Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Brighthouse Funds Trust I
Entity Central Index Key	0001126087
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000100075
Shareholder Report [Line Items]
Fund Name	AB Global Dynamic Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Dynamic Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Dow Jones Moderate Portfolio Index over the 12-month period ending December 31, 2025.  The Portfolio started the year overweight equities as cyclical indicators remained consistent with continued economic expansion. The Global Purchasing Managers Index was steady, with manufacturing improvement offsetting a moderation in services. Early in the year, Q4 2024 earnings results confirmed that expectations for mid-teens S&P 500 earnings growth in 2025 remained intact. In March, the Portfolio moved from an overweight equites posture to neutral, as the announced tariffs proved higher and broader than expected, and tariff-related anxiety continued to rise. The April Liberation Day sell‑off prompted a further reduction in equity exposure in response to elevated volatility. As volatility subsided in May, the Portfolio began to increase its equity exposure back towards neutral. In the back half of 2025, the Portfolio remained overweight equities as economic data supported continued expansion and initial tariff impacts appeared benign. The Portfolio ended the year overweight equities and fixed income. The Portfolio also ended the year overweight Emerging Market ("EM") equities and maintained a neutral allocation to Real Estate Investment Trusts.

Top Contributors:

  A tactical overweight to equities contributed to performance as equities rallied.

  The interest rate swap contributed as central bank policy expectations materially changed.

Top Detractors:

  A reduction in equity exposure, due to April Liberation Day volatility, caused the Portfolio to lag in the subsequent rapid recovery and detracted from returns.

  Average underweight to EM equites, as EM equities outperformed, also negatively affected performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $15,942	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,360	$10,786	$10,209	$10,767
12/2017	$11,770	$13,372	$10,964	$12,397
12/2018	$10,950	$12,113	$10,832	$11,752
12/2019	$12,929	$15,335	$11,573	$13,938
12/2020	$13,716	$17,828	$12,637	$15,643
12/2021	$14,989	$21,133	$12,042	$17,114
12/2022	$11,927	$17,252	$10,086	$14,553
12/2023	$13,315	$21,082	$10,662	$16,401
12/2024	$14,289	$24,769	$10,482	$17,803
12/2025	$15,942	$30,302	$11,338	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
AB Global Dynamic Allocation Portfolio - Class B	11.56%	3.05%	4.77%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,715,029,252
Holdings Count | Holding	1,796
Advisory Fees Paid, Amount	$ 10,809,800
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,715,029,252
# of Portfolio Investments	1,796
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$10,809,800

Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	2.8
Apple, Inc.	2.5
Microsoft Corp.	2.2
Alphabet, Inc.	2.0
Amazon.com, Inc.	1.4
Broadcom, Inc.	1.0
Meta Platforms, Inc.	0.9
Tesla, Inc.	0.8
Berkshire Hathaway, Inc.	0.6
JPMorgan Chase & Co.	0.5

Top 10 Countries

Value	Value
Switzerland	1.0
Netherlands	1.0
Spain	1.2
Italy	1.6
Australia	1.7
Germany	2.8
United Kingdom	2.9
France	3.1
Japan	6.3
United States	71.0

Asset Allocation

Value	Value
Rights	0.0Footnote Reference*
Investment Companies	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Short-Term Investments	1.7
Foreign Government	8.5
U.S. Treasury & Government Agencies	30.5
Common Stocks	58.3
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	19.8
U.S. Treasury Bonds	8.5
French Republic Government Bonds OAT	1.4
Federal National Mortgage Association	1.2
Italy Buoni Poliennali Del Tesoro	1.0
Japan Government Two Year Bonds	0.8
U.K. Gilts	0.7
Bundesrepublik Deutschland Bundesanleihe	0.6
Spain Government Bonds	0.5
Federal Home Loan Banks	0.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210967
Shareholder Report [Line Items]
Fund Name	AB International Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index during the 12-month period ending December 31, 2025. Outperformance was generally driven by both asset allocation and security selection decisions.

Top Contributors:

  Within Emerging Markets ("EM"), hard currency securities contributed to performance. An overweight to the High Yield EM Sovereigns and Quasi Sovereigns sectors, along with tactical overweight country exposures to Mexico, Colombia, Ecuador, and Morocco were the most notable contributors.

  Developed Market ("DM") Investment Grade ("IG") Corporates and Sovereigns/Treasuries, particularly in the U.S., contributed to performance.

  Off-benchmark allocations to securitized products, including Credit Risk Transfers, Collateralized Loan Obligations/Asset-Backed Securities, and Commercial Mortgage-Backed Securities, added to performance.

Top Detractors:

  EM IG Sovereign securities were the largest detractor.

  Duration positioning in DM Sovereign/Treasuries, specifically through exposures to Australia and Japan, detracted from performance as the Bank of Japan continued to raise interest rates.

  Overweight exposure to Brazil detracted from performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $11,372	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $11,289
04/2019	$10,000	$10,000
12/2019	$10,490	$10,444
12/2020	$10,984	$10,855
12/2021	$10,783	$10,704
12/2022	$9,115	$9,659
12/2023	$9,960	$10,462
12/2024	$10,531	$10,982
12/2025	$11,372	$11,289

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	Since Inception 4/29/19
AB International Bond Portfolio - Class A	7.99%	0.70%	1.94%
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index	2.80%	0.79%	1.83%

Performance Inception Date	Apr. 29, 2019
Material Change Date	Dec. 31, 2025
AssetsNet	$ 400,803,625
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 2,191,484
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$400,803,625
# of Portfolio Investments	638
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$2,191,484

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Treasury & Government Agencies	0.1
Agency Sponsored Mortgage-Backed Securities	0.7
Non-Agency Mortgage-Backed Securities	1.1
Asset-Backed Securities	1.4
Short-Term Investments	1.9
Corporate Bonds & Notes	31.3
Foreign Government	61.7

Top 10 Countries

Value	Value
Canada	2.4
Italy	2.8
Turkey	3.0
Colombia	3.3
China	4.2
France	4.7
United Kingdom	5.6
United States	6.8
Mexico	7.2
Japan	7.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

China Government Bonds	3.6
U.K. Gilts	3.2
Mexico Bonos	3.2
Japan Government Five Year Bonds	2.3
Japan Government Two Year Bonds	2.3
Italy Buoni Poliennali Del Tesoro	2.2
Petroleos Mexicanos	2.0
Dominican Republic International Bonds	2.0
Argentina Republic Government International Bonds	1.8
Spain Government Bonds	1.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210964
Shareholder Report [Line Items]
Fund Name	AB International Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index during the 12-month period ending December 31, 2025. Outperformance was generally driven by both asset allocation and security selection decisions.

Top Contributors:

  Within Emerging Markets ("EM"), hard currency securities contributed to performance. An overweight to the High Yield EM Sovereigns and Quasi Sovereigns sectors, along with tactical overweight country exposures to Mexico, Colombia, Ecuador, and Morocco were the most notable contributors.

  Developed Market ("DM") Investment Grade ("IG") Corporates and Sovereigns/Treasuries, particularly in the U.S., contributed to performance.

  Off-benchmark allocations to securitized products, including Credit Risk Transfers, Collateralized Loan Obligations/Asset-Backed Securities, and Commercial Mortgage-Backed Securities, added to performance.

Top Detractors:

  EM IG Sovereign securities were the largest detractor.

  Duration positioning in DM Sovereign/Treasuries, specifically through exposures to Australia and Japan, detracted from performance as the Bank of Japan continued to raise interest rates.

  Overweight exposure to Brazil detracted from performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $11,199	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $11,289
04/2019	$10,000	$10,000
12/2019	$10,490	$10,444
12/2020	$10,950	$10,855
12/2021	$10,718	$10,704
12/2022	$9,041	$9,659
12/2023	$9,846	$10,462
12/2024	$10,391	$10,982
12/2025	$11,199	$11,289

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	Since Inception 4/29/19
AB International Bond Portfolio - Class B	7.77%	0.45%	1.71%
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index	2.80%	0.79%	1.83%

Performance Inception Date	Apr. 29, 2019
Material Change Date	Dec. 31, 2025
AssetsNet	$ 400,803,625
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 2,191,484
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$400,803,625
# of Portfolio Investments	638
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$2,191,484

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Treasury & Government Agencies	0.1
Agency Sponsored Mortgage-Backed Securities	0.7
Non-Agency Mortgage-Backed Securities	1.1
Asset-Backed Securities	1.4
Short-Term Investments	1.9
Corporate Bonds & Notes	31.3
Foreign Government	61.7

Top 10 Countries

Value	Value
Canada	2.4
Italy	2.8
Turkey	3.0
Colombia	3.3
China	4.2
France	4.7
United Kingdom	5.6
United States	6.8
Mexico	7.2
Japan	7.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

China Government Bonds	3.6
U.K. Gilts	3.2
Mexico Bonos	3.2
Japan Government Five Year Bonds	2.3
Japan Government Two Year Bonds	2.3
Italy Buoni Poliennali Del Tesoro	2.2
Petroleos Mexicanos	2.0
Dominican Republic International Bonds	2.0
Argentina Republic Government International Bonds	1.8
Spain Government Bonds	1.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030705
Shareholder Report [Line Items]
Fund Name	Allspring Mid Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark over the 12-month period. The Portfolio faced some stylistic headwinds as mid-cap investors were drawn to some of the more speculative stocks that they believe would benefit most from the post April 8th recovery and the artificial intelligence buildout theme.

Top Contributors:

  Stock selection in Industrials and Utilities as well as an overweight to Industrials and an underweight to Real Estate contributed.

  A top contributor was AerCap Holdings N.V., the world’s largest aircraft and engine leasing business. We believe its acquisition of GECAS should provide AerCap with unrivaled advantages in customer relationships, purchasing power, and market information leading to outsized cash flow growth over time. During the most recent quarter, AerCap beat street estimates across the board, raised its 2025 guidance, and announced that it had repurchased an additional one billion dollars in stock. We believe the market continues to undervalue the assets and the cash-generating ability of these combined businesses, especially considering the swift lease rate inflation experienced over the past couple of years.

Top Detractors:

  Stock selection in Financials, Materials and Consumer Staples detracted.

  The largest detractor was Graphic Packaging Holding Co., a leading provider of paper-based packaging solutions serving defensive, yet growing, end markets such as food and beverage, food service, and health and beauty. The company's best-in-class assets in the consolidated boxboard industry enable highly customizable and sustainable packaging solutions that differentiate it from peers and deepen customer relationships. While near-term challenges persist, specifically slower consumer spending and overcapacity in certain competing products, we believe the company’s diverse portfolio and exposure to essential categories should help limit downside risk. Importantly, Graphic Packaging is entering a significant free cash flow generation cycle, supported by normalized capital expenditures and improved operating efficiency. We believe this inflection in cash flow should enhance balance sheet flexibility and enable a meaningful step-up in shareholder returns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $24,559	Russell 3000 Index $38,012	Russell Midcap Value Index $25,421
12/2015	$10,000	$10,000	$10,000
12/2016	$11,360	$11,274	$12,000
12/2017	$12,613	$13,656	$13,601
12/2018	$10,964	$12,940	$11,930
12/2019	$14,887	$16,954	$15,158
12/2020	$15,324	$20,495	$15,910
12/2021	$19,821	$25,754	$20,419
12/2022	$18,890	$20,808	$17,962
12/2023	$20,647	$26,209	$20,246
12/2024	$23,150	$32,448	$22,892
12/2025	$24,559	$38,012	$25,421

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Allspring Mid Cap Value Portfolio - Class A	6.09%	9.89%	9.40%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 300,660,724
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 2,021,801
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$300,660,724
# of Portfolio Investments	91
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$2,021,801

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	3.7
Consumer Staples	4.2
Consumer Discretionary	5.7
Energy	6.5
Utilities	7.3
Materials	9.0
Health Care	10.6
Information Technology	12.2
Financials	14.9
Industrials	22.3

Top Countries

Value	Value
Canada	1.8
Ireland	2.0
United States	92.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Teradyne, Inc.	3.6
American Electric Power Co., Inc.	3.0
Labcorp Holdings, Inc.	2.9
Jefferies Financial Group, Inc.	2.8
FirstEnergy Corp.	2.5
Vulcan Materials Co.	2.4
Charles River Laboratories International, Inc.	2.4
Fifth Third Bancorp	2.4
Annaly Capital Management, Inc.	2.3
Keurig Dr. Pepper, Inc.	2.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030706
Shareholder Report [Line Items]
Fund Name	Allspring Mid Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark over the 12-month period. The Portfolio faced some stylistic headwinds as mid-cap investors were drawn to some of the more speculative stocks that they believe would benefit most from the post April 8th recovery and the artificial intelligence buildout theme.

Top Contributors:

  Stock selection in Industrials and Utilities as well as an overweight to Industrials and an underweight to Real Estate contributed.

  A top contributor was AerCap Holdings N.V., the world’s largest aircraft and engine leasing business. We believe its acquisition of GECAS should provide AerCap with unrivaled advantages in customer relationships, purchasing power, and market information leading to outsized cash flow growth over time. During the most recent quarter, AerCap beat street estimates across the board, raised its 2025 guidance, and announced that it had repurchased an additional one billion dollars in stock. We believe the market continues to undervalue the assets and the cash-generating ability of these combined businesses, especially considering the swift lease rate inflation experienced over the past couple of years.

Top Detractors:

  Stock selection in Financials, Materials and Consumer Staples detracted.

  The largest detractor was Graphic Packaging Holding Co., a leading provider of paper-based packaging solutions serving defensive, yet growing, end markets such as food and beverage, food service, and health and beauty. The company's best-in-class assets in the consolidated boxboard industry enable highly customizable and sustainable packaging solutions that differentiate it from peers and deepen customer relationships. While near-term challenges persist, specifically slower consumer spending and overcapacity in certain competing products, we believe the company’s diverse portfolio and exposure to essential categories should help limit downside risk. Importantly, Graphic Packaging is entering a significant free cash flow generation cycle, supported by normalized capital expenditures and improved operating efficiency. We believe this inflection in cash flow should enhance balance sheet flexibility and enable a meaningful step-up in shareholder returns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $23,924	Russell 3000 Index $38,012	Russell Midcap Value Index $25,421
12/2015	$10,000	$10,000	$10,000
12/2016	$11,318	$11,274	$12,000
12/2017	$12,539	$13,656	$13,601
12/2018	$10,873	$12,940	$11,930
12/2019	$14,736	$16,954	$15,158
12/2020	$15,136	$20,495	$15,910
12/2021	$19,518	$25,754	$20,419
12/2022	$18,549	$20,808	$17,962
12/2023	$20,221	$26,209	$20,246
12/2024	$22,619	$32,448	$22,892
12/2025	$23,924	$38,012	$25,421

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Allspring Mid Cap Value Portfolio - Class B	5.77%	9.59%	9.11%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 300,660,724
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 2,021,801
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$300,660,724
# of Portfolio Investments	91
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$2,021,801

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	3.7
Consumer Staples	4.2
Consumer Discretionary	5.7
Energy	6.5
Utilities	7.3
Materials	9.0
Health Care	10.6
Information Technology	12.2
Financials	14.9
Industrials	22.3

Top Countries

Value	Value
Canada	1.8
Ireland	2.0
United States	92.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Teradyne, Inc.	3.6
American Electric Power Co., Inc.	3.0
Labcorp Holdings, Inc.	2.9
Jefferies Financial Group, Inc.	2.8
FirstEnergy Corp.	2.5
Vulcan Materials Co.	2.4
Charles River Laboratories International, Inc.	2.4
Fifth Third Bancorp	2.4
Annaly Capital Management, Inc.	2.3
Keurig Dr. Pepper, Inc.	2.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063063
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Aggressive Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The American Funds Aggressive Allocation Portfolio outperformed the Dow Jones Moderately Aggressive Portfolio Index over the twelve-month period ended December 31, 2025. Relative results were positively impacted by the underlying domestic equity portfolios, international equity portfolios, and an overweight to equity offset the negative impact by the underlying fixed income portfolios.

Top Contributors:

  In domestic equity, the American Funds Fundamental Investors Fund was a contributor to results from positions in the Information Technology, Industrials, and Communication Services sectors.

  In international equity, the American Funds International Growth and Income Fund had a positive impact on results from positions in the Financials, Industrials, and Information Technology sectors.

  The American Funds Insurance Series ("AFIS") International Fund further contributed to results over the period and benefitted from positions in the Financials, Information Technology, and Industrials sectors.

Top Detractors:

  In fixed income, the AFIS The Bond Fund of America was a detractor to results.

  The American Funds U.S. Government Securities Fund had a negative impact on results.

  The American Funds High-Income Trust Fund detracted from results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $28,959	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderately Aggressive Portfolio Index $24,436
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,928	$10,786	$10,209	$10,931
12/2017	$13,301	$13,372	$10,964	$13,016
12/2018	$12,566	$12,113	$10,832	$12,062
12/2019	$15,588	$15,335	$11,573	$14,817
12/2020	$18,291	$17,828	$12,637	$16,912
12/2021	$21,256	$21,133	$12,042	$19,288
12/2022	$17,352	$17,252	$10,086	$16,282
12/2023	$20,937	$21,082	$10,662	$18,820
12/2024	$24,068	$24,769	$10,482	$20,935
12/2025	$28,959	$30,302	$11,338	$24,436

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
American Funds® Aggressive Allocation Portfolio - Class B	20.32%	9.62%	11.22%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderately Aggressive Portfolio Index	16.72%	7.64%	9.35%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,927,983,116
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,813,376
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,927,983,116
# of Portfolio Investments	14
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$1,813,376

Holdings [Text Block]

Asset Allocation

Value	Value
Global Fixed Income	1.5
High Yield Fixed Income	2.0
Emerging Market Equities	3.0
Global Equities	5.0
Investment Grade Fixed Income	6.4
International Developed Market Equities	20.2
U.S. Large Cap Equities	62.0

Largest Holdings [Text Block]

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.5
American Funds International Growth & Income Fund, Class R-6	11.1
American Funds Fundamental Investors Fund, Class R-6	11.0
American Funds Growth Fund, Class 1	10.5
American Funds Growth-Income Fund, Class 1	10.0
American Funds Washington Mutual Investors Fund, Class 1	10.0
American Funds International Fund, Class 1	9.1
American Funds American Mutual Fund, Class R-6	9.0
American Funds Smallcap World Fund, Inc., Class R6	5.0
American Funds The Bond Fund of America, Class 1	4.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On April 28, 2025, the Portfolio changed its name from American Funds Growth Allocation Portfolio to American Funds Aggressive Allocation Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Material Fund Change Name [Text Block]	On April 28, 2025, the Portfolio changed its name from American Funds Growth Allocation Portfolio to American Funds Aggressive Allocation Portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063064
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Allocation Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Aggressive Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The American Funds Aggressive Allocation Portfolio outperformed the Dow Jones Moderately Aggressive Portfolio Index over the twelve-month period ended December 31, 2025. Relative results were positively impacted by the underlying domestic equity portfolios, international equity portfolios, and an overweight to equity offset the negative impact by the underlying fixed income portfolios.

Top Contributors:

  In domestic equity, the American Funds Fundamental Investors Fund was a contributor to results from positions in the Information Technology, Industrials, and Communication Services sectors.

  In international equity, the American Funds International Growth and Income Fund had a positive impact on results from positions in the Financials, Industrials, and Information Technology sectors.

  The American Funds Insurance Series ("AFIS") International Fund further contributed to results over the period and benefitted from positions in the Financials, Information Technology, and Industrials sectors.

Top Detractors:

  In fixed income, the AFIS The Bond Fund of America was a detractor to results.

  The American Funds U.S. Government Securities Fund had a negative impact on results.

  The American Funds High-Income Trust Fund detracted from results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class C $28,101	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderately Aggressive Portfolio Index $24,436
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,896	$10,786	$10,209	$10,931
12/2017	$13,222	$13,372	$10,964	$13,016
12/2018	$12,459	$12,113	$10,832	$12,062
12/2019	$15,404	$15,335	$11,573	$14,817
12/2020	$18,011	$17,828	$12,637	$16,912
12/2021	$20,875	$21,133	$12,042	$19,288
12/2022	$17,009	$17,252	$10,086	$16,282
12/2023	$20,457	$21,082	$10,662	$18,820
12/2024	$23,438	$24,769	$10,482	$20,935
12/2025	$28,101	$30,302	$11,338	$24,436

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
American Funds® Aggressive Allocation Portfolio - Class C	19.90%	9.30%	10.88%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderately Aggressive Portfolio Index	16.72%	7.64%	9.35%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,927,983,116
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,813,376
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,927,983,116
# of Portfolio Investments	14
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$1,813,376

Holdings [Text Block]

Asset Allocation

Value	Value
Global Fixed Income	1.5
High Yield Fixed Income	2.0
Emerging Market Equities	3.0
Global Equities	5.0
Investment Grade Fixed Income	6.4
International Developed Market Equities	20.2
U.S. Large Cap Equities	62.0

Largest Holdings [Text Block]

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.5
American Funds International Growth & Income Fund, Class R-6	11.1
American Funds Fundamental Investors Fund, Class R-6	11.0
American Funds Growth Fund, Class 1	10.5
American Funds Growth-Income Fund, Class 1	10.0
American Funds Washington Mutual Investors Fund, Class 1	10.0
American Funds International Fund, Class 1	9.1
American Funds American Mutual Fund, Class R-6	9.0
American Funds Smallcap World Fund, Inc., Class R6	5.0
American Funds The Bond Fund of America, Class 1	4.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On April 28, 2025, the Portfolio changed its name from American Funds Growth Allocation Portfolio to American Funds Aggressive Allocation Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Material Fund Change Name [Text Block]	On April 28, 2025, the Portfolio changed its name from American Funds Growth Allocation Portfolio to American Funds Aggressive Allocation Portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063060
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The American Funds Balanced Allocation Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying domestic equity portfolios, international equity portfolios, and an overweight to equity and offset the negative impact by the underlying fixed income portfolios.

Top Contributors:

  In domestic equity, the American Funds Fundamental Investors Fund was a contributor to results from positions in the Information Technology, Industrials, and Communication Services sectors.

  In international equity, the American Funds International Growth and Income Fund had a positive impact on results from positions in the Financials, Industrials, and Information Technology sectors.

  The American Funds Insurance Series ("AFIS") International Fund further contributed to results over the period and benefitted from positions in the Financials, Information Technology, and Industrials sectors.

Top Detractors:

  In fixed income, the AFIS The Bond Fund of America was a detractor to results.

  The American Funds U.S. Government Securities Fund had a negative impact on results.

  The American Funds High-Income Trust Fund detracted from results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $24,352	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,804	$10,786	$10,209	$10,767
12/2017	$12,661	$13,372	$10,964	$12,397
12/2018	$12,161	$12,113	$10,832	$11,752
12/2019	$14,578	$15,335	$11,573	$13,938
12/2020	$16,887	$17,828	$12,637	$15,643
12/2021	$19,006	$21,133	$12,042	$17,114
12/2022	$15,864	$17,252	$10,086	$14,553
12/2023	$18,516	$21,082	$10,662	$16,401
12/2024	$20,751	$24,769	$10,482	$17,803
12/2025	$24,352	$30,302	$11,338	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
American Funds® Balanced Allocation Portfolio - Class B	17.35%	7.60%	9.31%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 4,032,715,542
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,372,974
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,032,715,542
# of Portfolio Investments	14
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$2,372,974

Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.0
High Yield Fixed Income	4.5
International Developed Market Equities	15.6
Investment Grade Fixed Income	23.7
U.S. Large Cap Equities	48.5

Largest Holdings [Text Block]

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	13.2
American Funds U.S. Government Securities Fund, Class R-6	10.5
American Funds Growth-Income Fund, Class 1	9.0
American Funds International Growth & Income Fund, Class R-6	8.8
American Funds Growth Fund, Class 1	8.5
American Funds Fundamental Investors Fund, Class R-6	8.0
American Funds AMCAP Fund, Class R-6	8.0
American Funds Washington Mutual Investors Fund, Class 1	8.0
American Funds American Mutual Fund, Class R-6	7.0
American Funds International Fund, Class 1	6.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063061
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Allocation Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The American Funds Balanced Allocation Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying domestic equity portfolios, international equity portfolios, and an overweight to equity and offset the negative impact by the underlying fixed income portfolios.

Top Contributors:

  In domestic equity, the American Funds Fundamental Investors Fund was a contributor to results from positions in the Information Technology, Industrials, and Communication Services sectors.

  In international equity, the American Funds International Growth and Income Fund had a positive impact on results from positions in the Financials, Industrials, and Information Technology sectors.

  The American Funds Insurance Series ("AFIS") International Fund further contributed to results over the period and benefitted from positions in the Financials, Information Technology, and Industrials sectors.

Top Detractors:

  In fixed income, the AFIS The Bond Fund of America was a detractor to results.

  The American Funds U.S. Government Securities Fund had a negative impact on results.

  The American Funds High-Income Trust Fund detracted from results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class C $23,644	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,781	$10,786	$10,209	$10,767
12/2017	$12,598	$13,372	$10,964	$12,397
12/2018	$12,055	$12,113	$10,832	$11,752
12/2019	$14,409	$15,335	$11,573	$13,938
12/2020	$16,652	$17,828	$12,637	$15,643
12/2021	$18,674	$21,133	$12,042	$17,114
12/2022	$15,544	$17,252	$10,086	$14,553
12/2023	$18,106	$21,082	$10,662	$16,401
12/2024	$20,206	$24,769	$10,482	$17,803
12/2025	$23,644	$30,302	$11,338	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
American Funds® Balanced Allocation Portfolio - Class C	17.02%	7.26%	8.99%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 4,032,715,542
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,372,974
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,032,715,542
# of Portfolio Investments	14
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$2,372,974

Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.0
High Yield Fixed Income	4.5
International Developed Market Equities	15.6
Investment Grade Fixed Income	23.7
U.S. Large Cap Equities	48.5

Largest Holdings [Text Block]

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	13.2
American Funds U.S. Government Securities Fund, Class R-6	10.5
American Funds Growth-Income Fund, Class 1	9.0
American Funds International Growth & Income Fund, Class R-6	8.8
American Funds Growth Fund, Class 1	8.5
American Funds Fundamental Investors Fund, Class R-6	8.0
American Funds AMCAP Fund, Class R-6	8.0
American Funds Washington Mutual Investors Fund, Class 1	8.0
American Funds American Mutual Fund, Class R-6	7.0
American Funds International Fund, Class 1	6.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030657
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment. The expense table below reflects the expenses of both the American Funds Growth Portfolio (the "Feeder Fund") and the Master Fund.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the year ended December 31, 2025, the Portfolio outperformed its benchmark, the S&P 500 Index.  U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation drove the S&P 500 Index to post robust gains for the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts in the second half of the year.

Top Contributors:

  Positive results for holdings in the Information Technology, Communication Services, Industrials, and Materials sectors contributed to relative returns.

Top Detractors:

  Holdings in the Financials and Energy sectors detracted from the Portfolio's relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class C $50,596	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$10,910	$11,196
12/2017	$13,954	$13,640
12/2018	$13,884	$13,042
12/2019	$18,096	$17,149
12/2020	$27,440	$20,304
12/2021	$33,373	$26,132
12/2022	$23,307	$21,399
12/2023	$32,162	$27,025
12/2024	$42,204	$33,786
12/2025	$50,596	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
American Funds® Growth Portfolio - Class C	19.88%	13.02%	17.60%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,987,861,627
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,987,861,627
# of Portfolio Investments	1
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.7
Energy	1.5
Materials	1.8
Consumer Staples	1.9
Financials	7.4
Industrials	9.2
Health Care	11.0
Consumer Discretionary	15.7
Communication Services	17.1
Information Technology	30.7

Top 10 Countries

Value	Value
Switzerland	0.2
Israel	0.2
Ireland	0.2
Netherlands	0.3
Mexico	0.3
France	0.8
South Korea	0.8
Taiwan	1.0
Canada	4.0
United States	89.3

Largest Holdings [Text Block]

Top Equity Holdings

Meta Platforms, Inc.	7.7
Tesla, Inc.	6.2
Alphabet, Inc.	5.7
NVIDIA Corp.	5.0
Broadcom, Inc.	4.5
Microsoft Corp.	4.2
Micron Technology, Inc.	2.2
Intuitive Surgical, Inc.	2.1
Netflix, Inc.	2.1
Amazon.com, Inc.	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063057
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The American Funds Moderate Allocation Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying domestic equity and international equity portfolios and offset the negative impact by the underlying fixed income portfolios.

Top Contributors:

  In domestic equity, the American Funds Fundamental Investors Fund was a contributor to results from positions in the Information Technology, Industrials, and Communication Services sectors.

  In international equity, the American Funds International Growth and Income Fund had a positive impact on results from positions in the Financials, Industrials, and Information Technology sectors.

  The American Funds Insurance Series ("AFIS") International Fund further contributed to results over the period and benefited from positions in the Financials, Information Technology, and Industrials sectors.

Top Detractors:

  In fixed income, the AFIS - The Bond Fund of America was a detractor to results.

  The American Funds U.S. Government Securities Fund had a negative impact on results.

  The Funds American High-Income Trust  Fund detracted from results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $20,830	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,725	$10,786	$10,209	$10,767
12/2017	$12,159	$13,372	$10,964	$12,397
12/2018	$11,777	$12,113	$10,832	$11,752
12/2019	$13,732	$15,335	$11,573	$13,938
12/2020	$15,558	$17,828	$12,637	$15,643
12/2021	$17,111	$21,133	$12,042	$17,114
12/2022	$14,646	$17,252	$10,086	$14,553
12/2023	$16,583	$21,082	$10,662	$16,401
12/2024	$18,148	$24,769	$10,482	$17,803
12/2025	$20,830	$30,302	$11,338	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
American Funds® Moderate Allocation Portfolio - Class B	14.78%	6.01%	7.61%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,920,002,389
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,337,110
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,920,002,389
# of Portfolio Investments	14
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,337,110

Holdings [Text Block]

Asset Allocation

Value	Value
Global Equities	1.0
Emerging Market Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	6.0
International Developed Market Equities	12.1
Investment Grade Fixed Income	37.6
U.S. Large Cap Equities	38.9

Largest Holdings [Text Block]

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	19.1
American Funds The Bond Fund of America, Class 1	18.5
American Funds American Mutual Fund, Class R-6	8.0
American Funds Growth-Income Fund, Class 1	8.0
American Funds Washington Mutual Investors Fund, Class 1	8.0
American Funds International Growth & Income Fund, Class R-6	6.5
American Funds High-Income Trust Fund, Class R-6	6.0
American Funds International Fund, Class 1	5.5
American Funds Fundamental Investors Fund, Class R-6	5.0
American Funds AMCAP Fund, Class R-6	5.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063058
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Allocation Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The American Funds Moderate Allocation Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying domestic equity and international equity portfolios and offset the negative impact by the underlying fixed income portfolios.

Top Contributors:

  In domestic equity, the American Funds Fundamental Investors Fund was a contributor to results from positions in the Information Technology, Industrials, and Communication Services sectors.

  In international equity, the American Funds International Growth and Income Fund had a positive impact on results from positions in the Financials, Industrials, and Information Technology sectors.

  The American Funds Insurance Series ("AFIS") International Fund further contributed to results over the period and benefited from positions in the Financials, Information Technology, and Industrials sectors.

Top Detractors:

  In fixed income, the AFIS - The Bond Fund of America was a detractor to results.

  The American Funds U.S. Government Securities Fund had a negative impact on results.

  The Funds American High-Income Trust  Fund detracted from results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class C $20,228	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,701	$10,786	$10,209	$10,767
12/2017	$12,089	$13,372	$10,964	$12,397
12/2018	$11,676	$12,113	$10,832	$11,752
12/2019	$13,562	$15,335	$11,573	$13,938
12/2020	$15,324	$17,828	$12,637	$15,643
12/2021	$16,801	$21,133	$12,042	$17,114
12/2022	$14,343	$17,252	$10,086	$14,553
12/2023	$16,196	$21,082	$10,662	$16,401
12/2024	$17,672	$24,769	$10,482	$17,803
12/2025	$20,228	$30,302	$11,338	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
American Funds® Moderate Allocation Portfolio - Class C	14.46%	5.71%	7.30%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,920,002,389
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,337,110
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,920,002,389
# of Portfolio Investments	14
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,337,110

Holdings [Text Block]

Asset Allocation

Value	Value
Global Equities	1.0
Emerging Market Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	6.0
International Developed Market Equities	12.1
Investment Grade Fixed Income	37.6
U.S. Large Cap Equities	38.9

Largest Holdings [Text Block]

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	19.1
American Funds The Bond Fund of America, Class 1	18.5
American Funds American Mutual Fund, Class R-6	8.0
American Funds Growth-Income Fund, Class 1	8.0
American Funds Washington Mutual Investors Fund, Class 1	8.0
American Funds International Growth & Income Fund, Class R-6	6.5
American Funds High-Income Trust Fund, Class R-6	6.0
American Funds International Fund, Class 1	5.5
American Funds Fundamental Investors Fund, Class R-6	5.0
American Funds AMCAP Fund, Class R-6	5.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100078
Shareholder Report [Line Items]
Fund Name	BlackRock Global Tactical Strategies Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Global Tactical Strategies Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Dow Jones Moderate Portfolio Index ("DJM") over the 12-month period ending December 31, 2025. The Portfolio returned 11.44%, while the DJM returned 13.82%. The 10-year interest rate swap was the main contributor, while the volatility control mechanism was a key detractor after being engaged in the second quarter of the year, before fully re-risking by the end of the quarter.

Top Contributors:

  The 10-year interest rate swap contributed to performance as yields ended the year lower given heightened volatility driven by shifting U.S. Federal Reserve rate policies, resulting in three cuts throughout the year amid concerns around inflationary fiscal policies.

  For a majority of the year, the Portfolio held an overweight to Developed Markets, including Japan and Europe, while entering into an underweight in the U.S. Technology sector as market pricing appeared stretched. Directional equity positioning contributed to performance over the year, driven by Japanese equity performance as domestic growth remained attractive relative to other regions.

  Performance was supported by the Portfolio's higher allocation to Non-U.S. Developed Markets relative to the DJM given foreign investor appetite for Non-U.S. equities as U.S. Technology valuations remain high, driven by the artificial intelligence theme.

Top Detractors:

  Volatility control was a drag on performance amid a sentiment-driven pullback triggered by "Liberation Day", the Trump administration's announcement of sweeping trade restrictions, which led to the Portfolio de-risking in the second quarter of 2025. Markets rebounded following the Trump administration’s subsequent decision to reverse course and implement a 90-day pause. The Portfolio fully re-risked before quarter-end.

  Currency positioning detracted, mainly from the Japanese yen versus the U.S. dollar, as the yen remained steady despite improvements in the growth outlook in Japan and higher yields.

  The Portfolio’s lower allocation to Emerging Market Equities and International Fixed Income relative to the DJM was also a detractor, as Emerging Markets saw material gains during the year, supported by a weaker U.S. dollar.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $16,443	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,443	$10,786	$10,209	$10,767
12/2017	$11,833	$13,372	$10,964	$12,397
12/2018	$10,983	$12,113	$10,832	$11,752
12/2019	$13,248	$15,335	$11,573	$13,938
12/2020	$13,819	$17,828	$12,637	$15,643
12/2021	$15,172	$21,133	$12,042	$17,114
12/2022	$12,307	$17,252	$10,086	$14,553
12/2023	$13,945	$21,082	$10,662	$16,401
12/2024	$14,755	$24,769	$10,482	$17,803
12/2025	$16,443	$30,302	$11,338	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Global Tactical Strategies Portfolio - Class B	11.44%	3.54%	5.10%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,847,866,442
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 17,686,831
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,847,866,442
# of Portfolio Investments	70
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$17,686,831

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Small Cap Equities	1.8
Real Estate Equities	2.0
Commodities	4.1
U.S. Large Cap Equities	25.0
Investment Grade Fixed Income	26.8
International Developed Market Equities	28.5

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core MSCI EAFE ETF	25.2
Vanguard Total Bond Market ETF	20.6
iShares Core S&P 500 ETF	16.8
iShares Core U.S. Aggregate Bond ETF	14.9
State Street Technology Select Sector SPDR ETF	2.9
iShares U.S. Real Estate ETF	2.0
State Street Financial Select Sector SPDR ETF	1.3
State Street Communication Services Select Sector SPDR ETF	1.1
State Street Consumer Discretionary Select Sector SPDR ETF	1.0
State Street Health Care Select Sector SPDR ETF	0.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030750
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index over the 12-month period ending December 31, 2025. Both asset allocation and strong security selection were positive drivers to the relative outperformance. Despite tariffs and occasional negative credit headlines creating bouts of volatility, High Yield bonds performed well in 2025, characterized by strong carry‑driven returns, robust refinancing‑led issuance, tight spreads, and below‑average defaults. Higher quality High Yield bonds led performance over the year, though each High Yield rating cohort returned greater than 8% in total returns. Spreads have continued to stay tight despite episodic volatility throughout the year, underlining the resilience that the market has exhibited.

Top Contributors:

  Security selection within Technology, Retailers, and Media and Entertainment were key positive contributors.

  Security selection within CCC- rated securities, as well as underweights to stressed and distressed issuers rated CC and C strongly contributed to performance.

  The Portfolio's out-of-benchmark position in Investment Grade Credit was also a positive contributor to performance in 2025.

Top Detractors:

  Security selection within Cable and Satellite, Midstream, and Independent Energy detracted from performance.

  The Portfolio's tactical allocation to Bank Loans was a detractor over the year as the asset class underperformed High Yield bonds.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $18,975	Bloomberg U.S. Universal Bond Index $12,721	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $18,806
12/2015	$10,000	$10,000	$10,000
12/2016	$11,426	$10,391	$11,713
12/2017	$12,348	$10,816	$12,592
12/2018	$12,029	$10,789	$12,329
12/2019	$13,839	$11,791	$14,095
12/2020	$14,913	$12,684	$15,088
12/2021	$15,739	$12,544	$15,882
12/2022	$14,139	$10,914	$14,106
12/2023	$16,035	$11,588	$16,002
12/2024	$17,385	$11,824	$17,313
12/2025	$18,975	$12,721	$18,806

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock High Yield Portfolio - Class A	9.15%	4.94%	6.62%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,080,813,621
Holdings Count | Holding	1,231
Advisory Fees Paid, Amount	$ 5,831,198
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,080,813,621
# of Portfolio Investments	1,231
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$5,831,198

Holdings [Text Block]

Top 10 Sectors

Value	Value
Oil & Gas	3.0
Electric	3.0
Internet	3.2
Chemicals	3.2
Diversified Financial Services	3.9
Media	4.8
Software	5.1
Insurance	6.2
Commercial Services	6.9
Telecommunications	7.9

Asset Allocation

Value	Value
Escrow Shares	0.0Footnote Reference*
Convertible Preferred Stocks	0.1
Convertible Bonds	0.5
Common Stocks	0.6
Short-Term Investments	2.8
Floating Rate Loans	6.8
Corporate Bonds & Notes	87.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Level 3 Financing, Inc.	2.0
Beignet Investor LLC	2.0
HUB International Ltd.	1.8
TransDigm, Inc.	1.6
Cloud Software Group, Inc.	1.3
Clear Channel Outdoor Holdings, Inc.	1.2
1261229 BC Ltd.	1.1
NRG Energy, Inc.	1.1
Athenahealth Group, Inc.	1.1
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030751
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index over the 12-month period ending December 31, 2025. Both asset allocation and strong security selection were positive drivers to the relative outperformance. Despite tariffs and occasional negative credit headlines creating bouts of volatility, High Yield bonds performed well in 2025, characterized by strong carry‑driven returns, robust refinancing‑led issuance, tight spreads, and below‑average defaults. Higher quality High Yield bonds led performance over the year, though each High Yield rating cohort returned greater than 8% in total returns. Spreads have continued to stay tight despite episodic volatility throughout the year, underlining the resilience that the market has exhibited.

Top Contributors:

  Security selection within Technology, Retailers, and Media and Entertainment were key positive contributors.

  Security selection within CCC- rated securities, as well as underweights to stressed and distressed issuers rated CC and C strongly contributed to performance.

  The Portfolio's out-of-benchmark position in Investment Grade Credit was also a positive contributor to performance in 2025.

Top Detractors:

  Security selection within Cable and Satellite, Midstream, and Independent Energy detracted from performance.

  The Portfolio's tactical allocation to Bank Loans was a detractor over the year as the asset class underperformed High Yield bonds.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $18,510	Bloomberg U.S. Universal Bond Index $12,721	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $18,806
12/2015	$10,000	$10,000	$10,000
12/2016	$11,398	$10,391	$11,713
12/2017	$12,282	$10,816	$12,592
12/2018	$11,929	$10,789	$12,329
12/2019	$13,701	$11,791	$14,095
12/2020	$14,729	$12,684	$15,088
12/2021	$15,492	$12,544	$15,882
12/2022	$13,891	$10,914	$14,106
12/2023	$15,707	$11,588	$16,002
12/2024	$16,993	$11,824	$17,313
12/2025	$18,510	$12,721	$18,806

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock High Yield Portfolio - Class B	8.93%	4.68%	6.35%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,080,813,621
Holdings Count | Holding	1,231
Advisory Fees Paid, Amount	$ 5,831,198
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,080,813,621
# of Portfolio Investments	1,231
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$5,831,198

Holdings [Text Block]

Top 10 Sectors

Value	Value
Oil & Gas	3.0
Electric	3.0
Internet	3.2
Chemicals	3.2
Diversified Financial Services	3.9
Media	4.8
Software	5.1
Insurance	6.2
Commercial Services	6.9
Telecommunications	7.9

Asset Allocation

Value	Value
Escrow Shares	0.0Footnote Reference*
Convertible Preferred Stocks	0.1
Convertible Bonds	0.5
Common Stocks	0.6
Short-Term Investments	2.8
Floating Rate Loans	6.8
Corporate Bonds & Notes	87.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Level 3 Financing, Inc.	2.0
Beignet Investor LLC	2.0
HUB International Ltd.	1.8
TransDigm, Inc.	1.6
Cloud Software Group, Inc.	1.3
Clear Channel Outdoor Holdings, Inc.	1.2
1261229 BC Ltd.	1.1
NRG Energy, Inc.	1.1
Athenahealth Group, Inc.	1.1
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030680
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 100 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 100 Portfolio underperformed the Dow Jones Aggressive Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were negatively impacted by the underlying large cap equity and small cap equity portfolios and offset the positive impacts by the international equity portfolios.

Top Contributors:

  In international equity, the Brighthouse/Dimensional International Small Company Portfolio contributed to results from positions held in the Industrials, Materials, and Financials sectors.

  The SSGA Emerging Markets Enhanced Index Portfolio contributed to results from positions held in the Information Technology, Financials, and Consumer Discretionary sectors.

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

Top Detractors:

  In large cap equity, the Brighthouse/Wellington Core Equity Opportunities Portfolio had a negative impact on results as positions in the Consumer Staples and Real Estate sectors detracted over the period.

  The T. Rowe Price Large Cap Value Portfolio had a negative impact on results from positions held in the Materials, Real Estate, and Consumer Staples sectors.

  In small cap equity, the Brighthouse Small Cap Value Portfolio was a detractor to results from positions held in the Materials, Consumer Staples, and Health Care sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $28,326	MSCI All Country World Index $30,302	Dow Jones Aggressive Portfolio Index $29,495
12/2015	$10,000	$10,000	$10,000
12/2016	$10,919	$10,786	$11,098
12/2017	$13,454	$13,372	$13,672
12/2018	$12,135	$12,113	$12,380
12/2019	$15,508	$15,335	$15,739
12/2020	$18,490	$17,828	$18,255
12/2021	$21,881	$21,133	$21,644
12/2022	$17,529	$17,252	$17,972
12/2023	$21,228	$21,082	$21,391
12/2024	$24,126	$24,769	$24,560
12/2025	$28,326	$30,302	$29,495

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 100 Portfolio - Class A	17.41%	8.91%	10.97%
MSCI All Country World Index	22.34%	11.19%	11.72%
Dow Jones Aggressive Portfolio Index	20.09%	10.07%	11.42%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,755,054,015
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,230,833
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,755,054,015
# of Portfolio Investments	30
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,230,833

Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	2.9
U.S. Mid Cap Equities	4.4
Global Equities	4.5
Emerging Market Equities	5.6
U.S. Small Cap Equities	10.1
International Developed Market Equities	23.0
U.S. Large Cap Equities	49.5

Largest Holdings [Text Block]

Top 10 Holdings

MFS Value Portfolio, Class A	6.3
Loomis Sayles Growth Portfolio, Class A	6.2
Invesco Comstock Portfolio, Class A	6.1
Jennison Growth Portfolio, Class A	5.9
T. Rowe Price Large Cap Value Portfolio, Class A	5.8
Harris Oakmark International Portfolio, Class A	5.6
SSGA Emerging Markets Enhanced Index Portfolio, Class A	5.6
T. Rowe Price Large Cap Growth Portfolio, Class A	5.5
Brighthouse/Dimensional International Small Company Portfolio, Class A	5.1
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030681
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 100 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 100 Portfolio underperformed the Dow Jones Aggressive Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were negatively impacted by the underlying large cap equity and small cap equity portfolios and offset the positive impacts by the international equity portfolios.

Top Contributors:

  In international equity, the Brighthouse/Dimensional International Small Company Portfolio contributed to results from positions held in the Industrials, Materials, and Financials sectors.

  The SSGA Emerging Markets Enhanced Index Portfolio contributed to results from positions held in the Information Technology, Financials, and Consumer Discretionary sectors.

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

Top Detractors:

  In large cap equity, the Brighthouse/Wellington Core Equity Opportunities Portfolio had a negative impact on results as positions in the Consumer Staples and Real Estate sectors detracted over the period.

  The T. Rowe Price Large Cap Value Portfolio had a negative impact on results from positions held in the Materials, Real Estate, and Consumer Staples sectors.

  In small cap equity, the Brighthouse Small Cap Value Portfolio was a detractor to results from positions held in the Materials, Consumer Staples, and Health Care sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $27,624	MSCI All Country World Index $30,302	Dow Jones Aggressive Portfolio Index $29,495
12/2015	$10,000	$10,000	$10,000
12/2016	$10,898	$10,786	$11,098
12/2017	$13,397	$13,372	$13,672
12/2018	$12,049	$12,113	$12,380
12/2019	$15,360	$15,335	$15,739
12/2020	$18,265	$17,828	$18,255
12/2021	$21,576	$21,133	$21,644
12/2022	$17,228	$17,252	$17,972
12/2023	$20,813	$21,082	$21,391
12/2024	$23,598	$24,769	$24,560
12/2025	$27,624	$30,302	$29,495

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 100 Portfolio - Class B	17.06%	8.63%	10.70%
MSCI All Country World Index	22.34%	11.19%	11.72%
Dow Jones Aggressive Portfolio Index	20.09%	10.07%	11.42%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,755,054,015
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,230,833
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,755,054,015
# of Portfolio Investments	30
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,230,833

Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	2.9
U.S. Mid Cap Equities	4.4
Global Equities	4.5
Emerging Market Equities	5.6
U.S. Small Cap Equities	10.1
International Developed Market Equities	23.0
U.S. Large Cap Equities	49.5

Largest Holdings [Text Block]

Top 10 Holdings

MFS Value Portfolio, Class A	6.3
Loomis Sayles Growth Portfolio, Class A	6.2
Invesco Comstock Portfolio, Class A	6.1
Jennison Growth Portfolio, Class A	5.9
T. Rowe Price Large Cap Value Portfolio, Class A	5.8
Harris Oakmark International Portfolio, Class A	5.6
SSGA Emerging Markets Enhanced Index Portfolio, Class A	5.6
T. Rowe Price Large Cap Growth Portfolio, Class A	5.5
Brighthouse/Dimensional International Small Company Portfolio, Class A	5.1
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100083
Shareholder Report [Line Items]
Fund Name	Brighthouse Balanced Plus Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Balanced Plus Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Dow Jones Moderate Portfolio Index over the 12-month period ending December 31, 2025. The Portfolio shifted equity exposure throughout the year in response to changes in volatility, remaining underweight during most of the first half of the year and overweight for most of the second half of the year. The Portfolio was briefly neutral equities in late January, but de-risked in February and further de-risked in March and April, as volatility spiked due to heightened uncertainty surrounding U.S. trade policy. The Portfolio moved to neutral equity exposure in mid-May through late July as volatility waned. In the second half of the year, the Portfolio was briefly underweight equity in early August, mid-October, and mid-November, but maintained overweight equity exposure otherwise. The Base Sleeve (the portion of the Portfolio that invests in other underlying Brighthouse Portfolios) underperformed the Dow Jones Moderate Portfolio Index over the 12-month periodending December 31, 2025. Relative results were negatively impacted by the underlying fixed income, mid cap equity, and small cap equity portfolios.

Top Contributors:

  Within the fixed income allocation, exposure to Investment Grade Financials and Industrials contributed to performance.

  Holdings of Securitized Credit, including Agency Mortgage-Backed Securities ("MBS") contributed to performance.

  U.S. duration positioning contributed to performance.

Top Detractors:

  Equity exposure, although positive on an absolute basis, detracted from relative performance as the Portfolio remained underweight at times when equity markets rallied.

  Underlying fixed income, mid cap equity, and small cap equity portfolios detracted from returns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $17,623	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,836	$10,786	$10,209	$10,767
12/2017	$12,823	$13,372	$10,964	$12,397
12/2018	$11,879	$12,113	$10,832	$11,752
12/2019	$14,678	$15,335	$11,573	$13,938
12/2020	$16,516	$17,828	$12,637	$15,643
12/2021	$17,762	$21,133	$12,042	$17,114
12/2022	$13,889	$17,252	$10,086	$14,553
12/2023	$15,172	$21,082	$10,662	$16,401
12/2024	$15,742	$24,769	$10,482	$17,803
12/2025	$17,623	$30,302	$11,338	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Balanced Plus Portfolio - Class B	11.95%	1.31%	5.83%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 4,778,290,588
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,764,471
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,778,290,588
# of Portfolio Investments	115
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$11,764,471

Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	0.9
Emerging Market Equities	1.9
International Fixed Income	2.2
Global Equities	2.4
U.S. Small Cap Equities	4.8
U.S. Mid Cap Equities	5.5
High Yield Fixed Income	5.7
International Developed Market Equities	12.8
U.S. Large Cap Equities	42.3
Investment Grade Fixed Income	67.7

Largest Holdings [Text Block]

Top 10 Holdings

U.S. Treasury Notes	17.4
U.S. Treasury Bonds	12.9
BlackRock Bond Income Portfolio, Class A	7.7
TCW Core Fixed Income Portfolio, Class A	6.3
PIMCO Total Return Portfolio, Class A	5.5
JPMorgan Core Bond Portfolio, Class A	4.5
Harris Oakmark International Portfolio, Class A	3.9
Western Asset Management U.S. Government Portfolio, Class A	3.5
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.1
Baillie Gifford International Stock Portfolio, Class A	2.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030660
Shareholder Report [Line Items]
Fund Name	Brighthouse Small Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.76%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark, the Russell 2000 Value Index, over the 12-month period. The benchmark returned 12.59%. The Portfolio faced some stylistic headwinds as small cap investors were drawn to some of the more speculative stocks that they believed would benefit most from the post-April 8th recovery and the artificial intelligence buildout theme.

Top Contributors:

  Stock selection and underweight in real estate contributed.

  A top contributor was Mueller Industries, Inc., an industrial corporation whose holdings manufacture vital goods for important markets. The market is beginning to appreciate the durability of the cash flow stream through a full market cycle, in addition to the modest exposure to data center construction that we believe should help support margins for the next several quarters and perhaps years. Its balance sheet has more than $1 billion of net cash, which we believe positions Mueller well to continue its strategy of consolidating smaller niche players in the industry while also buying back stock and paying dividends. The Portfolio continued to hold a position given an attractive reward/risk valuation.

Top Detractors:

  Stock selection in materials was by far the largest detractor. This was primarily due to not owning the commoditized metals and mining stocks that significantly outperformed and owning the less commoditized specialty chemical and construction materials stocks that were impacted by slower construction volumes.

  The largest detractor was J&J Snack Foods Corp., a leader and innovator in the snack food industry, providing innovative snack foods and beverages through various consumer channels. Shares underperformed despite reporting better than expected results, reflecting the continued challenging backdrop for food companies. J&J has a net cash balance sheet and recently announced a share repurchase program. Further, J&J is consolidating its manufacturing footprint. With a number of transitory issues now cycled through and the outlook for several of its key products looking improved for fiscal year 2026, we believe the reward/risk valuation was attractive at current levels.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $22,288	Russell 3000 Index $38,012	Russell 2000 Value Index $24,256
12/2015	$10,000	$10,000	$10,000
12/2016	$13,156	$11,274	$13,174
12/2017	$14,732	$13,656	$14,207
12/2018	$12,526	$12,940	$12,379
12/2019	$16,166	$16,954	$15,151
12/2020	$16,115	$20,495	$15,853
12/2021	$21,292	$25,754	$20,335
12/2022	$18,544	$20,808	$17,390
12/2023	$21,179	$26,209	$19,937
12/2024	$22,958	$32,448	$21,543
12/2025	$22,288	$38,012	$24,256

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Small Cap Value Portfolio - Class A	(2.92%)	6.70%	8.34%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 737,751,712
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 5,284,589
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$737,751,712
# of Portfolio Investments	141
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$5,284,589

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	0.5
Utilities	0.6
Energy	4.0
Consumer Staples	5.9
Health Care	6.8
Consumer Discretionary	8.0
Information Technology	9.9
Materials	15.8
Financials	20.5
Industrials	24.1

Top Countries

Value	Value
Switzerland	0.4
Belgium	0.8
United Kingdom	2.3
United States	93.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Franklin Electric Co., Inc.	3.4
UMB Financial Corp.	3.4
Innospec, Inc.	3.1
J&J Snack Foods Corp.	2.9
Mueller Industries, Inc.	2.5
Eagle Materials, Inc.	2.4
Stewart Information Services Corp.	2.3
UFP Industries, Inc.	2.2
Southstate Bank Corp.	2.2
Avient Corp.	2.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  The Portfolio’s Board of Trustees approved the termination of Delaware Investments Fund Advisers as a subadviser to the Portfolio effective March 1, 2025. Allspring Global Investments, LLC continues to serve as the subadviser to the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Material Fund Change Adviser [Text Block]

  The Portfolio’s Board of Trustees approved the termination of Delaware Investments Fund Advisers as a subadviser to the Portfolio effective March 1, 2025. Allspring Global Investments, LLC continues to serve as the subadviser to the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030661
Shareholder Report [Line Items]
Fund Name	Brighthouse Small Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$99	1.01%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark, the Russell 2000 Value Index, over the 12-month period. The benchmark returned 12.59%. The Portfolio faced some stylistic headwinds as small cap investors were drawn to some of the more speculative stocks that they believed would benefit most from the post-April 8th recovery and the artificial intelligence buildout theme.

Top Contributors:

  Stock selection and underweight in real estate contributed.

  A top contributor was Mueller Industries, Inc., an industrial corporation whose holdings manufacture vital goods for important markets. The market is beginning to appreciate the durability of the cash flow stream through a full market cycle, in addition to the modest exposure to data center construction that we believe should help support margins for the next several quarters and perhaps years. Its balance sheet has more than $1 billion of net cash, which we believe positions Mueller well to continue its strategy of consolidating smaller niche players in the industry while also buying back stock and paying dividends. The Portfolio continued to hold a position given an attractive reward/risk valuation.

Top Detractors:

  Stock selection in materials was by far the largest detractor. This was primarily due to not owning the commoditized metals and mining stocks that significantly outperformed and owning the less commoditized specialty chemical and construction materials stocks that were impacted by slower construction volumes.

  The largest detractor was J&J Snack Foods Corp., a leader and innovator in the snack food industry, providing innovative snack foods and beverages through various consumer channels. Shares underperformed despite reporting better than expected results, reflecting the continued challenging backdrop for food companies. J&J has a net cash balance sheet and recently announced a share repurchase program. Further, J&J is consolidating its manufacturing footprint. With a number of transitory issues now cycled through and the outlook for several of its key products looking improved for fiscal year 2026, we believe the reward/risk valuation was attractive at current levels.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $21,727	Russell 3000 Index $38,012	Russell 2000 Value Index $24,256
12/2015	$10,000	$10,000	$10,000
12/2016	$13,125	$11,274	$13,174
12/2017	$14,661	$13,656	$14,207
12/2018	$12,428	$12,940	$12,379
12/2019	$16,004	$16,954	$15,151
12/2020	$15,912	$20,495	$15,853
12/2021	$20,967	$25,754	$20,335
12/2022	$18,222	$20,808	$17,390
12/2023	$20,764	$26,209	$19,937
12/2024	$22,446	$32,448	$21,543
12/2025	$21,727	$38,012	$24,256

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Small Cap Value Portfolio - Class B	(3.21%)	6.43%	8.07%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 737,751,712
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 5,284,589
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$737,751,712
# of Portfolio Investments	141
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$5,284,589

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	0.5
Utilities	0.6
Energy	4.0
Consumer Staples	5.9
Health Care	6.8
Consumer Discretionary	8.0
Information Technology	9.9
Materials	15.8
Financials	20.5
Industrials	24.1

Top Countries

Value	Value
Switzerland	0.4
Belgium	0.8
United Kingdom	2.3
United States	93.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Franklin Electric Co., Inc.	3.4
UMB Financial Corp.	3.4
Innospec, Inc.	3.1
J&J Snack Foods Corp.	2.9
Mueller Industries, Inc.	2.5
Eagle Materials, Inc.	2.4
Stewart Information Services Corp.	2.3
UFP Industries, Inc.	2.2
Southstate Bank Corp.	2.2
Avient Corp.	2.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  The Portfolio’s Board of Trustees approved the termination of Delaware Investments Fund Advisers as a subadviser to the Portfolio effective March 1, 2025. Allspring Global Investments, LLC continues to serve as the subadviser to the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Material Fund Change Adviser [Text Block]

  The Portfolio’s Board of Trustees approved the termination of Delaware Investments Fund Advisers as a subadviser to the Portfolio effective March 1, 2025. Allspring Global Investments, LLC continues to serve as the subadviser to the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000140956
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan International Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.80%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Non-U.S. markets delivered solid returns in 2025 despite ongoing geopolitical tensions and uneven global growth. Continued disinflation allowed several central banks to maintain or extend interest rate cuts, supporting economic activity. Labor markets remained resilient, helping underpin consumer demand. In 2025, the Portfolio delivered strong double-digit returns, outperforming the benchmark, MSCI All Country World ex-USA Index. Our disciplined stock selection was a key contributor to performance. Our conviction in the Industrials sector also paid off, driving the Portfolio's performance.

Top Contributors:

  Industrials holdings were the leading cause of outperformance, led by South Korean defense companies Hanwha Aerospace and LIG Nex1. We believe healthy cash flow and order backlog should lead to near-term growth. Additional ammunition and land-based-system deals continue to be struck with European governments as they invest to become independently secure outside of NATO security agreements.

  Stock selection in Consumer Staples was a positive source of returns. Anheuser-Busch InBev contributed to gains as easing cost pressures and disciplined pricing improved margins for the company.

  The Portfolio's overweight position in Financials helped outperformance in the sector, led by European financial holdings, such as UBS (Switzerland) and Danske Bank (Denmark).

Top Detractors:

  Stock selection in materials detracted from performance on a relative basis. Air Liquide (France), one of the larger holdings in the Portfolio, experienced downward market pressure to close out the year, leading to lower returns.

  The Portfolio's underweight in a strongly performing Information Technology sector weighed on relative performance, although absolute returns were solid.

  Alibaba (China) was the Portfolio's lowest performing holding this year. The company’s shares declined in 2025 as heightened competition and continued investment spending pressured near-term margins and investor sentiment.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $22,921	MSCI All Country World ex-U.S. Index $22,432
12/2015	$10,000	$10,000
12/2016	$9,089	$10,450
12/2017	$11,965	$13,291
12/2018	$10,686	$11,404
12/2019	$13,916	$13,857
12/2020	$15,016	$15,334
12/2021	$16,323	$16,533
12/2022	$13,206	$13,887
12/2023	$15,134	$16,056
12/2024	$16,763	$16,945
12/2025	$22,921	$22,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Artisan International Portfolio - Class A	36.73%	8.83%	8.65%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 820,356,021
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 6,189,107
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$820,356,021
# of Portfolio Investments	70
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$6,189,107

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	3.2
Communication Services	3.8
Health Care	3.8
Materials	5.1
Information Technology	6.6
Consumer Staples	8.6
Utilities	11.8
Financials	26.7
Industrials	30.2

Top 10 Countries

Value	Value
Hong Kong	3.2
Denmark	3.6
Taiwan	4.0
Japan	5.8
China	7.5
Switzerland	8.2
Germany	9.0
France	12.4
South Korea	14.6
United Kingdom	22.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

UBS Group AG	5.7
National Grid PLC	4.5
Tencent Holdings Ltd.	3.7
Tesco PLC	3.7
LIG Nex1 Co. Ltd.	3.3
LS Electric Co. Ltd.	2.9
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6
Hanwha Aerospace Co. Ltd.	2.6
Contemporary Amperex Technology Co. Ltd.	2.6
Danske Bank AS	2.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000140957
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan International Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$124	1.05%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Non-U.S. markets delivered solid returns in 2025 despite ongoing geopolitical tensions and uneven global growth. Continued disinflation allowed several central banks to maintain or extend interest rate cuts, supporting economic activity. Labor markets remained resilient, helping underpin consumer demand. In 2025, the Portfolio delivered strong double-digit returns, outperforming the benchmark, MSCI All Country World ex-USA Index. Our disciplined stock selection was a key contributor to performance. Our conviction in the Industrials sector also paid off, driving the Portfolio's performance.

Top Contributors:

  Industrials holdings were the leading cause of outperformance, led by South Korean defense companies Hanwha Aerospace and LIG Nex1. We believe healthy cash flow and order backlog should lead to near-term growth. Additional ammunition and land-based-system deals continue to be struck with European governments as they invest to become independently secure outside of NATO security agreements.

  Stock selection in Consumer Staples was a positive source of returns. Anheuser-Busch InBev contributed to gains as easing cost pressures and disciplined pricing improved margins for the company.

  The Portfolio's overweight position in Financials helped outperformance in the sector, led by European financial holdings, such as UBS (Switzerland) and Danske Bank (Denmark).

Top Detractors:

  Stock selection in materials detracted from performance on a relative basis. Air Liquide (France), one of the larger holdings in the Portfolio, experienced downward market pressure to close out the year, leading to lower returns.

  The Portfolio's underweight in a strongly performing Information Technology sector weighed on relative performance, although absolute returns were solid.

  Alibaba (China) was the Portfolio's lowest performing holding this year. The company’s shares declined in 2025 as heightened competition and continued investment spending pressured near-term margins and investor sentiment.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $22,367	MSCI All Country World ex-U.S. Index $22,432
12/2015	$10,000	$10,000
12/2016	$9,073	$10,450
12/2017	$11,916	$13,291
12/2018	$10,615	$11,404
12/2019	$13,789	$13,857
12/2020	$14,846	$15,334
12/2021	$16,095	$16,533
12/2022	$12,993	$13,887
12/2023	$14,841	$16,056
12/2024	$16,404	$16,945
12/2025	$22,367	$22,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Artisan International Portfolio - Class B	36.35%	8.54%	8.38%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 820,356,021
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 6,189,107
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$820,356,021
# of Portfolio Investments	70
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$6,189,107

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	3.2
Communication Services	3.8
Health Care	3.8
Materials	5.1
Information Technology	6.6
Consumer Staples	8.6
Utilities	11.8
Financials	26.7
Industrials	30.2

Top 10 Countries

Value	Value
Hong Kong	3.2
Denmark	3.6
Taiwan	4.0
Japan	5.8
China	7.5
Switzerland	8.2
Germany	9.0
France	12.4
South Korea	14.6
United Kingdom	22.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

UBS Group AG	5.7
National Grid PLC	4.5
Tencent Holdings Ltd.	3.7
Tesco PLC	3.7
LIG Nex1 Co. Ltd.	3.3
LS Electric Co. Ltd.	2.9
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6
Hanwha Aerospace Co. Ltd.	2.6
Contemporary Amperex Technology Co. Ltd.	2.6
Danske Bank AS	2.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000088087
Shareholder Report [Line Items]
Fund Name	Brighthouse/Eaton Vance Floating Rate Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the 12 months ended December 31, 2025, the Brighthouse/Eaton Vance Floating Rate Portfolio underperformed its benchmark, the Morningstar LSTA U.S. Leveraged Loan Index (the "Index").Capping a positive year for the senior floating-rate corporate loan market, the senior loan market registered a full-year return of 5.90% (as measured by the Index), as high interest income was partially offset by a decline in market value in 2025. The Portfolio’s well-balanced exposures provided a mix of performance drivers relative to the Index.

Top Contributors:

  Selection within the Household Durables and Chemicals segments added to relative performance.

  An underweight to holdings rated CCC & lower also added value during the period, as these credit tiers underperformed.

  The Portfolio’s allocation to High-Yield bond positions aided relative performance, as fixed-rate bonds outperformed the senior loan market.

Top Detractors:

  Selection within the Food Products, Machinery, and Health Care Providers & Services industries detracted the most from relative performance.

  The Portfolio's modest Cash position was a relative detractor during the period, given the high yields supporting loan returns during the year.

  The Portfolio's overweight to Beverages and underweight to Diversified Telecommunications Services also hurt relative performance for the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $16,059	Bloomberg U.S. Universal Bond Index $12,721	Morningstar LSTA U.S. Leveraged Loan Index $17,617
12/2015	$10,000	$10,000	$10,000
12/2016	$10,950	$10,391	$11,016
12/2017	$11,388	$10,816	$11,469
12/2018	$11,451	$10,789	$11,520
12/2019	$12,290	$11,791	$12,516
12/2020	$12,577	$12,684	$12,907
12/2021	$13,042	$12,544	$13,578
12/2022	$12,864	$10,914	$13,473
12/2023	$14,291	$11,588	$15,268
12/2024	$15,434	$11,824	$16,636
12/2025	$16,059	$12,721	$17,617

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Eaton Vance Floating Rate Portfolio - Class A	4.05%	5.01%	4.85%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%
Morningstar LSTA U.S. Leveraged Loan Index	5.90%	6.42%	5.83%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 520,706,500
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 3,187,978
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$520,706,500
# of Portfolio Investments	470
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$3,187,978

Holdings [Text Block]

Top 10 Sectors

Value	Value
Machinery-Diversified	2.9
Chemicals	3.0
Computers	3.3
Retail	3.5
Healthcare-Services	3.9
Entertainment	4.0
Diversified Financial Services	5.5
Insurance	6.8
Commercial Services	9.2
Software	12.9

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Common Stocks	1.3
Corporate Bonds & Notes	2.7
Short-Term Investments	6.4
Floating Rate Loans	91.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

UKG, Inc.	1.1
TransDigm, Inc.	1.0
AmWINS Group, Inc.	0.9
Cloud Software Group, Inc.	0.8
USI, Inc.	0.8
Asurion LLC	0.7
Epicor Software Corp.	0.7
Quikrete Holdings, Inc.	0.7
EOC Borrower LLC	0.7
WEC U.S. Holdings Ltd.	0.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000088088
Shareholder Report [Line Items]
Fund Name	Brighthouse/Eaton Vance Floating Rate Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the 12 months ended December 31, 2025, the Brighthouse/Eaton Vance Floating Rate Portfolio underperformed its benchmark, the Morningstar LSTA U.S. Leveraged Loan Index (the "Index").Capping a positive year for the senior floating-rate corporate loan market, the senior loan market registered a full-year return of 5.90% (as measured by the Index), as high interest income was partially offset by a decline in market value in 2025. The Portfolio’s well-balanced exposures provided a mix of performance drivers relative to the Index.

Top Contributors:

  Selection within the Household Durables and Chemicals segments added to relative performance.

  An underweight to holdings rated CCC & lower also added value during the period, as these credit tiers underperformed.

  The Portfolio’s allocation to High-Yield bond positions aided relative performance, as fixed-rate bonds outperformed the senior loan market.

Top Detractors:

  Selection within the Food Products, Machinery, and Health Care Providers & Services industries detracted the most from relative performance.

  The Portfolio's modest Cash position was a relative detractor during the period, given the high yields supporting loan returns during the year.

  The Portfolio's overweight to Beverages and underweight to Diversified Telecommunications Services also hurt relative performance for the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $15,657	Bloomberg U.S. Universal Bond Index $12,721	Morningstar LSTA U.S. Leveraged Loan Index $17,617
12/2015	$10,000	$10,000	$10,000
12/2016	$10,927	$10,391	$11,016
12/2017	$11,329	$10,816	$11,469
12/2018	$11,364	$10,789	$11,520
12/2019	$12,162	$11,791	$12,516
12/2020	$12,413	$12,684	$12,907
12/2021	$12,847	$12,544	$13,578
12/2022	$12,641	$10,914	$13,473
12/2023	$14,005	$11,588	$15,268
12/2024	$15,083	$11,824	$16,636
12/2025	$15,657	$12,721	$17,617

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Eaton Vance Floating Rate Portfolio - Class B	3.81%	4.75%	4.59%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%
Morningstar LSTA U.S. Leveraged Loan Index	5.90%	6.42%	5.83%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 520,706,500
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 3,187,978
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$520,706,500
# of Portfolio Investments	470
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$3,187,978

Holdings [Text Block]

Top 10 Sectors

Value	Value
Machinery-Diversified	2.9
Chemicals	3.0
Computers	3.3
Retail	3.5
Healthcare-Services	3.9
Entertainment	4.0
Diversified Financial Services	5.5
Insurance	6.8
Commercial Services	9.2
Software	12.9

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Common Stocks	1.3
Corporate Bonds & Notes	2.7
Short-Term Investments	6.4
Floating Rate Loans	91.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

UKG, Inc.	1.1
TransDigm, Inc.	1.0
AmWINS Group, Inc.	0.9
Cloud Software Group, Inc.	0.8
USI, Inc.	0.8
Asurion LLC	0.7
Epicor Software Corp.	0.7
Quikrete Holdings, Inc.	0.7
EOC Borrower LLC	0.7
WEC U.S. Holdings Ltd.	0.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100086
Shareholder Report [Line Items]
Fund Name	Brighthouse/Franklin Low Duration Total Return Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Bloomberg U.S. Government & Credit (1-3 Year) Index, as U.S. Treasury yields fell and fixed income spreads remained near multi-decade tights but provided strong income in 2025.

Top Contributors:

  Overweight positioning in Investment Grade ("IG") Corporate bonds and out-of-index holdings of High-Yield ("HY") Corporate bonds, Collateralized Loan Obligations and Senior Secured Floating-Rate Bank Loans contributed to performance.

  Securitized sectors, which are not included in the benchmark, also contributed to results, with holdings of Agency Mortgage-Backed Securities ("MBS"), Collateralized Mortgage Obligations, Residential MBS, Commercial MBS ("CMBS") and Asset-Backed Securities ("ABS") helping outperformance.

  Exposure to taxable Municipal bonds was accretive to results for the year.

  Issue selection was another driver of performance, led by selection in IG and HY Corporate bonds and MBS.

Top Detractors:

  Security selection in CMBS, ABS and Senior-Secured Floating-Rate bank loans detracted from performance for the year.

  Overall duration profile was a detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $12,771	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg U.S. Government/Credit 1-3 Year Bond Index $12,297
12/2015	$10,000	$10,000	$10,000
12/2016	$10,330	$10,265	$10,128
12/2017	$10,504	$10,628	$10,214
12/2018	$10,577	$10,630	$10,377
12/2019	$11,082	$11,556	$10,795
12/2020	$11,347	$12,424	$11,155
12/2021	$11,418	$12,232	$11,102
12/2022	$10,900	$10,641	$10,693
12/2023	$11,536	$11,229	$11,186
12/2024	$12,105	$11,369	$11,673
12/2025	$12,771	$12,199	$12,297

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Franklin Low Duration Total Return Portfolio - Class A	5.51%	2.39%	2.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.35%	1.97%	2.09%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 575,791,534
Holdings Count | Holding	643
Advisory Fees Paid, Amount	$ 2,587,865
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$575,791,534
# of Portfolio Investments	643
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$2,587,865

Holdings [Text Block]

Asset Allocation

Value	Value
Escrow Shares	0.0Footnote Reference*
Common Stocks	0.0Footnote Reference*
Purchased Options	0.0Footnote Reference*
Foreign Government	1.7
Municipals	1.8
Floating Rate Loans	2.4
Short-Term Investments	2.6
Non-Agency Mortgage-Backed Securities	10.2
Agency Sponsored Mortgage-Backed Securities	10.6
Asset-Backed Securities	16.1
U.S. Treasury & Government Agencies	18.3
Corporate Bonds & Notes	35.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	14.4
Federal Home Loan Mortgage Corp. REMICS	3.9
Federal National Mortgage Association REMICS	3.4
U.S. Treasury STRIPS Coupon	2.3
U.S. Treasury Inflation-Indexed Notes	1.5
Morgan Stanley	1.1
Station Place Securitization Trust	1.1
Empire State Development Corp.	1.0
BRAVO Residential Funding Trust	0.9
RR 14 Ltd.	0.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100087
Shareholder Report [Line Items]
Fund Name	Brighthouse/Franklin Low Duration Total Return Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Bloomberg U.S. Government & Credit (1-3 Year) Index, as U.S. Treasury yields fell and fixed income spreads remained near multi-decade tights but provided strong income in 2025.

Top Contributors:

  Overweight positioning in Investment Grade ("IG") Corporate bonds and out-of-index holdings of High-Yield ("HY") Corporate bonds, Collateralized Loan Obligations and Senior Secured Floating-Rate Bank Loans contributed to performance.

  Securitized sectors, which are not included in the benchmark, also contributed to results, with holdings of Agency Mortgage-Backed Securities ("MBS"), Collateralized Mortgage Obligations, Residential MBS, Commercial MBS ("CMBS") and Asset-Backed Securities ("ABS") helping outperformance.

  Exposure to taxable Municipal bonds was accretive to results for the year.

  Issue selection was another driver of performance, led by selection in IG and HY Corporate bonds and MBS.

Top Detractors:

  Security selection in CMBS, ABS and Senior-Secured Floating-Rate bank loans detracted from performance for the year.

  Overall duration profile was a detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $12,467	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg U.S. Government/Credit 1-3 Year Bond Index $12,297
12/2015	$10,000	$10,000	$10,000
12/2016	$10,313	$10,265	$10,128
12/2017	$10,451	$10,628	$10,214
12/2018	$10,496	$10,630	$10,377
12/2019	$10,983	$11,556	$10,795
12/2020	$11,216	$12,424	$11,155
12/2021	$11,248	$12,232	$11,102
12/2022	$10,715	$10,641	$10,693
12/2023	$11,314	$11,229	$11,186
12/2024	$11,845	$11,369	$11,673
12/2025	$12,467	$12,199	$12,297

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Franklin Low Duration Total Return Portfolio - Class B	5.25%	2.14%	2.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.35%	1.97%	2.09%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 575,791,534
Holdings Count | Holding	643
Advisory Fees Paid, Amount	$ 2,587,865
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$575,791,534
# of Portfolio Investments	643
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$2,587,865

Holdings [Text Block]

Asset Allocation

Value	Value
Escrow Shares	0.0Footnote Reference*
Common Stocks	0.0Footnote Reference*
Purchased Options	0.0Footnote Reference*
Foreign Government	1.7
Municipals	1.8
Floating Rate Loans	2.4
Short-Term Investments	2.6
Non-Agency Mortgage-Backed Securities	10.2
Agency Sponsored Mortgage-Backed Securities	10.6
Asset-Backed Securities	16.1
U.S. Treasury & Government Agencies	18.3
Corporate Bonds & Notes	35.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	14.4
Federal Home Loan Mortgage Corp. REMICS	3.9
Federal National Mortgage Association REMICS	3.4
U.S. Treasury STRIPS Coupon	2.3
U.S. Treasury Inflation-Indexed Notes	1.5
Morgan Stanley	1.1
Station Place Securitization Trust	1.1
Empire State Development Corp.	1.0
BRAVO Residential Funding Trust	0.9
RR 14 Ltd.	0.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075557
Shareholder Report [Line Items]
Fund Name	Brighthouse/Templeton International Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the FTSE World Government Bond Index ex-U.S., for the period ended December 31, 2025. Interest-rate strategies contributed to relative results, as did sovereign credit exposures. Currency positions detracted from relative return.

Top Contributors:

  Overweighted duration exposures in Brazil, Mexico, South Africa, Egypt and India contributed to relative performance, as did underweighted duration exposure in Japan.

  U.S. dollar-denominated sovereign credits contributed to relative return.

  Among currencies, overweighted positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed to relative results.

Top Detractors:

  Underweighted exposure to the euro, British pound and Chinese yuan detracted from relative performance.

  The Portfolio's overweighted position in the Japanese yen detracted from relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $9,617	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,895	FTSE World Government Bond Index ex-U.S. $9,844
12/2015	$10,000	$10,000	$10,000
12/2016	$10,107	$10,490	$10,181
12/2017	$10,151	$10,750	$11,233
12/2018	$10,282	$11,091	$11,028
12/2019	$10,430	$11,930	$11,615
12/2020	$9,830	$12,400	$12,867
12/2021	$9,369	$12,227	$11,621
12/2022	$8,955	$11,033	$9,057
12/2023	$9,286	$11,951	$9,585
12/2024	$8,245	$12,545	$9,075
12/2025	$9,617	$12,895	$9,844

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Templeton International Bond Portfolio - Class A	16.64%	(0.44%)	(0.39%)
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index	2.80%	0.79%	2.58%
FTSE World Government Bond Index ex-U.S.	8.47%	(5.21%)	(0.16%)

Material Change Date	Dec. 31, 2025
AssetsNet	$ 350,767,885
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,181,869
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$350,767,885
# of Portfolio Investments	96
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$2,181,869

Holdings [Text Block]

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.4
Short-Term Investments	13.3
Foreign Government	80.4

Top 10 Countries

Value	Value
Spain	4.5
Panama	4.5
Norway	4.5
India	6.3
Egypt	6.4
Colombia	6.4
South Africa	7.7
Brazil	7.9
Malaysia	9.2
Australia	10.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Malaysia Government Bonds	9.2
Brazil Notas do Tesouro Nacional	7.9
Republic of South Africa Government Bonds	7.7
Colombia TES	6.4
India Government Bonds	6.3
Norway Government Bonds	4.5
Panama Government International Bonds	4.5
Spain Government Bonds	4.5
International Bank for Reconstruction & Development	4.4
Mexico Bonos	3.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075558
Shareholder Report [Line Items]
Fund Name	Brighthouse/Templeton International Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the FTSE World Government Bond Index ex-U.S., for the period ended December 31, 2025. Interest-rate strategies contributed to relative results, as did sovereign credit exposures. Currency positions detracted from relative return.

Top Contributors:

  Overweighted duration exposures in Brazil, Mexico, South Africa, Egypt and India contributed to relative performance, as did underweighted duration exposure in Japan.

  U.S. dollar-denominated sovereign credits contributed to relative return.

  Among currencies, overweighted positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed to relative results.

Top Detractors:

  Underweighted exposure to the euro, British pound and Chinese yuan detracted from relative performance.

  The Portfolio's overweighted position in the Japanese yen detracted from relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $9,380	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,895	FTSE World Government Bond Index ex-U.S. $9,844
12/2015	$10,000	$10,000	$10,000
12/2016	$10,087	$10,490	$10,181
12/2017	$10,102	$10,750	$11,233
12/2018	$10,203	$11,091	$11,028
12/2019	$10,322	$11,930	$11,615
12/2020	$9,712	$12,400	$12,867
12/2021	$9,226	$12,227	$11,621
12/2022	$8,798	$11,033	$9,057
12/2023	$9,107	$11,951	$9,585
12/2024	$8,062	$12,545	$9,075
12/2025	$9,380	$12,895	$9,844

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Templeton International Bond Portfolio - Class B	16.35%	(0.69%)	(0.64%)
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index	2.80%	0.79%	2.58%
FTSE World Government Bond Index ex-U.S.	8.47%	(5.21%)	(0.16%)

Material Change Date	Dec. 31, 2025
AssetsNet	$ 350,767,885
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,181,869
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$350,767,885
# of Portfolio Investments	96
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$2,181,869

Holdings [Text Block]

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.4
Short-Term Investments	13.3
Foreign Government	80.4

Top 10 Countries

Value	Value
Spain	4.5
Panama	4.5
Norway	4.5
India	6.3
Egypt	6.4
Colombia	6.4
South Africa	7.7
Brazil	7.9
Malaysia	9.2
Australia	10.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Malaysia Government Bonds	9.2
Brazil Notas do Tesouro Nacional	7.9
Republic of South Africa Government Bonds	7.7
Colombia TES	6.4
India Government Bonds	6.3
Norway Government Bonds	4.5
Panama Government International Bonds	4.5
Spain Government Bonds	4.5
International Bank for Reconstruction & Development	4.4
Mexico Bonos	3.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030760
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark, the S&P 500 Index, for the 12-month period ending December 31, 2025. U.S. equities registered a sizable return for 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging enthusiasm for artificial intelligence despite a turbulent geopolitical backdrop and lingering inflation concerns.

Top Contributors:

  Strong security selection in the Communication Services, Health Care, and Industrials sectors contributed to relative performance.

  Top contributors to relative performance included overweight positions in Uber Technologies (Industrials) and Alphabet (Communication Services) and an out-of-benchmark position in Coherent (Information Technology).

  Underweight allocations to Real Estate and Industrials as well as an overweight allocation to Financials also contributed to relative results.

Top Detractors:

  Challenging stock selection within the Financials, Consumer Discretionary, and Materials sectors detracted most from relative performance.

  Top detractors from relative performance included an overweight position in Kohlberg Kravis Roberts & Co. (Financials), lack of exposure to Micron Technology (Information Technology), and an out-of-benchmark position in BellRing Brands (Consumer Staples).

  Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results. Our underweight allocation to Communication Services and overweight allocations to Energy and Materials detracted from performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $35,855	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$10,850	$11,196
12/2017	$13,246	$13,640
12/2018	$12,431	$13,042
12/2019	$16,417	$17,149
12/2020	$20,073	$20,304
12/2021	$24,968	$26,132
12/2022	$20,218	$21,399
12/2023	$25,421	$27,025
12/2024	$30,933	$33,786
12/2025	$35,855	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Large Cap Research Portfolio - Class A	15.91%	12.30%	13.62%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,465,791,271
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 11,687,756
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,465,791,271
# of Portfolio Investments	195
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$11,687,756

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.9
Energy	3.6
Consumer Staples	4.6
Industrials	6.9
Communication Services	9.9
Health Care	10.9
Consumer Discretionary	12.2
Financials	13.5
Information Technology	32.3

Top Countries

Value	Value
Israel	0.0Footnote Reference*
Denmark	0.1
Canada	0.1
Bermuda	0.1
Germany	0.2
Netherlands	0.6
United Kingdom	0.8
United States	98.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	8.8
Microsoft Corp.	6.4
Apple, Inc.	6.3
Alphabet, Inc.	6.3
Amazon.com, Inc.	5.0
Broadcom, Inc.	3.0
Wells Fargo & Co.	2.6
Mastercard, Inc.	2.6
Tesla, Inc.	2.0
Goldman Sachs Group, Inc.	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030761
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark, the S&P 500 Index, for the 12-month period ending December 31, 2025. U.S. equities registered a sizable return for 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging enthusiasm for artificial intelligence despite a turbulent geopolitical backdrop and lingering inflation concerns.

Top Contributors:

  Strong security selection in the Communication Services, Health Care, and Industrials sectors contributed to relative performance.

  Top contributors to relative performance included overweight positions in Uber Technologies (Industrials) and Alphabet (Communication Services) and an out-of-benchmark position in Coherent (Information Technology).

  Underweight allocations to Real Estate and Industrials as well as an overweight allocation to Financials also contributed to relative results.

Top Detractors:

  Challenging stock selection within the Financials, Consumer Discretionary, and Materials sectors detracted most from relative performance.

  Top detractors from relative performance included an overweight position in Kohlberg Kravis Roberts & Co. (Financials), lack of exposure to Micron Technology (Information Technology), and an out-of-benchmark position in BellRing Brands (Consumer Staples).

  Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results. Our underweight allocation to Communication Services and overweight allocations to Energy and Materials detracted from performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $34,956	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$10,819	$11,196
12/2017	$13,182	$13,640
12/2018	$12,339	$13,042
12/2019	$16,250	$17,149
12/2020	$19,830	$20,304
12/2021	$24,595	$26,132
12/2022	$19,871	$21,399
12/2023	$24,922	$27,025
12/2024	$30,233	$33,786
12/2025	$34,956	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Large Cap Research Portfolio - Class B	15.62%	12.01%	13.33%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,465,791,271
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 11,687,756
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,465,791,271
# of Portfolio Investments	195
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$11,687,756

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.9
Energy	3.6
Consumer Staples	4.6
Industrials	6.9
Communication Services	9.9
Health Care	10.9
Consumer Discretionary	12.2
Financials	13.5
Information Technology	32.3

Top Countries

Value	Value
Israel	0.0Footnote Reference*
Denmark	0.1
Canada	0.1
Bermuda	0.1
Germany	0.2
Netherlands	0.6
United Kingdom	0.8
United States	98.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	8.8
Microsoft Corp.	6.4
Apple, Inc.	6.3
Alphabet, Inc.	6.3
Amazon.com, Inc.	5.0
Broadcom, Inc.	3.0
Wells Fargo & Co.	2.6
Mastercard, Inc.	2.6
Tesla, Inc.	2.0
Goldman Sachs Group, Inc.	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030763
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark, the S&P 500 Index, for the 12-month period ending December 31, 2025. U.S. equities registered a sizable return for 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging enthusiasm for artificial intelligence despite a turbulent geopolitical backdrop and lingering inflation concerns.

Top Contributors:

  Strong security selection in the Communication Services, Health Care, and Industrials sectors contributed to relative performance.

  Top contributors to relative performance included overweight positions in Uber Technologies (Industrials) and Alphabet (Communication Services) and an out-of-benchmark position in Coherent (Information Technology).

  Underweight allocations to Real Estate and Industrials as well as an overweight allocation to Financials also contributed to relative results.

Top Detractors:

  Challenging stock selection within the Financials, Consumer Discretionary, and Materials sectors detracted most from relative performance.

  Top detractors from relative performance included an overweight position in Kohlberg Kravis Roberts & Co. (Financials), lack of exposure to Micron Technology (Information Technology), and an out-of-benchmark position in BellRing Brands (Consumer Staples).

  Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results. Our underweight allocation to Communication Services and overweight allocations to Energy and Materials detracted from performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $35,319	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$10,830	$11,196
12/2017	$13,205	$13,640
12/2018	$12,374	$13,042
12/2019	$16,313	$17,149
12/2020	$19,919	$20,304
12/2021	$24,738	$26,132
12/2022	$20,009	$21,399
12/2023	$25,113	$27,025
12/2024	$30,515	$33,786
12/2025	$35,319	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Large Cap Research Portfolio - Class E	15.74%	12.14%	13.45%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,465,791,271
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 11,687,756
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,465,791,271
# of Portfolio Investments	195
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$11,687,756

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.9
Energy	3.6
Consumer Staples	4.6
Industrials	6.9
Communication Services	9.9
Health Care	10.9
Consumer Discretionary	12.2
Financials	13.5
Information Technology	32.3

Top Countries

Value	Value
Israel	0.0Footnote Reference*
Denmark	0.1
Canada	0.1
Bermuda	0.1
Germany	0.2
Netherlands	0.6
United Kingdom	0.8
United States	98.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	8.8
Microsoft Corp.	6.4
Apple, Inc.	6.3
Alphabet, Inc.	6.3
Amazon.com, Inc.	5.0
Broadcom, Inc.	3.0
Wells Fargo & Co.	2.6
Mastercard, Inc.	2.6
Tesla, Inc.	2.0
Goldman Sachs Group, Inc.	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030620
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the FTSE EPRA/NAREIT Developed Index over the 12-month period ending December 31, 2025 as stock selection and sector allocation decisions detracted from relative performance. From a regional standpoint, positioning in the Americas and Asia-Pacific region underperformed, while positioning in Europe added modestly to performance. Global listed real estate delivered a positive total return for 2025 as all three major geographic regions generated positive performance. The Asia-Pacific region delivered the best performance, highlighted by strong returns in Japan, Hong Kong and Singapore. Europe was a solid performer, benefiting from accommodative central bank policy and attractive valuations that led to increased transaction activity. The Americas region lagged the benchmark for the year despite a robust U.S. economy.

Top Contributors:

  An underweight to the underperforming U.S. Residential sector was the top contributor to relative performance as a number of apartment landlords underperformed in the second half of the year on softening employment data.

  Stock selection in the U.S. Healthcare sector added value, led by an overweight to outperforming Welltower, Inc. and an underweight to underperforming Alexandria Real Estate Equities, Inc.

  Stock selection in Continental Europe helped performance, benefiting from an overweight to outperforming retail names such as Unibail-Rodamco-Westfield SE (France) and Klepierre SA (France).

Top Detractors:

  The Portfolio was underweight the Japanese market as we viewed valuations as expensive, relative to historic levels. Despite expensive valuations and rising interest rates, the Japanese market outperformed as investors became confident about Japan transitioning out of deflation for the first time in 30 years.

  An underweight to the U.S. Industrial sector was a drag on relative performance. Despite concerns stemming from U.S. trade tariffs, the sector outperformed in the latter half of the year as company earnings exceeded analyst expectations.

  An overweight to the underperforming U.S. Hotel sector detracted from relative performance as concerns of softening consumer demand impacted the sector.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $15,123	Russell 3000 Index $38,012	FTSE EPRA /NAREIT Developed Index $13,770
12/2015	$10,000	$10,000	$10,000
12/2016	$10,115	$11,274	$10,406
12/2017	$11,225	$13,656	$11,485
12/2018	$10,287	$12,940	$10,838
12/2019	$12,869	$16,954	$13,212
12/2020	$12,254	$20,495	$12,018
12/2021	$16,507	$25,754	$15,153
12/2022	$12,427	$20,808	$11,352
12/2023	$14,026	$26,209	$12,450
12/2024	$14,118	$32,448	$12,566
12/2025	$15,123	$38,012	$13,770

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
CBRE Global Real Estate Portfolio - Class A	7.11%	4.30%	4.22%
Russell 3000 Index	17.15%	13.15%	14.29%
FTSE EPRA /NAREIT Developed Index	9.58%	2.76%	3.25%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 846,762,283
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 5,214,591
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$846,762,283
# of Portfolio Investments	103
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$5,214,591

Holdings [Text Block]

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	0.7
Hotel & Resort REITs	2.0
Office REITs	5.6
Diversified REITs	7.9
Residential REITs	8.5
Real Estate Management & Development	9.2
Industrial REITs	15.3
Health Care REITs	15.8
Retail REITs	16.8
Specialized REITs	17.4

Top 10 Countries

Value	Value
Belgium	0.9
Germany	1.3
Hong Kong	2.3
Canada	3.1
France	4.0
Singapore	4.3
United Kingdom	4.3
Australia	7.0
Japan	9.6
United States	60.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Welltower, Inc.	9.0
Equinix, Inc.	5.5
Simon Property Group, Inc.	5.4
VICI Properties, Inc.	3.7
Public Storage	2.8
Mitsui Fudosan Co. Ltd.	2.6
Prologis, Inc.	2.6
Ventas, Inc.	2.5
UDR, Inc.	2.4
American Homes 4 Rent	2.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030621
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the FTSE EPRA/NAREIT Developed Index over the 12-month period ending December 31, 2025 as stock selection and sector allocation decisions detracted from relative performance. From a regional standpoint, positioning in the Americas and Asia-Pacific region underperformed, while positioning in Europe added modestly to performance. Global listed real estate delivered a positive total return for 2025 as all three major geographic regions generated positive performance. The Asia-Pacific region delivered the best performance, highlighted by strong returns in Japan, Hong Kong and Singapore. Europe was a solid performer, benefiting from accommodative central bank policy and attractive valuations that led to increased transaction activity. The Americas region lagged the benchmark for the year despite a robust U.S. economy.

Top Contributors:

  An underweight to the underperforming U.S. Residential sector was the top contributor to relative performance as a number of apartment landlords underperformed in the second half of the year on softening employment data.

  Stock selection in the U.S. Healthcare sector added value, led by an overweight to outperforming Welltower, Inc. and an underweight to underperforming Alexandria Real Estate Equities, Inc.

  Stock selection in Continental Europe helped performance, benefiting from an overweight to outperforming retail names such as Unibail-Rodamco-Westfield SE (France) and Klepierre SA (France).

Top Detractors:

  The Portfolio was underweight the Japanese market as we viewed valuations as expensive, relative to historic levels. Despite expensive valuations and rising interest rates, the Japanese market outperformed as investors became confident about Japan transitioning out of deflation for the first time in 30 years.

  An underweight to the U.S. Industrial sector was a drag on relative performance. Despite concerns stemming from U.S. trade tariffs, the sector outperformed in the latter half of the year as company earnings exceeded analyst expectations.

  An overweight to the underperforming U.S. Hotel sector detracted from relative performance as concerns of softening consumer demand impacted the sector.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $14,738	Russell 3000 Index $38,012	FTSE EPRA /NAREIT Developed Index $13,770
12/2015	$10,000	$10,000	$10,000
12/2016	$10,087	$11,274	$10,406
12/2017	$11,171	$13,656	$11,485
12/2018	$10,205	$12,940	$10,838
12/2019	$12,737	$16,954	$13,212
12/2020	$12,098	$20,495	$12,018
12/2021	$16,263	$25,754	$15,153
12/2022	$12,198	$20,808	$11,352
12/2023	$13,751	$26,209	$12,450
12/2024	$13,806	$32,448	$12,566
12/2025	$14,738	$38,012	$13,770

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
CBRE Global Real Estate Portfolio - Class B	6.75%	4.03%	3.95%
Russell 3000 Index	17.15%	13.15%	14.29%
FTSE EPRA /NAREIT Developed Index	9.58%	2.76%	3.25%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 846,762,283
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 5,214,591
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$846,762,283
# of Portfolio Investments	103
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$5,214,591

Holdings [Text Block]

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	0.7
Hotel & Resort REITs	2.0
Office REITs	5.6
Diversified REITs	7.9
Residential REITs	8.5
Real Estate Management & Development	9.2
Industrial REITs	15.3
Health Care REITs	15.8
Retail REITs	16.8
Specialized REITs	17.4

Top 10 Countries

Value	Value
Belgium	0.9
Germany	1.3
Hong Kong	2.3
Canada	3.1
France	4.0
Singapore	4.3
United Kingdom	4.3
Australia	7.0
Japan	9.6
United States	60.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Welltower, Inc.	9.0
Equinix, Inc.	5.5
Simon Property Group, Inc.	5.4
VICI Properties, Inc.	3.7
Public Storage	2.8
Mitsui Fudosan Co. Ltd.	2.6
Prologis, Inc.	2.6
Ventas, Inc.	2.5
UDR, Inc.	2.4
American Homes 4 Rent	2.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030623
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the FTSE EPRA/NAREIT Developed Index over the 12-month period ending December 31, 2025 as stock selection and sector allocation decisions detracted from relative performance. From a regional standpoint, positioning in the Americas and Asia-Pacific region underperformed, while positioning in Europe added modestly to performance. Global listed real estate delivered a positive total return for 2025 as all three major geographic regions generated positive performance. The Asia-Pacific region delivered the best performance, highlighted by strong returns in Japan, Hong Kong and Singapore. Europe was a solid performer, benefiting from accommodative central bank policy and attractive valuations that led to increased transaction activity. The Americas region lagged the benchmark for the year despite a robust U.S. economy.

Top Contributors:

  An underweight to the underperforming U.S. Residential sector was the top contributor to relative performance as a number of apartment landlords underperformed in the second half of the year on softening employment data.

  Stock selection in the U.S. Healthcare sector added value, led by an overweight to outperforming Welltower, Inc. and an underweight to underperforming Alexandria Real Estate Equities, Inc.

  Stock selection in Continental Europe helped performance, benefiting from an overweight to outperforming retail names such as Unibail-Rodamco-Westfield SE (France) and Klepierre SA (France).

Top Detractors:

  The Portfolio was underweight the Japanese market as we viewed valuations as expensive, relative to historic levels. Despite expensive valuations and rising interest rates, the Japanese market outperformed as investors became confident about Japan transitioning out of deflation for the first time in 30 years.

  An underweight to the U.S. Industrial sector was a drag on relative performance. Despite concerns stemming from U.S. trade tariffs, the sector outperformed in the latter half of the year as company earnings exceeded analyst expectations.

  An overweight to the underperforming U.S. Hotel sector detracted from relative performance as concerns of softening consumer demand impacted the sector.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $14,893	Russell 3000 Index $38,012	FTSE EPRA /NAREIT Developed Index $13,770
12/2015	$10,000	$10,000	$10,000
12/2016	$10,090	$11,274	$10,406
12/2017	$11,190	$13,656	$11,485
12/2018	$10,228	$12,940	$10,838
12/2019	$12,790	$16,954	$13,212
12/2020	$12,155	$20,495	$12,018
12/2021	$16,356	$25,754	$15,153
12/2022	$12,286	$20,808	$11,352
12/2023	$13,857	$26,209	$12,450
12/2024	$13,926	$32,448	$12,566
12/2025	$14,893	$38,012	$13,770

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
CBRE Global Real Estate Portfolio - Class E	6.94%	4.15%	4.06%
Russell 3000 Index	17.15%	13.15%	14.29%
FTSE EPRA /NAREIT Developed Index	9.58%	2.76%	3.25%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 846,762,283
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 5,214,591
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$846,762,283
# of Portfolio Investments	103
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$5,214,591

Holdings [Text Block]

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	0.7
Hotel & Resort REITs	2.0
Office REITs	5.6
Diversified REITs	7.9
Residential REITs	8.5
Real Estate Management & Development	9.2
Industrial REITs	15.3
Health Care REITs	15.8
Retail REITs	16.8
Specialized REITs	17.4

Top 10 Countries

Value	Value
Belgium	0.9
Germany	1.3
Hong Kong	2.3
Canada	3.1
France	4.0
Singapore	4.3
United Kingdom	4.3
Australia	7.0
Japan	9.6
United States	60.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Welltower, Inc.	9.0
Equinix, Inc.	5.5
Simon Property Group, Inc.	5.4
VICI Properties, Inc.	3.7
Public Storage	2.8
Mitsui Fudosan Co. Ltd.	2.6
Prologis, Inc.	2.6
Ventas, Inc.	2.5
UDR, Inc.	2.4
American Homes 4 Rent	2.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030710
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.72%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the benchmark, the MSCI EAFE Index, over the 12-month period ended December 31, 2025.  International equities, defined as the MSCI EAFE Index, finished higher during the year with all GICS sectors posting positive returns. By sector, Financials and Industrials were the top contributors to market returns. By country, Japan and the U.K. were top contributors to market performance while Denmark and New Zealand were the sole detractors.  Country weightings contributed to the Portfolio's relative performance for the period and stock selection within sectors contributed to the Portfolio's relative performance.

Top Contributors:

  On a sector basis, stock selection contributed to the Portfolio's performance during the period. Stock selection in Consumer Discretionary and Health Care led these sectors to produce the best relative results.

  On a country basis, the Portfolio's exposure to South Korea and greater-than-benchmark weighting in Germany drove these countries to contribute the most to relative performance during the period.

  Bayer (Germany), BNP Paribas (France) and Samsung Electronics (South Korea) contributed the most to the Portfolio's returns for the year.

Top Detractors:

  On a sector basis, sector weightings detracted from the Portfolio's performance during the period. A less-than-benchmark exposure to Financials and stock selection in Industrials led these sectors to detract the most from relative performance.

  On a country basis, stock selection detracted from the Portfolio's performance during the period. Stock selection in France and the U.S. drove the countries to detract the most from relative returns.

  WPP (U.K.), Worldline (France) and Edenred (France) detracted the most from the Portfolio's returns for the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $19,696	MSCI EAFE Index $21,959
12/2015	$10,000	$10,000
12/2016	$10,843	$10,100
12/2017	$14,180	$12,628
12/2018	$10,815	$10,887
12/2019	$13,501	$13,284
12/2020	$14,225	$14,322
12/2021	$15,458	$15,935
12/2022	$13,018	$13,632
12/2023	$15,525	$16,118
12/2024	$14,790	$16,735
12/2025	$19,696	$21,959

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Harris Oakmark International Portfolio - Class A	33.17%	6.72%	7.01%
MSCI EAFE Index	31.22%	8.92%	8.18%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,062,237,629
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 14,076,286
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,062,237,629
# of Portfolio Investments	74
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$14,076,286

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.5
Communication Services	1.7
Materials	6.9
Information Technology	10.5
Health Care	10.8
Consumer Staples	12.4
Financials	13.6
Consumer Discretionary	20.2
Industrials	21.2

Top 10 Countries

Value	Value
Australia	2.5
Sweden	3.0
China	3.3
South Korea	3.8
United States	4.5
Japan	5.5
Netherlands	6.7
United Kingdom	13.3
Germany	20.6
France	22.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

adidas AG	2.9
BNP Paribas SA	2.9
Ashtead Group PLC	2.6
Reckitt Benckiser Group PLC	2.5
Glencore PLC	2.5
Bayerische Motoren Werke AG	2.3
Accor SA	2.3
Bayer AG	2.3
Dassault Systemes SE	2.3
DSV AS	2.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030711
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$113	0.97%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the benchmark, the MSCI EAFE Index, over the 12-month period ended December 31, 2025.  International equities, defined as the MSCI EAFE Index, finished higher during the year with all GICS sectors posting positive returns. By sector, Financials and Industrials were the top contributors to market returns. By country, Japan and the U.K. were top contributors to market performance while Denmark and New Zealand were the sole detractors.  Country weightings contributed to the Portfolio's relative performance for the period and stock selection within sectors contributed to the Portfolio's relative performance.

Top Contributors:

  On a sector basis, stock selection contributed to the Portfolio's performance during the period. Stock selection in Consumer Discretionary and Health Care led these sectors to produce the best relative results.

  On a country basis, the Portfolio's exposure to South Korea and greater-than-benchmark weighting in Germany drove these countries to contribute the most to relative performance during the period.

  Bayer (Germany), BNP Paribas (France) and Samsung Electronics (South Korea) contributed the most to the Portfolio's returns for the year.

Top Detractors:

  On a sector basis, sector weightings detracted from the Portfolio's performance during the period. A less-than-benchmark exposure to Financials and stock selection in Industrials led these sectors to detract the most from relative performance.

  On a country basis, stock selection detracted from the Portfolio's performance during the period. Stock selection in France and the U.S. drove the countries to detract the most from relative returns.

  WPP (U.K.), Worldline (France) and Edenred (France) detracted the most from the Portfolio's returns for the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $19,198	MSCI EAFE Index $21,959
12/2015	$10,000	$10,000
12/2016	$10,818	$10,100
12/2017	$14,109	$12,628
12/2018	$10,727	$10,887
12/2019	$13,357	$13,284
12/2020	$14,041	$14,322
12/2021	$15,226	$15,935
12/2022	$12,790	$13,632
12/2023	$15,214	$16,118
12/2024	$14,458	$16,735
12/2025	$19,198	$21,959

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Harris Oakmark International Portfolio - Class B	32.78%	6.46%	6.74%
MSCI EAFE Index	31.22%	8.92%	8.18%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,062,237,629
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 14,076,286
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,062,237,629
# of Portfolio Investments	74
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$14,076,286

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.5
Communication Services	1.7
Materials	6.9
Information Technology	10.5
Health Care	10.8
Consumer Staples	12.4
Financials	13.6
Consumer Discretionary	20.2
Industrials	21.2

Top 10 Countries

Value	Value
Australia	2.5
Sweden	3.0
China	3.3
South Korea	3.8
United States	4.5
Japan	5.5
Netherlands	6.7
United Kingdom	13.3
Germany	20.6
France	22.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

adidas AG	2.9
BNP Paribas SA	2.9
Ashtead Group PLC	2.6
Reckitt Benckiser Group PLC	2.5
Glencore PLC	2.5
Bayerische Motoren Werke AG	2.3
Accor SA	2.3
Bayer AG	2.3
Dassault Systemes SE	2.3
DSV AS	2.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030713
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$101	0.87%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the benchmark, the MSCI EAFE Index, over the 12-month period ended December 31, 2025.  International equities, defined as the MSCI EAFE Index, finished higher during the year with all GICS sectors posting positive returns. By sector, Financials and Industrials were the top contributors to market returns. By country, Japan and the U.K. were top contributors to market performance while Denmark and New Zealand were the sole detractors.  Country weightings contributed to the Portfolio's relative performance for the period and stock selection within sectors contributed to the Portfolio's relative performance.

Top Contributors:

  On a sector basis, stock selection contributed to the Portfolio's performance during the period. Stock selection in Consumer Discretionary and Health Care led these sectors to produce the best relative results.

  On a country basis, the Portfolio's exposure to South Korea and greater-than-benchmark weighting in Germany drove these countries to contribute the most to relative performance during the period.

  Bayer (Germany), BNP Paribas (France) and Samsung Electronics (South Korea) contributed the most to the Portfolio's returns for the year.

Top Detractors:

  On a sector basis, sector weightings detracted from the Portfolio's performance during the period. A less-than-benchmark exposure to Financials and stock selection in Industrials led these sectors to detract the most from relative performance.

  On a country basis, stock selection detracted from the Portfolio's performance during the period. Stock selection in France and the U.S. drove the countries to detract the most from relative returns.

  WPP (U.K.), Worldline (France) and Edenred (France) detracted the most from the Portfolio's returns for the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $19,388	MSCI EAFE Index $21,959
12/2015	$10,000	$10,000
12/2016	$10,831	$10,100
12/2017	$14,137	$12,628
12/2018	$10,763	$10,887
12/2019	$13,411	$13,284
12/2020	$14,114	$14,322
12/2021	$15,317	$15,935
12/2022	$12,877	$13,632
12/2023	$15,330	$16,118
12/2024	$14,579	$16,735
12/2025	$19,388	$21,959

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Harris Oakmark International Portfolio - Class E	32.98%	6.56%	6.84%
MSCI EAFE Index	31.22%	8.92%	8.18%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,062,237,629
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 14,076,286
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,062,237,629
# of Portfolio Investments	74
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$14,076,286

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.5
Communication Services	1.7
Materials	6.9
Information Technology	10.5
Health Care	10.8
Consumer Staples	12.4
Financials	13.6
Consumer Discretionary	20.2
Industrials	21.2

Top 10 Countries

Value	Value
Australia	2.5
Sweden	3.0
China	3.3
South Korea	3.8
United States	4.5
Japan	5.5
Netherlands	6.7
United Kingdom	13.3
Germany	20.6
France	22.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

adidas AG	2.9
BNP Paribas SA	2.9
Ashtead Group PLC	2.6
Reckitt Benckiser Group PLC	2.5
Glencore PLC	2.5
Bayerische Motoren Werke AG	2.3
Accor SA	2.3
Bayer AG	2.3
Dassault Systemes SE	2.3
DSV AS	2.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112664
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Balanced-Risk Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Dow Jones Moderate Portfolio Index over the 12-month period ending December 31, 2025. Global markets remained resilient, despite widespread uncertainty, while major central banks shifted toward a more accommodative policy stance as inflation eased. Equities advanced overall, with leadership broadening beyond the U.S. as investors rotated toward international and emerging markets amid a weaker U.S. dollar and policy uncertainty. Government bond yields experienced volatility, with fiscal sustainability concerns partly offsetting moderating inflation and policy easing expectations. Commodities delivered mixed results, with gains in metals outweighing losses in agriculture and energy commodities.

Top Contributors:

  An overweight to International equities was the strongest contributor to performance, supported by a notable rotation out of U.S. equities.

  An overweight to commodities also contributed positively to perfomance, driven by strong gains in precious and industrial metals, which more than offset losses in energy and agriculture.

Top Detractors:

  An underweight to equities detracted as equities outperformed bonds over the year.

  An overweight to International bonds also detracted.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $17,565	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$11,172	$10,786	$10,209	$10,767
12/2017	$12,289	$13,372	$10,964	$12,397
12/2018	$11,498	$12,113	$10,832	$11,752
12/2019	$13,255	$15,335	$11,573	$13,938
12/2020	$14,598	$17,828	$12,637	$15,643
12/2021	$16,013	$21,133	$12,042	$17,114
12/2022	$14,026	$17,252	$10,086	$14,553
12/2023	$14,928	$21,082	$10,662	$16,401
12/2024	$15,525	$24,769	$10,482	$17,803
12/2025	$17,565	$30,302	$11,338	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Portfolio - Class B	13.14%	3.77%	5.80%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 712,722,484
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 4,615,135
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$712,722,484
# of Portfolio Investments	94
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,615,135

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Large Cap Equities	4.4
U.S. Small Cap Equities	6.0
Emerging Market Equities	6.6
International Developed Market Equities	24.4
Commodities	36.7
Global Developed Bonds	75.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030670
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell 1000 Value Index during the year ended December 31, 2025. Key contributors to relative returns were stock selection in Financials, Healthcare, Consumer Discretionary, while key detractors were stock selection in Information Technology ("IT") and Communication Services. U.S. equity markets delivered strong gains in 2025, supported by a resilient economy and moderating inflation. Data suggested the Federal Reserve made progress toward a soft landing, with steady consumer spending and a gradually easing labor market. Communication Services and Information Technology led sector returns for the year, while Real Estate and Consumer Staples lagged, though all Index sectors posted positive performance.

Top Contributors:

  In Financials, large diversified and regional banks performed well amid resilient credit quality, stabilizing net interest margins, improved capital return expectations, and easing regulatory pressures. Holdings such as Bank of America, Wells Fargo, Citizens Financial Group, and Huntington Bancshares benefited from improved earnings visibility and stronger investor sentiment.

  In Health Care, CVS Health and Elevance Health were top contributors. CVS Health benefited from improved execution across its healthcare services platform, including stabilization in pharmacy operations and progress integrating care delivery and benefits.

  In Consumer Discretionary, relative contribution came largely from not owning or being underweight specialty retail, textiles, apparel, and luxury goods, in addition to positive contribution from eBay.

Top Detractors:

  In Information Technology, relative detractors reflected stocks not held in the Portfolio, including Micron Technology, Advanced Micro Devices, Applied Materials, and Analog Devices.

  In Communication Services, Alphabet and Charter Communications detracted due to weaker than expected advertising trends, competitive pressures, and ongoing subscriber losses.

  Cash levels averaged less than 3% and detracted from relative performance, as expected in a strong equity market environment. Cash remains a source of liquidity for new opportunities.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $31,371	Russell 3000 Index $38,012	Russell 1000 Value Index $27,213
12/2015	$10,000	$10,000	$10,000
12/2016	$11,764	$11,274	$11,734
12/2017	$13,915	$13,656	$13,337
12/2018	$12,257	$12,940	$12,235
12/2019	$15,353	$16,954	$15,482
12/2020	$15,311	$20,495	$15,915
12/2021	$20,436	$25,754	$19,919
12/2022	$20,616	$20,808	$18,418
12/2023	$23,196	$26,209	$20,529
12/2024	$26,689	$32,448	$23,478
12/2025	$31,371	$38,012	$27,213

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Invesco Comstock Portfolio - Class A	17.54%	15.43%	12.11%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,885,610,356
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 10,043,590
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,885,610,356
# of Portfolio Investments	98
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$10,043,590

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.8
Utilities	3.9
Consumer Discretionary	5.8
Energy	7.0
Communication Services	8.3
Consumer Staples	8.4
Industrials	10.7
Information Technology	12.1
Health Care	18.2
Financials	19.8

Top Countries

Value	Value
Belgium	0.9
Netherlands	2.1
Canada	2.6
United Kingdom	3.1
United States	88.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Bank of America Corp.	3.8
Alphabet, Inc.	3.6
Microsoft Corp.	2.9
Cisco Systems, Inc.	2.7
CVS Health Corp.	2.7
Wells Fargo & Co.	2.7
Chevron Corp.	2.4
State Street Corp.	2.3
FedEx Corp.	2.1
Sempra	1.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030671
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell 1000 Value Index during the year ended December 31, 2025. Key contributors to relative returns were stock selection in Financials, Healthcare, Consumer Discretionary, while key detractors were stock selection in Information Technology ("IT") and Communication Services. U.S. equity markets delivered strong gains in 2025, supported by a resilient economy and moderating inflation. Data suggested the Federal Reserve made progress toward a soft landing, with steady consumer spending and a gradually easing labor market. Communication Services and Information Technology led sector returns for the year, while Real Estate and Consumer Staples lagged, though all Index sectors posted positive performance.

Top Contributors:

  In Financials, large diversified and regional banks performed well amid resilient credit quality, stabilizing net interest margins, improved capital return expectations, and easing regulatory pressures. Holdings such as Bank of America, Wells Fargo, Citizens Financial Group, and Huntington Bancshares benefited from improved earnings visibility and stronger investor sentiment.

  In Health Care, CVS Health and Elevance Health were top contributors. CVS Health benefited from improved execution across its healthcare services platform, including stabilization in pharmacy operations and progress integrating care delivery and benefits.

  In Consumer Discretionary, relative contribution came largely from not owning or being underweight specialty retail, textiles, apparel, and luxury goods, in addition to positive contribution from eBay.

Top Detractors:

  In Information Technology, relative detractors reflected stocks not held in the Portfolio, including Micron Technology, Advanced Micro Devices, Applied Materials, and Analog Devices.

  In Communication Services, Alphabet and Charter Communications detracted due to weaker than expected advertising trends, competitive pressures, and ongoing subscriber losses.

  Cash levels averaged less than 3% and detracted from relative performance, as expected in a strong equity market environment. Cash remains a source of liquidity for new opportunities.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $30,604	Russell 3000 Index $38,012	Russell 1000 Value Index $27,213
12/2015	$10,000	$10,000	$10,000
12/2016	$11,730	$11,274	$11,734
12/2017	$13,843	$13,656	$13,337
12/2018	$12,161	$12,940	$12,235
12/2019	$15,196	$16,954	$15,482
12/2020	$15,119	$20,495	$15,915
12/2021	$20,136	$25,754	$19,919
12/2022	$20,265	$20,808	$18,418
12/2023	$22,739	$26,209	$20,529
12/2024	$26,088	$32,448	$23,478
12/2025	$30,604	$38,012	$27,213

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Invesco Comstock Portfolio - Class B	17.31%	15.15%	11.83%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,885,610,356
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 10,043,590
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,885,610,356
# of Portfolio Investments	98
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$10,043,590

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.8
Utilities	3.9
Consumer Discretionary	5.8
Energy	7.0
Communication Services	8.3
Consumer Staples	8.4
Industrials	10.7
Information Technology	12.1
Health Care	18.2
Financials	19.8

Top Countries

Value	Value
Belgium	0.9
Netherlands	2.1
Canada	2.6
United Kingdom	3.1
United States	88.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Bank of America Corp.	3.8
Alphabet, Inc.	3.6
Microsoft Corp.	2.9
Cisco Systems, Inc.	2.7
CVS Health Corp.	2.7
Wells Fargo & Co.	2.7
Chevron Corp.	2.4
State Street Corp.	2.3
FedEx Corp.	2.1
Sempra	1.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063051
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World Growth Index over the 12-month period ending December 31, 2025. Underperformance was primarily driven by stock selection in the Information Technology ("IT") and Real Estate sectors, as well as an overweight allocation to Real Estate. Global equities posted robust returns, overcoming early-year tariff concerns as investor sentiment improved with renewed fiscal and monetary stimulus.

Top Contributors:

  The Portfolio's underweight in Consumer Staples contributed positively to relative results.

  Lam Research, a leading provider of wafer-fabrication equipment for the semiconductor industry, contributed to performance as it benefited from strong demand for advanced semiconductor tools. Its etch and deposition technologies continued to gain traction across next‑generation chip designs.

  Apple, a major technology company not held in the Portfolio but a large benchmark constituent, underperformed during the year. Avoiding this holding was a top contributor to relative performance.

Top Detractors:

  The Portfolio's holdings in IT and Real Estate underperformed those of the benchmark sectors, detracting from relative results. The overweight position in Real Estate further weighed on performance, as it was the weakest sector during the period.

  Marvell Technology, a global semiconductor firm, focused on compute, networking, and storage technologies for hyperscale cloud and enterprise markets, underperformed as the company faced uncertainty relating to the timing and magnitude of artificial intelligence-related revenues. The position was trimmed over the course of the year to account for this uncertainty.

  DLF (India), a leading real estate developer, detracted from performance as the stock declined due to overall sector weakness and mixed financial performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $29,128	MSCI All Country World Index $30,302	MSCI All Country World Growth Index $37,047
12/2015	$10,000	$10,000	$10,000
12/2016	$10,046	$10,786	$10,327
12/2017	$13,775	$13,372	$13,425
12/2018	$11,989	$12,113	$12,333
12/2019	$15,815	$15,335	$16,369
12/2020	$20,229	$17,828	$21,869
12/2021	$23,417	$21,133	$25,609
12/2022	$15,994	$17,252	$18,283
12/2023	$21,590	$21,082	$24,356
12/2024	$25,135	$24,769	$30,257
12/2025	$29,128	$30,302	$37,047

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Invesco Global Equity Portfolio - Class A	15.88%	7.56%	11.28%
MSCI All Country World Index	22.34%	11.19%	11.72%
MSCI All Country World Growth Index	22.44%	11.12%	13.99%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,126,672,952
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 5,821,392
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,126,672,952
# of Portfolio Investments	72
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$5,821,392

Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.9
Real Estate	2.9
Industrials	5.0
Consumer Discretionary	10.5
Financials	12.1
Health Care	12.8
Communication Services	21.8
Information Technology	33.3

Top 10 Countries

Value	Value
Japan	1.9
Switzerland	2.0
China	2.3
Netherlands	2.3
Germany	2.4
Canada	2.4
India	4.5
Taiwan	4.9
France	5.9
United States	67.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alphabet, Inc.	11.8
Meta Platforms, Inc.	6.1
NVIDIA Corp.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9
S&P Global, Inc.	4.0
Lam Research Corp.	3.5
Eli Lilly & Co.	3.2
Visa, Inc.	3.2
Broadcom, Inc.	3.2
Airbus SE	3.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063048
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World Growth Index over the 12-month period ending December 31, 2025. Underperformance was primarily driven by stock selection in the Information Technology ("IT") and Real Estate sectors, as well as an overweight allocation to Real Estate. Global equities posted robust returns, overcoming early-year tariff concerns as investor sentiment improved with renewed fiscal and monetary stimulus.

Top Contributors:

  The Portfolio's underweight in Consumer Staples contributed positively to relative results.

  Lam Research, a leading provider of wafer-fabrication equipment for the semiconductor industry, contributed to performance as it benefited from strong demand for advanced semiconductor tools. Its etch and deposition technologies continued to gain traction across next‑generation chip designs.

  Apple, a major technology company not held in the Portfolio but a large benchmark constituent, underperformed during the year. Avoiding this holding was a top contributor to relative performance.

Top Detractors:

  The Portfolio's holdings in IT and Real Estate underperformed those of the benchmark sectors, detracting from relative results. The overweight position in Real Estate further weighed on performance, as it was the weakest sector during the period.

  Marvell Technology, a global semiconductor firm, focused on compute, networking, and storage technologies for hyperscale cloud and enterprise markets, underperformed as the company faced uncertainty relating to the timing and magnitude of artificial intelligence-related revenues. The position was trimmed over the course of the year to account for this uncertainty.

  DLF (India), a leading real estate developer, detracted from performance as the stock declined due to overall sector weakness and mixed financial performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $28,407	MSCI All Country World Index $30,302	MSCI All Country World Growth Index $37,047
12/2015	$10,000	$10,000	$10,000
12/2016	$10,020	$10,786	$10,327
12/2017	$13,701	$13,372	$13,425
12/2018	$11,900	$12,113	$12,333
12/2019	$15,656	$15,335	$16,369
12/2020	$19,975	$17,828	$21,869
12/2021	$23,065	$21,133	$25,609
12/2022	$15,721	$17,252	$18,283
12/2023	$21,156	$21,082	$24,356
12/2024	$24,574	$24,769	$30,257
12/2025	$28,407	$30,302	$37,047

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Invesco Global Equity Portfolio - Class B	15.60%	7.30%	11.00%
MSCI All Country World Index	22.34%	11.19%	11.72%
MSCI All Country World Growth Index	22.44%	11.12%	13.99%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,126,672,952
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 5,821,392
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,126,672,952
# of Portfolio Investments	72
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$5,821,392

Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.9
Real Estate	2.9
Industrials	5.0
Consumer Discretionary	10.5
Financials	12.1
Health Care	12.8
Communication Services	21.8
Information Technology	33.3

Top 10 Countries

Value	Value
Japan	1.9
Switzerland	2.0
China	2.3
Netherlands	2.3
Germany	2.4
Canada	2.4
India	4.5
Taiwan	4.9
France	5.9
United States	67.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alphabet, Inc.	11.8
Meta Platforms, Inc.	6.1
NVIDIA Corp.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9
S&P Global, Inc.	4.0
Lam Research Corp.	3.5
Eli Lilly & Co.	3.2
Visa, Inc.	3.2
Broadcom, Inc.	3.2
Airbus SE	3.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063050
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World Growth Index over the 12-month period ending December 31, 2025. Underperformance was primarily driven by stock selection in the Information Technology ("IT") and Real Estate sectors, as well as an overweight allocation to Real Estate. Global equities posted robust returns, overcoming early-year tariff concerns as investor sentiment improved with renewed fiscal and monetary stimulus.

Top Contributors:

  The Portfolio's underweight in Consumer Staples contributed positively to relative results.

  Lam Research, a leading provider of wafer-fabrication equipment for the semiconductor industry, contributed to performance as it benefited from strong demand for advanced semiconductor tools. Its etch and deposition technologies continued to gain traction across next‑generation chip designs.

  Apple, a major technology company not held in the Portfolio but a large benchmark constituent, underperformed during the year. Avoiding this holding was a top contributor to relative performance.

Top Detractors:

  The Portfolio's holdings in IT and Real Estate underperformed those of the benchmark sectors, detracting from relative results. The overweight position in Real Estate further weighed on performance, as it was the weakest sector during the period.

  Marvell Technology, a global semiconductor firm, focused on compute, networking, and storage technologies for hyperscale cloud and enterprise markets, underperformed as the company faced uncertainty relating to the timing and magnitude of artificial intelligence-related revenues. The position was trimmed over the course of the year to account for this uncertainty.

  DLF (India), a leading real estate developer, detracted from performance as the stock declined due to overall sector weakness and mixed financial performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $28,695	MSCI All Country World Index $30,302	MSCI All Country World Growth Index $37,047
12/2015	$10,000	$10,000	$10,000
12/2016	$10,031	$10,786	$10,327
12/2017	$13,732	$13,372	$13,425
12/2018	$11,937	$12,113	$12,333
12/2019	$15,722	$15,335	$16,369
12/2020	$20,076	$17,828	$21,869
12/2021	$23,210	$21,133	$25,609
12/2022	$15,832	$17,252	$18,283
12/2023	$21,330	$21,082	$24,356
12/2024	$24,798	$24,769	$30,257
12/2025	$28,695	$30,302	$37,047

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Invesco Global Equity Portfolio - Class E	15.71%	7.40%	11.12%
MSCI All Country World Index	22.34%	11.19%	11.72%
MSCI All Country World Growth Index	22.44%	11.12%	13.99%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,126,672,952
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 5,821,392
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,126,672,952
# of Portfolio Investments	72
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$5,821,392

Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.9
Real Estate	2.9
Industrials	5.0
Consumer Discretionary	10.5
Financials	12.1
Health Care	12.8
Communication Services	21.8
Information Technology	33.3

Top 10 Countries

Value	Value
Japan	1.9
Switzerland	2.0
China	2.3
Netherlands	2.3
Germany	2.4
Canada	2.4
India	4.5
Taiwan	4.9
France	5.9
United States	67.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alphabet, Inc.	11.8
Meta Platforms, Inc.	6.1
NVIDIA Corp.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9
S&P Global, Inc.	4.0
Lam Research Corp.	3.5
Eli Lilly & Co.	3.2
Visa, Inc.	3.2
Broadcom, Inc.	3.2
Airbus SE	3.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030546
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Growth Index over the 12-month period ending December 31, 2025. Relative contributors included positive stock selection within the Utilities, Information Technology, and Energy sectors, as well as an underweight exposure in the Communication Services and Consumer Staples sectors. Relative detractors included stock selection in Industrials, Health Care, Consumer Staples and Real Estate.

Top Contributors:

  Top contributors included Circle Internet Group, Inc., Guardant Health, Inc. and TTM Technologies, Inc.

  An out-of-benchmark position in Circle Internet was the primary contributor to performance. Circle is an issuer of U.S. dollar pegged stablecoins used to facilitate block-chain electronic payments. The Portfolio participated in the Initial Public Offering ("IPO") and sold the holding following a significant run up in its post-IPO valuation.

  The Portfolio's overweight to Guardant Health also contributed to performance. Guardant operates as a biotechnology company and benefited from accelerating oncology revenues, growing adoption of their blood biopsy tests, and its Guardant Shield product emerging as a second growth engine.

  TTM Technologies was another out-of-benchmark position that contributed to relative performance. TTM focuses on advanced printed circuit board manufacturing and performed well as data centers and defense have seen a surge in spending.

Top Detractors:

  Top detractors included Bloom Energy Corp., Credo Technology Group Holding Ltd. and Astera Labs, Inc.

  The Portfolio was underweight Bloom Energy during the year, which detracted from performance as the stock was a top performer in the Index. Bloom Energy makes solid-oxide fuel cells used to generate electricity without combustion.

  The Portfolio did not hold Credo Technology, which also hurt performance. Credo Technology delivers connectivity solutions powering Artificial Intelligence (AI), cloud computing and hyperscale networks.

  An out-of-benchmark holding in Astera Labs detracted from performance. Astera Labs, a semiconductor company that makes retimers and switches paired with NIVIDIA chips, underperformed as concerns around slowing hyperscale capital spending hurt AI connectivity suppliers following the impact of DeepSeek AI on the market at the start of the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $24,276	Russell 3000 Index $38,012	Russell 2000 Growth Index $24,949
12/2015	$10,000	$10,000	$10,000
12/2016	$11,172	$11,274	$11,132
12/2017	$14,033	$13,656	$13,599
12/2018	$12,802	$12,940	$12,334
12/2019	$15,956	$16,954	$15,847
12/2020	$25,090	$20,495	$21,335
12/2021	$26,877	$25,754	$21,939
12/2022	$17,459	$20,808	$16,157
12/2023	$19,612	$26,209	$19,171
12/2024	$22,865	$32,448	$22,077
12/2025	$24,276	$38,012	$24,949

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Invesco Small Cap Growth Portfolio - Class A	6.17%	(0.66%)	9.27%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 816,256,466
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 6,266,233
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$816,256,466
# of Portfolio Investments	114
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$6,266,233

Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	0.6
Communication Services	0.8
Materials	1.6
Utilities	1.8
Energy	1.9
Consumer Discretionary	8.8
Financials	9.1
Information Technology	23.3
Health Care	24.3
Industrials	27.5

Top Countries

Value	Value
Cayman Islands	0.5
Brazil	0.8
Canada	0.9
United Kingdom	1.1
Denmark	1.6
Thailand	1.8
Israel	2.4
United States	90.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Sanmina Corp.	2.6
Guardant Health, Inc.	2.4
MACOM Technology Solutions Holdings, Inc.	2.3
Madrigal Pharmaceuticals, Inc.	2.1
SPX Technologies, Inc.	1.9
Bridgebio Pharma, Inc.	1.9
Carpenter Technology Corp.	1.9
Piper Sandler Cos.	1.9
Fabrinet	1.8
Axsome Therapeutics, Inc.	1.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030547
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Growth Index over the 12-month period ending December 31, 2025. Relative contributors included positive stock selection within the Utilities, Information Technology, and Energy sectors, as well as an underweight exposure in the Communication Services and Consumer Staples sectors. Relative detractors included stock selection in Industrials, Health Care, Consumer Staples and Real Estate.

Top Contributors:

  Top contributors included Circle Internet Group, Inc., Guardant Health, Inc. and TTM Technologies, Inc.

  An out-of-benchmark position in Circle Internet was the primary contributor to performance. Circle is an issuer of U.S. dollar pegged stablecoins used to facilitate block-chain electronic payments. The Portfolio participated in the Initial Public Offering ("IPO") and sold the holding following a significant run up in its post-IPO valuation.

  The Portfolio's overweight to Guardant Health also contributed to performance. Guardant operates as a biotechnology company and benefited from accelerating oncology revenues, growing adoption of their blood biopsy tests, and its Guardant Shield product emerging as a second growth engine.

  TTM Technologies was another out-of-benchmark position that contributed to relative performance. TTM focuses on advanced printed circuit board manufacturing and performed well as data centers and defense have seen a surge in spending.

Top Detractors:

  Top detractors included Bloom Energy Corp., Credo Technology Group Holding Ltd. and Astera Labs, Inc.

  The Portfolio was underweight Bloom Energy during the year, which detracted from performance as the stock was a top performer in the Index. Bloom Energy makes solid-oxide fuel cells used to generate electricity without combustion.

  The Portfolio did not hold Credo Technology, which also hurt performance. Credo Technology delivers connectivity solutions powering Artificial Intelligence (AI), cloud computing and hyperscale networks.

  An out-of-benchmark holding in Astera Labs detracted from performance. Astera Labs, a semiconductor company that makes retimers and switches paired with NIVIDIA chips, underperformed as concerns around slowing hyperscale capital spending hurt AI connectivity suppliers following the impact of DeepSeek AI on the market at the start of the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $23,668	Russell 3000 Index $38,012	Russell 2000 Growth Index $24,949
12/2015	$10,000	$10,000	$10,000
12/2016	$11,143	$11,274	$11,132
12/2017	$13,966	$13,656	$13,599
12/2018	$12,703	$12,940	$12,334
12/2019	$15,803	$16,954	$15,847
12/2020	$24,774	$20,495	$21,335
12/2021	$26,491	$25,754	$21,939
12/2022	$17,181	$20,808	$16,157
12/2023	$19,225	$26,209	$19,171
12/2024	$22,365	$32,448	$22,077
12/2025	$23,668	$38,012	$24,949

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Invesco Small Cap Growth Portfolio - Class B	5.83%	(0.91%)	9.00%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 816,256,466
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 6,266,233
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$816,256,466
# of Portfolio Investments	114
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$6,266,233

Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	0.6
Communication Services	0.8
Materials	1.6
Utilities	1.8
Energy	1.9
Consumer Discretionary	8.8
Financials	9.1
Information Technology	23.3
Health Care	24.3
Industrials	27.5

Top Countries

Value	Value
Cayman Islands	0.5
Brazil	0.8
Canada	0.9
United Kingdom	1.1
Denmark	1.6
Thailand	1.8
Israel	2.4
United States	90.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Sanmina Corp.	2.6
Guardant Health, Inc.	2.4
MACOM Technology Solutions Holdings, Inc.	2.3
Madrigal Pharmaceuticals, Inc.	2.1
SPX Technologies, Inc.	1.9
Bridgebio Pharma, Inc.	1.9
Carpenter Technology Corp.	1.9
Piper Sandler Cos.	1.9
Fabrinet	1.8
Axsome Therapeutics, Inc.	1.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030549
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Growth Index over the 12-month period ending December 31, 2025. Relative contributors included positive stock selection within the Utilities, Information Technology, and Energy sectors, as well as an underweight exposure in the Communication Services and Consumer Staples sectors. Relative detractors included stock selection in Industrials, Health Care, Consumer Staples and Real Estate.

Top Contributors:

  Top contributors included Circle Internet Group, Inc., Guardant Health, Inc. and TTM Technologies, Inc.

  An out-of-benchmark position in Circle Internet was the primary contributor to performance. Circle is an issuer of U.S. dollar pegged stablecoins used to facilitate block-chain electronic payments. The Portfolio participated in the Initial Public Offering ("IPO") and sold the holding following a significant run up in its post-IPO valuation.

  The Portfolio's overweight to Guardant Health also contributed to performance. Guardant operates as a biotechnology company and benefited from accelerating oncology revenues, growing adoption of their blood biopsy tests, and its Guardant Shield product emerging as a second growth engine.

  TTM Technologies was another out-of-benchmark position that contributed to relative performance. TTM focuses on advanced printed circuit board manufacturing and performed well as data centers and defense have seen a surge in spending.

Top Detractors:

  Top detractors included Bloom Energy Corp., Credo Technology Group Holding Ltd. and Astera Labs, Inc.

  The Portfolio was underweight Bloom Energy during the year, which detracted from performance as the stock was a top performer in the Index. Bloom Energy makes solid-oxide fuel cells used to generate electricity without combustion.

  The Portfolio did not hold Credo Technology, which also hurt performance. Credo Technology delivers connectivity solutions powering Artificial Intelligence (AI), cloud computing and hyperscale networks.

  An out-of-benchmark holding in Astera Labs detracted from performance. Astera Labs, a semiconductor company that makes retimers and switches paired with NIVIDIA chips, underperformed as concerns around slowing hyperscale capital spending hurt AI connectivity suppliers following the impact of DeepSeek AI on the market at the start of the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $23,908	Russell 3000 Index $38,012	Russell 2000 Growth Index $24,949
12/2015	$10,000	$10,000	$10,000
12/2016	$11,155	$11,274	$11,132
12/2017	$13,993	$13,656	$13,599
12/2018	$12,741	$12,940	$12,334
12/2019	$15,855	$16,954	$15,847
12/2020	$24,905	$20,495	$21,335
12/2021	$26,651	$25,754	$21,939
12/2022	$17,295	$20,808	$16,157
12/2023	$19,394	$26,209	$19,171
12/2024	$22,570	$32,448	$22,077
12/2025	$23,908	$38,012	$24,949

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Invesco Small Cap Growth Portfolio - Class E	5.93%	(0.81%)	9.11%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 816,256,466
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 6,266,233
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$816,256,466
# of Portfolio Investments	114
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$6,266,233

Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	0.6
Communication Services	0.8
Materials	1.6
Utilities	1.8
Energy	1.9
Consumer Discretionary	8.8
Financials	9.1
Information Technology	23.3
Health Care	24.3
Industrials	27.5

Top Countries

Value	Value
Cayman Islands	0.5
Brazil	0.8
Canada	0.9
United Kingdom	1.1
Denmark	1.6
Thailand	1.8
Israel	2.4
United States	90.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Sanmina Corp.	2.6
Guardant Health, Inc.	2.4
MACOM Technology Solutions Holdings, Inc.	2.3
Madrigal Pharmaceuticals, Inc.	2.1
SPX Technologies, Inc.	1.9
Bridgebio Pharma, Inc.	1.9
Carpenter Technology Corp.	1.9
Piper Sandler Cos.	1.9
Fabrinet	1.8
Axsome Therapeutics, Inc.	1.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030600
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025. Security selection within Agency Mortgage-Backed Securities ("MBS") was the main detractor. The Portfolio's underweight to U.S. Treasuries in favor of spread sectors and security selection within the Securitized Credit and Investment Grade ("IG") Credit sectors were positives to performance.

Top Contributors:

  Security selection in securitized credit sectors, specifically Commercial Mortgage-Backed Securities ("CMBS") and Asset-Backed Securities ("ABS"), was additive to performance over the year. Security selection in IG Credit further contributed as the Portfolio favored Financials over Industrials.

  Duration/curve positioning contributed as rates rallied across the curve, less the 30-year U.S. Treasury bellwether, and the curve steepened.

  The Portfolio's underweight allocation to U.S. Treasuries and overweight allocation to Agency and Non-Agency MBS and CMBS contributed to performance.

Top Detractors:

  Security selection in Agency MBS was the primary detractor over the year as index pass-throughs outperformed the Portfolio's Agency MBS holdings in the low volatility environment. The Portfolio's mortgages typically outperform when volatility increases.

  The Portfolio's overweight allocation to ABS detracted from performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $12,535	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,249	$10,265
12/2017	$10,614	$10,628
12/2018	$10,644	$10,630
12/2019	$11,548	$11,556
12/2020	$12,491	$12,424
12/2021	$12,335	$12,232
12/2022	$10,784	$10,641
12/2023	$11,429	$11,229
12/2024	$11,690	$11,369
12/2025	$12,535	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
JPMorgan Core Bond Portfolio - Class A	7.22%	0.07%	2.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,214,128,109
Holdings Count | Holding	984
Advisory Fees Paid, Amount	$ 5,001,020
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,214,128,109
# of Portfolio Investments	984
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$5,001,020

Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.1
Foreign Government	0.7
Short-Term Investments	0.8
Non-Agency Mortgage-Backed Securities	2.2
Asset-Backed Securities	10.9
Corporate Bonds & Notes	25.3
Agency Sponsored Mortgage-Backed Securities	28.7
U.S. Treasury & Government Agencies	30.6

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	17.3
Federal National Mortgage Association	14.3
U.S. Treasury Bonds	9.5
Government National Mortgage Association	3.8
U.S. Treasury STRIPS Coupon	3.6
Federal Home Loan Mortgage Corp.	3.0
Federal National Mortgage Association-ACES	2.2
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.4
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.1
Government National Mortgage Association REMICS	1.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030601
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025. Security selection within Agency Mortgage-Backed Securities ("MBS") was the main detractor. The Portfolio's underweight to U.S. Treasuries in favor of spread sectors and security selection within the Securitized Credit and Investment Grade ("IG") Credit sectors were positives to performance.

Top Contributors:

  Security selection in securitized credit sectors, specifically Commercial Mortgage-Backed Securities ("CMBS") and Asset-Backed Securities ("ABS"), was additive to performance over the year. Security selection in IG Credit further contributed as the Portfolio favored Financials over Industrials.

  Duration/curve positioning contributed as rates rallied across the curve, less the 30-year U.S. Treasury bellwether, and the curve steepened.

  The Portfolio's underweight allocation to U.S. Treasuries and overweight allocation to Agency and Non-Agency MBS and CMBS contributed to performance.

Top Detractors:

  Security selection in Agency MBS was the primary detractor over the year as index pass-throughs outperformed the Portfolio's Agency MBS holdings in the low volatility environment. The Portfolio's mortgages typically outperform when volatility increases.

  The Portfolio's overweight allocation to ABS detracted from performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $12,217	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,223	$10,265
12/2017	$10,561	$10,628
12/2018	$10,564	$10,630
12/2019	$11,432	$11,556
12/2020	$12,334	$12,424
12/2021	$12,154	$12,232
12/2022	$10,589	$10,641
12/2023	$11,194	$11,229
12/2024	$11,423	$11,369
12/2025	$12,217	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
JPMorgan Core Bond Portfolio - Class B	6.95%	(0.19%)	2.02%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,214,128,109
Holdings Count | Holding	984
Advisory Fees Paid, Amount	$ 5,001,020
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,214,128,109
# of Portfolio Investments	984
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$5,001,020

Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.1
Foreign Government	0.7
Short-Term Investments	0.8
Non-Agency Mortgage-Backed Securities	2.2
Asset-Backed Securities	10.9
Corporate Bonds & Notes	25.3
Agency Sponsored Mortgage-Backed Securities	28.7
U.S. Treasury & Government Agencies	30.6

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	17.3
Federal National Mortgage Association	14.3
U.S. Treasury Bonds	9.5
Government National Mortgage Association	3.8
U.S. Treasury STRIPS Coupon	3.6
Federal Home Loan Mortgage Corp.	3.0
Federal National Mortgage Association-ACES	2.2
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.4
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.1
Government National Mortgage Association REMICS	1.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112668
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Active Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Active Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$104	0.97%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve months ended December 31, 2025. 2025 marked the first year since the pandemic in which all major asset classes delivered positive returns. The first half of the year was dominated by trade concerns, as the U.S. raised tariff rates to levels not seen since the 1930s. This environment activated the Systematic Exposure Management (“SEM”) model, resulting in the Portfolio reducing its equity exposure in late March, prior to Liberation Day. SEM remained active in the second quarter and the Portfolio did not fully re-risk to a neutral equity position until the end of June. In the second half of the year, attention shifted to the positive effects of fiscal and monetary stimulus, which fueled a risk-on rally. Emerging Market and Developed non-U.S. equities outperformed, supported by broad regional gains and a softer U.S. dollar. The Portfolio began the year with allocations of 56% equities, 22% fixed income, 20% convertibles and 2% cash, and ended the year with 55% equities, 24% fixed income, 20% convertibles, and 1% cash. Throughout the year, the Portfolio reduced its exposure to U.S. equities and increased allocations to Developed non-U.S. and Emerging Market equities.

Top Contributors:

  The Interest Rate Swap Overlay employed within the Portfolio contributed to performance as U.S. Treasury yields ended the year lower.

  Within U.S. equities, an overweight to U.S. Large Cap equities contributed as Large Cap equities outperformed Mid and Small Cap U.S. equities.

Top Detractors:

  SEM became active in late March, prior to Liberation Day, and did not fully re-risk until the end of June, detracting as the Portfolio was underweight equities during the market recovery.

  From a security selection perspective, allocations to the Global Select & Value Advantage developed market equity strategies detracted from performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $17,516	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,290	$10,786	$10,209	$10,767
12/2017	$12,004	$13,372	$10,964	$12,397
12/2018	$11,141	$12,113	$10,832	$11,752
12/2019	$13,026	$15,335	$11,573	$13,938
12/2020	$14,618	$17,828	$12,637	$15,643
12/2021	$16,027	$21,133	$12,042	$17,114
12/2022	$13,215	$17,252	$10,086	$14,553
12/2023	$14,604	$21,082	$10,662	$16,401
12/2024	$15,375	$24,769	$10,482	$17,803
12/2025	$17,516	$30,302	$11,338	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
JPMorgan Global Active Allocation Portfolio - Class B	13.92%	3.68%	5.77%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,423,928,950
Holdings Count | Holding	1,495
Advisory Fees Paid, Amount	$ 9,238,181
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,423,928,950
# of Portfolio Investments	1,495
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$9,238,181

Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	1.8
iShares JP Morgan USD Emerging Markets Bond ETF	1.7
Apple, Inc.	1.4
Microsoft Corp.	1.4
Bank of America Corp.	1.1
Amazon.com, Inc.	1.1
Taiwan Semiconductor Manufacturing Co. Ltd.	0.9
Alphabet, Inc.	0.9
Meta Platforms, Inc.	0.8
Safran SA	0.6

Top 10 Countries

Value	Value
Netherlands	1.0
Taiwan	1.6
Spain	1.7
South Korea	2.1
United Kingdom	2.6
Germany	2.8
France	3.0
Japan	3.1
China	4.8
United States	53.9

Asset Allocation

Value	Value
Foreign Government	0.0Footnote Reference*
Preferred Stocks	0.1
Non-Agency Mortgage-Backed Securities	0.3
Convertible Preferred Stocks	1.0
Asset-Backed Securities	1.1
Investment Companies	1.7
Agency Sponsored Mortgage-Backed Securities	3.0
U.S. Treasury & Government Agencies	3.5
Corporate Bonds & Notes	11.5
Short-Term Investments	13.9
Convertible Bonds	19.0
Common Stocks	43.3
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	2.6
Federal National Mortgage Association	1.5
SK Hynix, Inc.	1.0
Akamai Technologies, Inc.	0.9
Alibaba Group Holding Ltd.	0.8
U.S. Treasury Bonds	0.8
Cellnex Telecom SA	0.8
Gold Pole Capital Co. Ltd.	0.7
Welltower OP LLC	0.7
Uber Technologies, Inc.	0.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030725
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Value Index over the 12-month period ending December 31, 2025, driven by stock selection. In 2025, the S&P 500 Index® achieved returns of +17.88%, despite early-year volatility from historic tariff hikes and shifting global dynamics. U.S. equities were outpaced by other regions, marking the first time in 20 years that the S&P 500 was the weakest major equity market index. Artificial intelligence remained the dominant market theme, with Communication Services and Information Technology sectors outperforming. However, only two of the “Magnificent Seven” tech giants surpassed the Index in 2025. Consumer-facing sectors lagged amid soft job growth and cautious spending.

Top Contributors:

  Stock selection within the Financials and Health Care sectors added the most value.

  Within Information Technology, the Portfolio's overweight allocation in Sanmina contributed to performance.

  Within Financials, the Portfolio's overweight allocation in Mr. Cooper contributed to performance.

Top Detractors:

  Stock selection within the Information Technology and Utilities sectors detracted from performance.

  Within Communication Services, the Portfolio's underweight allocation in EchoStar detracted from performance.

  Within Information Technology, the Portfolio's overweight allocation in Ichor Holdings detracted from performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $23,862	Russell 3000 Index $38,012	Russell 2000 Value Index $24,256
12/2015	$10,000	$10,000	$10,000
12/2016	$13,086	$11,274	$13,174
12/2017	$13,560	$13,656	$14,207
12/2018	$11,694	$12,940	$12,379
12/2019	$13,978	$16,954	$15,151
12/2020	$14,865	$20,495	$15,853
12/2021	$19,772	$25,754	$20,335
12/2022	$17,160	$20,808	$17,390
12/2023	$19,427	$26,209	$19,937
12/2024	$21,214	$32,448	$21,543
12/2025	$23,862	$38,012	$24,256

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
JPMorgan Small Cap Value Portfolio - Class A	12.48%	9.93%	9.09%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 319,145,715
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 2,166,204
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$319,145,715
# of Portfolio Investments	468
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$2,166,204

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.3
Utilities	5.6
Materials	6.3
Energy	6.7
Information Technology	7.4
Real Estate	9.8
Consumer Discretionary	10.5
Health Care	10.6
Industrials	11.2
Financials	26.1

Top 10 Countries

Value	Value
Cayman Islands	0.1
Panama	0.1
Sweden	0.1
United Kingdom	0.4
Monaco	0.5
Puerto Rico	0.6
Switzerland	0.9
Bermuda	1.0
Canada	1.4
United States	92.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

EchoStar Corp.	1.0
Southwest Gas Holdings, Inc.	0.9
Hecla Mining Co.	0.8
Old National Bancorp	0.8
Commercial Metals Co.	0.8
Coeur Mining, Inc.	0.7
Jackson Financial, Inc.	0.7
Resideo Technologies, Inc.	0.7
EnerSys	0.6
Bank of NT Butterfield & Son Ltd.	0.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030726
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Value Index over the 12-month period ending December 31, 2025, driven by stock selection. In 2025, the S&P 500 Index® achieved returns of +17.88%, despite early-year volatility from historic tariff hikes and shifting global dynamics. U.S. equities were outpaced by other regions, marking the first time in 20 years that the S&P 500 was the weakest major equity market index. Artificial intelligence remained the dominant market theme, with Communication Services and Information Technology sectors outperforming. However, only two of the “Magnificent Seven” tech giants surpassed the Index in 2025. Consumer-facing sectors lagged amid soft job growth and cautious spending.

Top Contributors:

  Stock selection within the Financials and Health Care sectors added the most value.

  Within Information Technology, the Portfolio's overweight allocation in Sanmina contributed to performance.

  Within Financials, the Portfolio's overweight allocation in Mr. Cooper contributed to performance.

Top Detractors:

  Stock selection within the Information Technology and Utilities sectors detracted from performance.

  Within Communication Services, the Portfolio's underweight allocation in EchoStar detracted from performance.

  Within Information Technology, the Portfolio's overweight allocation in Ichor Holdings detracted from performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $23,264	Russell 3000 Index $38,012	Russell 2000 Value Index $24,256
12/2015	$10,000	$10,000	$10,000
12/2016	$13,051	$11,274	$13,174
12/2017	$13,483	$13,656	$14,207
12/2018	$11,608	$12,940	$12,379
12/2019	$13,830	$16,954	$15,151
12/2020	$14,676	$20,495	$15,853
12/2021	$19,481	$25,754	$20,335
12/2022	$16,851	$20,808	$17,390
12/2023	$19,030	$26,209	$19,937
12/2024	$20,745	$32,448	$21,543
12/2025	$23,264	$38,012	$24,256

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
JPMorgan Small Cap Value Portfolio - Class B	12.14%	9.65%	8.81%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 319,145,715
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 2,166,204
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$319,145,715
# of Portfolio Investments	468
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$2,166,204

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.3
Utilities	5.6
Materials	6.3
Energy	6.7
Information Technology	7.4
Real Estate	9.8
Consumer Discretionary	10.5
Health Care	10.6
Industrials	11.2
Financials	26.1

Top 10 Countries

Value	Value
Cayman Islands	0.1
Panama	0.1
Sweden	0.1
United Kingdom	0.4
Monaco	0.5
Puerto Rico	0.6
Switzerland	0.9
Bermuda	1.0
Canada	1.4
United States	92.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

EchoStar Corp.	1.0
Southwest Gas Holdings, Inc.	0.9
Hecla Mining Co.	0.8
Old National Bancorp	0.8
Commercial Metals Co.	0.8
Coeur Mining, Inc.	0.7
Jackson Financial, Inc.	0.7
Resideo Technologies, Inc.	0.7
EnerSys	0.6
Bank of NT Butterfield & Son Ltd.	0.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030755
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Equity and fixed income markets gained ground in 2025 despite volatility in the first half of the year due in part to President Trump’s “Liberation Day” trade plan, which levied tariffs significantly more than what had been anticipated. A 90-day pause was instituted within a week of the initial announcement, quickly stabilizing markets. Financial assets produced strong broad-based returns in the third quarter as investors became less worried about the negative impacts of tariffs on inflation, economic growth and corporate profits; a dovish shift in U.S. Federal Reserve policy also supported markets. Markets moved higher in the fourth quarter amid a favorable backdrop of more stimulative central bank policies, continued global economic growth, and robust corporate earnings. The Portfolio underperformed its blended benchmark over the 12-month period ending December 31, 2025. The equity component of the Portfolio underperformed the MSCI World Index; the fixed income component of the Portfolio outperformed the FTSE World Government Bond, USD, 0% Hedged Index.

Top Contributors:

  In equities, the Information Technology and Communication Services sectors contributed to relative results along with not having exposure to the Real Estate sector.

  The largest individual contributors were Nvidia, Taiwan Semiconductor and Alphabet.

  In fixed income, yield curve and duration positioning contributed to relative performance, particularly an overweight duration position in the U.S. dollar-pay market, and underweight duration positions in the euro and Japanese yen-pay markets.

  Spread sector allocation contributed, particularly overweight allocations to the Communications, Bank Loans, and Energy sectors.

Top Detractors:

  In equites, the Financials, Health Care and Consumer Discretionary sectors detracted from relative results.

  The largest individual detractors were UnitedHealth Group, Allison Transmission and Salesforce.

  In fixed income, currency allocation net of hedging detracted from relative performance, particularly underweight allocations to the euro, Chinese renminbi, and Japanese yen.

  An underweight allocation to Global Treasuries detracted over the period.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $24,781	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	FTSE World Government Bond Index $10,550	MSCI World Index $31,532
12/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/2016	$10,503	$10,786	$10,209	$10,160	$10,751
12/2017	$12,953	$13,372	$10,964	$10,921	$13,159
12/2018	$12,280	$12,113	$10,832	$10,829	$12,013
12/2019	$15,701	$15,335	$11,573	$11,468	$15,337
12/2020	$18,073	$17,828	$12,637	$12,627	$17,776
12/2021	$20,706	$21,133	$12,042	$11,747	$21,654
12/2022	$15,919	$17,252	$10,086	$9,601	$17,726
12/2023	$19,503	$21,082	$10,662	$10,099	$21,942
12/2024	$21,942	$24,769	$10,482	$9,809	$26,039
12/2025	$24,781	$30,302	$11,338	$10,550	$31,532

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Global Allocation Portfolio - Class A	12.94%	6.52%	9.50%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
FTSE World Government Bond Index	7.55%	(3.53%)	0.54%
MSCI World Index	21.09%	12.15%	12.17%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 366,885,299
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 2,527,893
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$366,885,299
# of Portfolio Investments	451
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,527,893

Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	4.8
Alphabet, Inc.	3.3
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Parker-Hannifin Corp.	3.1
S&P Global, Inc.	3.1
Amazon.com, Inc.	3.0
Mastercard, Inc.	2.9
ASML Holding NV	2.9
Blackrock, Inc.	2.7
Hilton Worldwide Holdings, Inc.	2.3

Top 10 Countries

Value	Value
Mexico	1.0
Israel	1.1
Australia	1.5
Sweden	2.3
Japan	2.6
Canada	2.8
Netherlands	3.0
Taiwan	3.2
United Kingdom	3.9
United States	68.3

Asset Allocation

Value	Value
Municipals	0.1
Convertible Bonds	0.2
Short-Term Investments	1.2
Floating Rate Loans	1.2
U.S. Treasury & Government Agencies	2.8
Foreign Government	8.0
Corporate Bonds & Notes	17.9
Common Stocks	68.6

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	2.2
EchoStar Corp.	1.3
Glencore Funding LLC	0.8
Broadcom, Inc.	0.8
Teva Pharmaceutical Finance Netherlands III BV	0.7
U.K. Gilts	0.7
Boeing Co.	0.7
Mexico Bonos	0.6
Canada Government Bonds	0.6
CSC Holdings LLC	0.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030756
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Equity and fixed income markets gained ground in 2025 despite volatility in the first half of the year due in part to President Trump’s “Liberation Day” trade plan, which levied tariffs significantly more than what had been anticipated. A 90-day pause was instituted within a week of the initial announcement, quickly stabilizing markets. Financial assets produced strong broad-based returns in the third quarter as investors became less worried about the negative impacts of tariffs on inflation, economic growth and corporate profits; a dovish shift in U.S. Federal Reserve policy also supported markets. Markets moved higher in the fourth quarter amid a favorable backdrop of more stimulative central bank policies, continued global economic growth, and robust corporate earnings. The Portfolio underperformed its blended benchmark over the 12-month period ending December 31, 2025. The equity component of the Portfolio underperformed the MSCI World Index; the fixed income component of the Portfolio outperformed the FTSE World Government Bond, USD, 0% Hedged Index.

Top Contributors:

  In equities, the Information Technology and Communication Services sectors contributed to relative results along with not having exposure to the Real Estate sector.

  The largest individual contributors were Nvidia, Taiwan Semiconductor and Alphabet.

  In fixed income, yield curve and duration positioning contributed to relative performance, particularly an overweight duration position in the U.S. dollar-pay market, and underweight duration positions in the euro and Japanese yen-pay markets.

  Spread sector allocation contributed, particularly overweight allocations to the Communications, Bank Loans, and Energy sectors.

Top Detractors:

  In equites, the Financials, Health Care and Consumer Discretionary sectors detracted from relative results.

  The largest individual detractors were UnitedHealth Group, Allison Transmission and Salesforce.

  In fixed income, currency allocation net of hedging detracted from relative performance, particularly underweight allocations to the euro, Chinese renminbi, and Japanese yen.

  An underweight allocation to Global Treasuries detracted over the period.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $24,164	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	FTSE World Government Bond Index $10,550	MSCI World Index $31,532
12/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/2016	$10,478	$10,786	$10,209	$10,160	$10,751
12/2017	$12,884	$13,372	$10,964	$10,921	$13,159
12/2018	$12,190	$12,113	$10,832	$10,829	$12,013
12/2019	$15,545	$15,335	$11,573	$11,468	$15,337
12/2020	$17,844	$17,828	$12,637	$12,627	$17,776
12/2021	$20,389	$21,133	$12,042	$11,747	$21,654
12/2022	$15,639	$17,252	$10,086	$9,601	$17,726
12/2023	$19,111	$21,082	$10,662	$10,099	$21,942
12/2024	$21,461	$24,769	$10,482	$9,809	$26,039
12/2025	$24,164	$30,302	$11,338	$10,550	$31,532

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Global Allocation Portfolio - Class B	12.59%	6.25%	9.22%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
FTSE World Government Bond Index	7.55%	(3.53%)	0.54%
MSCI World Index	21.09%	12.15%	12.17%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 366,885,299
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 2,527,893
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$366,885,299
# of Portfolio Investments	451
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,527,893

Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	4.8
Alphabet, Inc.	3.3
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Parker-Hannifin Corp.	3.1
S&P Global, Inc.	3.1
Amazon.com, Inc.	3.0
Mastercard, Inc.	2.9
ASML Holding NV	2.9
Blackrock, Inc.	2.7
Hilton Worldwide Holdings, Inc.	2.3

Top 10 Countries

Value	Value
Mexico	1.0
Israel	1.1
Australia	1.5
Sweden	2.3
Japan	2.6
Canada	2.8
Netherlands	3.0
Taiwan	3.2
United Kingdom	3.9
United States	68.3

Asset Allocation

Value	Value
Municipals	0.1
Convertible Bonds	0.2
Short-Term Investments	1.2
Floating Rate Loans	1.2
U.S. Treasury & Government Agencies	2.8
Foreign Government	8.0
Corporate Bonds & Notes	17.9
Common Stocks	68.6

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	2.2
EchoStar Corp.	1.3
Glencore Funding LLC	0.8
Broadcom, Inc.	0.8
Teva Pharmaceutical Finance Netherlands III BV	0.7
U.K. Gilts	0.7
Boeing Co.	0.7
Mexico Bonos	0.6
Canada Government Bonds	0.6
CSC Holdings LLC	0.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030551
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index during the 12-month period ending December 31, 2025. Relative underperformance was largely the result of weak stock selection.

Top Contributors:

  The Portfolio’s positions in Nvidia, Alphabet, and Boeing contributed the most to relative performance.

  Stock selection in the Consumer Staples, Consumer Discretionary, and Industrials sectors, along with our allocations in the Communication Services and Health Care sectors, contributed positively to relative performance.

Top Detractors:

  The Portfolio’s positions in Novo Nordisk, Salesforce, and FactSet detracted the most from relative performance.

  Stock selection in the Health Care, Communication Services, Financials, and Information Technology sectors, along with our allocations in the Information Technology, Consumer Discretionary, and Financials sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $37,706	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$10,298	$11,274	$10,708
12/2017	$12,224	$13,656	$13,943
12/2018	$11,392	$12,940	$13,732
12/2019	$14,107	$16,954	$18,729
12/2020	$18,697	$20,495	$25,938
12/2021	$22,186	$25,754	$33,096
12/2022	$16,004	$20,808	$23,453
12/2023	$24,337	$26,209	$33,462
12/2024	$32,727	$32,448	$44,623
12/2025	$37,706	$38,012	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Growth Portfolio - Class A	15.21%	15.06%	14.19%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,130,039,563
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 16,577,166
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,130,039,563
# of Portfolio Investments	56
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$16,577,166

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.8
Industrials	6.7
Financials	7.6
Health Care	11.7
Consumer Discretionary	17.0
Communication Services	23.7
Information Technology	29.6

Top Countries

Value	Value
China	0.3
Denmark	1.3
Canada	3.2
United States	94.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	11.2
Alphabet, Inc.	8.9
Tesla, Inc.	8.6
Meta Platforms, Inc.	7.1
Amazon.com, Inc.	5.4
Netflix, Inc.	5.3
Visa, Inc.	4.8
Oracle Corp.	4.7
Boeing Co.	4.6
Microsoft Corp.	4.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030552
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index during the 12-month period ending December 31, 2025. Relative underperformance was largely the result of weak stock selection.

Top Contributors:

  The Portfolio’s positions in Nvidia, Alphabet, and Boeing contributed the most to relative performance.

  Stock selection in the Consumer Staples, Consumer Discretionary, and Industrials sectors, along with our allocations in the Communication Services and Health Care sectors, contributed positively to relative performance.

Top Detractors:

  The Portfolio’s positions in Novo Nordisk, Salesforce, and FactSet detracted the most from relative performance.

  Stock selection in the Health Care, Communication Services, Financials, and Information Technology sectors, along with our allocations in the Information Technology, Consumer Discretionary, and Financials sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $36,766	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$10,268	$11,274	$10,708
12/2017	$12,158	$13,656	$13,943
12/2018	$11,300	$12,940	$13,732
12/2019	$13,963	$16,954	$18,729
12/2020	$18,464	$20,495	$25,938
12/2021	$21,836	$25,754	$33,096
12/2022	$15,722	$20,808	$23,453
12/2023	$23,856	$26,209	$33,462
12/2024	$31,998	$32,448	$44,623
12/2025	$36,766	$38,012	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Growth Portfolio - Class B	14.90%	14.77%	13.91%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,130,039,563
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 16,577,166
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,130,039,563
# of Portfolio Investments	56
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$16,577,166

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.8
Industrials	6.7
Financials	7.6
Health Care	11.7
Consumer Discretionary	17.0
Communication Services	23.7
Information Technology	29.6

Top Countries

Value	Value
China	0.3
Denmark	1.3
Canada	3.2
United States	94.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	11.2
Alphabet, Inc.	8.9
Tesla, Inc.	8.6
Meta Platforms, Inc.	7.1
Amazon.com, Inc.	5.4
Netflix, Inc.	5.3
Visa, Inc.	4.8
Oracle Corp.	4.7
Boeing Co.	4.6
Microsoft Corp.	4.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030554
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index during the 12-month period ending December 31, 2025. Relative underperformance was largely the result of weak stock selection.

Top Contributors:

  The Portfolio’s positions in Nvidia, Alphabet, and Boeing contributed the most to relative performance.

  Stock selection in the Consumer Staples, Consumer Discretionary, and Industrials sectors, along with our allocations in the Communication Services and Health Care sectors, contributed positively to relative performance.

Top Detractors:

  The Portfolio’s positions in Novo Nordisk, Salesforce, and FactSet detracted the most from relative performance.

  Stock selection in the Health Care, Communication Services, Financials, and Information Technology sectors, along with our allocations in the Information Technology, Consumer Discretionary, and Financials sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $37,147	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$10,284	$11,274	$10,708
12/2017	$12,190	$13,656	$13,943
12/2018	$11,344	$12,940	$13,732
12/2019	$14,028	$16,954	$18,729
12/2020	$18,559	$20,495	$25,938
12/2021	$21,984	$25,754	$33,096
12/2022	$15,839	$20,808	$23,453
12/2023	$24,051	$26,209	$33,462
12/2024	$32,287	$32,448	$44,623
12/2025	$37,147	$38,012	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Growth Portfolio - Class E	15.05%	14.89%	14.02%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,130,039,563
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 16,577,166
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,130,039,563
# of Portfolio Investments	56
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$16,577,166

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.8
Industrials	6.7
Financials	7.6
Health Care	11.7
Consumer Discretionary	17.0
Communication Services	23.7
Information Technology	29.6

Top Countries

Value	Value
China	0.3
Denmark	1.3
Canada	3.2
United States	94.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	11.2
Alphabet, Inc.	8.9
Tesla, Inc.	8.6
Meta Platforms, Inc.	7.1
Amazon.com, Inc.	5.4
Netflix, Inc.	5.3
Visa, Inc.	4.8
Oracle Corp.	4.7
Boeing Co.	4.6
Microsoft Corp.	4.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000119619
Shareholder Report [Line Items]
Fund Name	MetLife Multi-Index Targeted Risk Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Multi-Index Targeted Risk Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Dow Jones Moderate Portfolio Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. International stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year.

Top Contributors:

  Fixed Income and cash securities outperformed.

  Interest Rate Swap Overlay outperformed.

Top Detractors:

  During the rapid V-shaped recovery in April, the Portfolio's volatility management model reduced equity exposure, which detracted from returns as markets rebounded quickly.

  Underweight positions in U.S. and International Equity Futures detracted from performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $16,769	MSCI All Country World Index $30,302	Bloomberg U.S. Aggregate Bond Index $12,199	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,436	$10,786	$10,265	$10,767
12/2017	$12,058	$13,372	$10,628	$12,397
12/2018	$11,192	$12,113	$10,630	$11,752
12/2019	$13,622	$15,335	$11,556	$13,938
12/2020	$14,515	$17,828	$12,424	$15,643
12/2021	$15,925	$21,133	$12,232	$17,114
12/2022	$12,566	$17,252	$10,641	$14,553
12/2023	$14,304	$21,082	$11,229	$16,401
12/2024	$15,373	$24,769	$11,369	$17,803
12/2025	$16,769	$30,302	$12,199	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Multi-Index Targeted Risk Portfolio - Class B	9.08%	2.93%	5.31%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 5,088,465,174
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 8,281,713
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,088,465,174
# of Portfolio Investments	32
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$8,281,713

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Small Cap Equities	5.6
U.S. Mid Cap Equities	9.4
International Developed Market Equities	21.8
U.S. Large Cap Equities	31.3
Investment Grade Fixed Income	40.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030615
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research International Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the MSCI EAFE Index. In aggregate, security selection relative to the MSCI EAFE Index held back relative returns. During the reporting period, the Portfolio's relative currency exposure to holdings of securities denominated in foreign currencies was a detractor from relative performance. Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the U.S., a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high. Considerable progress was made in trade talks between the U.S. and many major trading partners, with a fragile truce between the U.S. and China extended through late 2026. U.S. tariffs remained high on goods from countries such as India and Brazil. Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.

Top Contributors:

  An underweight position and security selection in Consumer Discretionary.

  Security selection in Information Technology.

  Individual holdings: Overweight positions in ABN AMRO (Netherlands), Bank of Ireland Group (Ireland) and Barclays (U.K.)

Top Detractors:

  Security selection in the Materials, Health Care and Industrials sectors weighed on relative returns.

  Individual holdings: Holding Constellation Software (Canada) and Linde (U.K.) and an overweight position in Wolters Kluwer (Netherlands).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $21,258	MSCI EAFE Index $21,959	MSCI All Country World ex-U.S. Index $22,432
12/2015	$10,000	$10,000	$10,000
12/2016	$9,933	$10,100	$10,450
12/2017	$12,764	$12,628	$13,291
12/2018	$11,002	$10,887	$11,404
12/2019	$14,159	$13,284	$13,857
12/2020	$16,038	$14,322	$15,334
12/2021	$17,959	$15,935	$16,533
12/2022	$14,852	$13,632	$13,887
12/2023	$16,790	$16,118	$16,056
12/2024	$17,322	$16,735	$16,945
12/2025	$21,258	$21,959	$22,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Research International Portfolio - Class A	22.72%	5.80%	7.83%
MSCI EAFE Index	31.22%	8.92%	8.18%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,403,651,734
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 8,135,385
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,403,651,734
# of Portfolio Investments	129
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$8,135,385

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.7
Energy	3.8
Communication Services	4.0
Consumer Staples	5.5
Materials	7.1
Consumer Discretionary	8.8
Information Technology	9.4
Health Care	11.3
Industrials	18.8
Financials	26.9

Top 10 Countries

Value	Value
Switzerland	3.0
Canada	3.2
Italy	3.3
Australia	3.6
Germany	5.1
Netherlands	6.3
France	8.2
United Kingdom	12.4
United States	16.8
Japan	20.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Roche Holding AG	3.1
Mizuho Financial Group, Inc.	2.7
Schneider Electric SE	2.6
Hitachi Ltd.	2.5
Novartis AG	1.8
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7
Barclays PLC	1.7
ASML Holding NV	1.6
Linde PLC	1.6
ING Groep NV	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030616
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research International Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the MSCI EAFE Index. In aggregate, security selection relative to the MSCI EAFE Index held back relative returns. During the reporting period, the Portfolio's relative currency exposure to holdings of securities denominated in foreign currencies was a detractor from relative performance. Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the U.S., a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high. Considerable progress was made in trade talks between the U.S. and many major trading partners, with a fragile truce between the U.S. and China extended through late 2026. U.S. tariffs remained high on goods from countries such as India and Brazil. Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.

Top Contributors:

  An underweight position and security selection in Consumer Discretionary.

  Security selection in Information Technology.

  Individual holdings: Overweight positions in ABN AMRO (Netherlands), Bank of Ireland Group (Ireland) and Barclays (U.K.)

Top Detractors:

  Security selection in the Materials, Health Care and Industrials sectors weighed on relative returns.

  Individual holdings: Holding Constellation Software (Canada) and Linde (U.K.) and an overweight position in Wolters Kluwer (Netherlands).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $20,744	MSCI EAFE Index $21,959	MSCI All Country World ex-U.S. Index $22,432
12/2015	$10,000	$10,000	$10,000
12/2016	$9,912	$10,100	$10,450
12/2017	$12,703	$12,628	$13,291
12/2018	$10,925	$10,887	$11,404
12/2019	$14,019	$13,284	$13,857
12/2020	$15,844	$14,322	$15,334
12/2021	$17,699	$15,935	$16,533
12/2022	$14,590	$13,632	$13,887
12/2023	$16,460	$16,118	$16,056
12/2024	$16,946	$16,735	$16,945
12/2025	$20,744	$21,959	$22,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Research International Portfolio - Class B	22.41%	5.54%	7.57%
MSCI EAFE Index	31.22%	8.92%	8.18%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,403,651,734
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 8,135,385
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,403,651,734
# of Portfolio Investments	129
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$8,135,385

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.7
Energy	3.8
Communication Services	4.0
Consumer Staples	5.5
Materials	7.1
Consumer Discretionary	8.8
Information Technology	9.4
Health Care	11.3
Industrials	18.8
Financials	26.9

Top 10 Countries

Value	Value
Switzerland	3.0
Canada	3.2
Italy	3.3
Australia	3.6
Germany	5.1
Netherlands	6.3
France	8.2
United Kingdom	12.4
United States	16.8
Japan	20.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Roche Holding AG	3.1
Mizuho Financial Group, Inc.	2.7
Schneider Electric SE	2.6
Hitachi Ltd.	2.5
Novartis AG	1.8
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7
Barclays PLC	1.7
ASML Holding NV	1.6
Linde PLC	1.6
ING Groep NV	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030618
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research International Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the MSCI EAFE Index. In aggregate, security selection relative to the MSCI EAFE Index held back relative returns. During the reporting period, the Portfolio's relative currency exposure to holdings of securities denominated in foreign currencies was a detractor from relative performance. Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the U.S., a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high. Considerable progress was made in trade talks between the U.S. and many major trading partners, with a fragile truce between the U.S. and China extended through late 2026. U.S. tariffs remained high on goods from countries such as India and Brazil. Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.

Top Contributors:

  An underweight position and security selection in Consumer Discretionary.

  Security selection in Information Technology.

  Individual holdings: Overweight positions in ABN AMRO (Netherlands), Bank of Ireland Group (Ireland) and Barclays (U.K.)

Top Detractors:

  Security selection in the Materials, Health Care and Industrials sectors weighed on relative returns.

  Individual holdings: Holding Constellation Software (Canada) and Linde (U.K.) and an overweight position in Wolters Kluwer (Netherlands).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $20,959	MSCI EAFE Index $21,959	MSCI All Country World ex-U.S. Index $22,432
12/2015	$10,000	$10,000	$10,000
12/2016	$9,924	$10,100	$10,450
12/2017	$12,737	$12,628	$13,291
12/2018	$10,965	$10,887	$11,404
12/2019	$14,087	$13,284	$13,857
12/2020	$15,928	$14,322	$15,334
12/2021	$17,807	$15,935	$16,533
12/2022	$14,704	$13,632	$13,887
12/2023	$16,604	$16,118	$16,056
12/2024	$17,104	$16,735	$16,945
12/2025	$20,959	$21,959	$22,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Research International Portfolio - Class E	22.54%	5.64%	7.68%
MSCI EAFE Index	31.22%	8.92%	8.18%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,403,651,734
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 8,135,385
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,403,651,734
# of Portfolio Investments	129
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$8,135,385

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.7
Energy	3.8
Communication Services	4.0
Consumer Staples	5.5
Materials	7.1
Consumer Discretionary	8.8
Information Technology	9.4
Health Care	11.3
Industrials	18.8
Financials	26.9

Top 10 Countries

Value	Value
Switzerland	3.0
Canada	3.2
Italy	3.3
Australia	3.6
Germany	5.1
Netherlands	6.3
France	8.2
United Kingdom	12.4
United States	16.8
Japan	20.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Roche Holding AG	3.1
Mizuho Financial Group, Inc.	2.7
Schneider Electric SE	2.6
Hitachi Ltd.	2.5
Novartis AG	1.8
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7
Barclays PLC	1.7
ASML Holding NV	1.6
Linde PLC	1.6
ING Groep NV	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030581
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell Midcap Growth Index over the 12-month period ending December 31, 2025. Tariff and policy uncertainty remained elevated during the year, alongside a government shutdown in the fourth quarter, while additional Federal Reserve easing and continued artificial intelligence ("AI")-related capital expenditures supported broader market performance. Investor sentiment grew more cautious amid rising scrutiny around AI monetization with signs of slowing momentum across select parts of the economy. Against this backdrop, our investment approach remained unchanged. We continued to invest in high quality businesses that have sustainable competitive advantages and strong secular growth potential, and that operate in large and growing end markets where the penetration rate for their goods/services can be much higher over time. Companies we own tend to be asset light, have little financial leverage, strong pricing power, attractive unit economics, high margins, solid cash generation capability and, in our view, the ability to succeed through different market/macro environments. While we have opportunistically added to some positions and initiated new ones, overall, we have made few changes as we remain confident in the long-term prospects for the businesses we own. We continued to carefully consider and monitor fundamental variables, while managing overall portfolio risk and exposures.

Top Contributors:

  Stock selection in Information Technology, led by web performance and security company Cloudflare.

  Stock selection in Financials, where payments technology services platform Affirm led performance within the sector.

  Stock selection in Health Care, where biopharmaceutical royalties acquirer Royalty Pharma was the sector’s largest contributor.

Top Detractors:

  Stock selection in Communication Services, where advertising software platform The Trade Desk detracted the most within the sector.

  Stock selection in Real Estate, driven by underperforming Texas landowner LandBridge.

  Stock selection and an average underweight in Consumer Discretionary, where cross-border ecommerce platform Global-e Online was the sector’s greatest detractor.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $38,020	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$9,173	$11,274	$10,733
12/2017	$12,875	$13,656	$13,445
12/2018	$14,216	$12,940	$12,806
12/2019	$19,969	$16,954	$17,348
12/2020	$50,674	$20,495	$23,522
12/2021	$45,334	$25,754	$26,516
12/2022	$17,014	$20,808	$19,431
12/2023	$24,030	$26,209	$24,457
12/2024	$33,482	$32,448	$29,863
12/2025	$38,020	$38,012	$32,448

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Morgan Stanley Discovery Portfolio - Class A	13.55%	(5.58%)	14.29%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,267,546,990
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 8,297,306
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,267,546,990
# of Portfolio Investments	71
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$8,297,306

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	3.3
Consumer Staples	3.4
Communication Services	4.6
Consumer Discretionary	6.8
Industrials	12.4
Financials	12.8
Health Care	13.9
Information Technology	37.9

Top Countries

Value	Value
Netherlands	0.2
Israel	4.9
United States	90.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Cloudflare, Inc.	13.1
Affirm Holdings, Inc.	7.5
QXO, Inc.	6.6
Roivant Sciences Ltd.	6.5
Royalty Pharma PLC	5.8
Floor & Decor Holdings, Inc.	4.8
MongoDB, Inc.	4.8
Databricks, Inc.	4.7
Core & Main, Inc.	4.7
ROBLOX Corp.	4.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030582
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell Midcap Growth Index over the 12-month period ending December 31, 2025. Tariff and policy uncertainty remained elevated during the year, alongside a government shutdown in the fourth quarter, while additional Federal Reserve easing and continued artificial intelligence ("AI")-related capital expenditures supported broader market performance. Investor sentiment grew more cautious amid rising scrutiny around AI monetization with signs of slowing momentum across select parts of the economy. Against this backdrop, our investment approach remained unchanged. We continued to invest in high quality businesses that have sustainable competitive advantages and strong secular growth potential, and that operate in large and growing end markets where the penetration rate for their goods/services can be much higher over time. Companies we own tend to be asset light, have little financial leverage, strong pricing power, attractive unit economics, high margins, solid cash generation capability and, in our view, the ability to succeed through different market/macro environments. While we have opportunistically added to some positions and initiated new ones, overall, we have made few changes as we remain confident in the long-term prospects for the businesses we own. We continued to carefully consider and monitor fundamental variables, while managing overall portfolio risk and exposures.

Top Contributors:

  Stock selection in Information Technology, led by web performance and security company Cloudflare.

  Stock selection in Financials, where payments technology services platform Affirm led performance within the sector.

  Stock selection in Health Care, where biopharmaceutical royalties acquirer Royalty Pharma was the sector’s largest contributor.

Top Detractors:

  Stock selection in Communication Services, where advertising software platform The Trade Desk detracted the most within the sector.

  Stock selection in Real Estate, driven by underperforming Texas landowner LandBridge.

  Stock selection and an average underweight in Consumer Discretionary, where cross-border ecommerce platform Global-e Online was the sector’s greatest detractor.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $37,063	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$9,154	$11,274	$10,733
12/2017	$12,807	$13,656	$13,445
12/2018	$14,108	$12,940	$12,806
12/2019	$19,769	$16,954	$17,348
12/2020	$50,038	$20,495	$23,522
12/2021	$44,645	$25,754	$26,516
12/2022	$16,732	$20,808	$19,431
12/2023	$23,569	$26,209	$24,457
12/2024	$32,745	$32,448	$29,863
12/2025	$37,063	$38,012	$32,448

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Morgan Stanley Discovery Portfolio - Class B	13.19%	(5.83%)	14.00%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,267,546,990
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 8,297,306
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,267,546,990
# of Portfolio Investments	71
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$8,297,306

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	3.3
Consumer Staples	3.4
Communication Services	4.6
Consumer Discretionary	6.8
Industrials	12.4
Financials	12.8
Health Care	13.9
Information Technology	37.9

Top Countries

Value	Value
Netherlands	0.2
Israel	4.9
United States	90.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Cloudflare, Inc.	13.1
Affirm Holdings, Inc.	7.5
QXO, Inc.	6.6
Roivant Sciences Ltd.	6.5
Royalty Pharma PLC	5.8
Floor & Decor Holdings, Inc.	4.8
MongoDB, Inc.	4.8
Databricks, Inc.	4.7
Core & Main, Inc.	4.7
ROBLOX Corp.	4.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030584
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell Midcap Growth Index over the 12-month period ending December 31, 2025. Tariff and policy uncertainty remained elevated during the year, alongside a government shutdown in the fourth quarter, while additional Federal Reserve easing and continued artificial intelligence ("AI")-related capital expenditures supported broader market performance. Investor sentiment grew more cautious amid rising scrutiny around AI monetization with signs of slowing momentum across select parts of the economy. Against this backdrop, our investment approach remained unchanged. We continued to invest in high quality businesses that have sustainable competitive advantages and strong secular growth potential, and that operate in large and growing end markets where the penetration rate for their goods/services can be much higher over time. Companies we own tend to be asset light, have little financial leverage, strong pricing power, attractive unit economics, high margins, solid cash generation capability and, in our view, the ability to succeed through different market/macro environments. While we have opportunistically added to some positions and initiated new ones, overall, we have made few changes as we remain confident in the long-term prospects for the businesses we own. We continued to carefully consider and monitor fundamental variables, while managing overall portfolio risk and exposures.

Top Contributors:

  Stock selection in Information Technology, led by web performance and security company Cloudflare.

  Stock selection in Financials, where payments technology services platform Affirm led performance within the sector.

  Stock selection in Health Care, where biopharmaceutical royalties acquirer Royalty Pharma was the sector’s largest contributor.

Top Detractors:

  Stock selection in Communication Services, where advertising software platform The Trade Desk detracted the most within the sector.

  Stock selection in Real Estate, driven by underperforming Texas landowner LandBridge.

  Stock selection and an average underweight in Consumer Discretionary, where cross-border ecommerce platform Global-e Online was the sector’s greatest detractor.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $37,448	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$9,166	$11,274	$10,733
12/2017	$12,838	$13,656	$13,445
12/2018	$14,156	$12,940	$12,806
12/2019	$19,854	$16,954	$17,348
12/2020	$50,304	$20,495	$23,522
12/2021	$44,925	$25,754	$26,516
12/2022	$16,833	$20,808	$19,431
12/2023	$23,774	$26,209	$24,457
12/2024	$33,045	$32,448	$29,863
12/2025	$37,448	$38,012	$32,448

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Morgan Stanley Discovery Portfolio - Class E	13.32%	(5.73%)	14.11%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,267,546,990
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 8,297,306
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,267,546,990
# of Portfolio Investments	71
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$8,297,306

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	3.3
Consumer Staples	3.4
Communication Services	4.6
Consumer Discretionary	6.8
Industrials	12.4
Financials	12.8
Health Care	13.9
Information Technology	37.9

Top Countries

Value	Value
Netherlands	0.2
Israel	4.9
United States	90.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Cloudflare, Inc.	13.1
Affirm Holdings, Inc.	7.5
QXO, Inc.	6.6
Roivant Sciences Ltd.	6.5
Royalty Pharma PLC	5.8
Floor & Decor Holdings, Inc.	4.8
MongoDB, Inc.	4.8
Databricks, Inc.	4.7
Core & Main, Inc.	4.7
ROBLOX Corp.	4.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100071
Shareholder Report [Line Items]
Fund Name	PanAgora Global Diversified Risk Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PanAgora Global Diversified Risk Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Dow Jones Moderate Portfolio Index (the "Index") over the 12-month period ending December 31, 2025. The outperformance was largely driven by structural asset allocation differences between the Portfolio and the Index. The Portfolio utilizes a risk-balanced approach to gain exposure to Equities, Fixed Income, and Commodities. Relative to the Index, the Portfolio’s overweight to Commodities was a significant contributor to the Portfolio’s outperformance.

Top Contributors:

  Within Commodities, precious metals and livestock were the top contributors.

  An overweight to Emerging Market equities contributed to returns.

Top Detractors:

  The long U.S. dollar currency overlay detracted.

  The overweight to Fixed Income, particularly International Sovereign Bonds, was a relative detractor for the period. Within International Sovereign Bonds, Japan was the largest detractor.

  An underweight to Equities detracted from results. Within Equities, an underweight to U.S. Mid-Cap equities detracted.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $16,302	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$11,112	$10,786	$10,209	$10,767
12/2017	$12,512	$13,372	$10,964	$12,397
12/2018	$11,562	$12,113	$10,832	$11,752
12/2019	$14,105	$15,335	$11,573	$13,938
12/2020	$15,776	$17,828	$12,637	$15,643
12/2021	$16,785	$21,133	$12,042	$17,114
12/2022	$12,478	$17,252	$10,086	$14,553
12/2023	$13,066	$21,082	$10,662	$16,401
12/2024	$13,603	$24,769	$10,482	$17,803
12/2025	$16,302	$30,302	$11,338	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
PanAgora Global Diversified Risk Portfolio - Class B	19.84%	0.66%	5.01%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,250,717,970
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 7,779,509
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,250,717,970
# of Portfolio Investments	366
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$7,779,509

Holdings [Text Block]

Top 10 Equity Holdings

Generali	0.2
Erste Group Bank AG	0.1
Manulife Financial Corp.	0.1
NatWest Group PLC	0.1
BHP Group Ltd.	0.1
Telefonaktiebolaget LM Ericsson	0.1
Allianz SE	0.1
Mizrahi Tefahot Bank Ltd.	0.1
Heidelberg Materials AG	0.1
UniCredit SpA	0.1

Regional Exposure

Value	Value
Japan Equity	3.5
Asia ex-Japan Equity	6.5
Asia Fixed Income	11.5
European Equity	13.3
European Fixed Income	15.7
Americas Equity	30.8
Americas Fixed Income	40.0

Asset Allocation

Value	Value
U.S. Small Cap Equities	3.6
Global Developed Inflation-Linked	3.7
U.S. Large Cap Equities	9.0
Emerging Market Equities	14.5
International Developed Equities	27.0
Commodities	37.8
Global Developed Bonds	63.5

Largest Holdings [Text Block]

Top Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	11.3
U.S. Treasury Inflation-Indexed Bonds	1.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030630
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. TIPS Index over the 12-month period ending December 31, 2025. Macroeconomic conditions, such as a cooling labor market, prompted three rate cuts from the U.S. Federal Reserve in 2025. The first rate cut occurred in September, with subsequent rate cuts in October and December. The Portfolio was overweight duration for the entire year and modestly increased its overweight throughout the year. Similar to the prior calendar year, the Portfolio maintained a steepening bias, as expressed through an overweight to the intermediate portion of the curve and an underweight to the long end due to expected higher risk premiums. The Portfolio was overweight breakeven inflation due to sticky inflation and risk of inflation reaccelerating. In particular, the Portfolio favored U.S. and Japanese Inflation Linked Bonds.

Top Contributors:

  Interest rate strategies in Europe.

  Interest rate strategies in the U.S.

  Holdings of securitized credit, particularly Agency Mortgage-Backed Securities, non-Agency Residential Mortgage-Backed Securities and Collateralized Loan Obligations.

Top Detractors:

  Short exposure to select emerging market currencies in Asia, particularly the Offshore Chinese yuan (CNH), New Taiwanese dollar (TWD) and the Korean won (KRW), as they appreciated relative to the U.S. dollar.

  Short exposure to Dollar Bloc currencies, particularly the Australian dollar (AUD) and Canadian dollar (CAD), as they appreciated relative to the U.S. dollar.

  Breakeven inflation strategies in the U.S.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $13,897	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg U.S. TIPS Index $13,550
12/2015	$10,000	$10,000	$10,000
12/2016	$10,517	$10,265	$10,468
12/2017	$10,917	$10,628	$10,783
12/2018	$10,685	$10,630	$10,647
12/2019	$11,592	$11,556	$11,544
12/2020	$12,966	$12,424	$12,813
12/2021	$13,693	$12,232	$13,577
12/2022	$12,105	$10,641	$11,968
12/2023	$12,558	$11,229	$12,435
12/2024	$12,875	$11,369	$12,663
12/2025	$13,897	$12,199	$13,550

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
PIMCO Inflation Protected Bond Portfolio - Class A	7.93%	1.40%	3.35%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,434,984,138
Holdings Count | Holding	599
Advisory Fees Paid, Amount	$ 7,102,449
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,434,984,138
# of Portfolio Investments	599
Portfolio Turnover Rate	204%
Total Advisory Fees Paid	$7,102,449

Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.9
Non-Agency Mortgage-Backed Securities	1.4
Short-Term Investments	1.8
Foreign Government	5.0
Asset-Backed Securities	7.0
Agency Sponsored Mortgage-Backed Securities	18.6
U.S. Treasury & Government Agencies	96.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	67.0
U.S. Treasury Inflation-Indexed Bonds	29.8
Uniform Mortgage-Backed Security, TBA	11.9
Japan Government CPI-Linked Bonds	2.5
Government National Mortgage Association REMICS	2.1
French Republic Government Bonds OAT	1.7
Government National Mortgage Association	1.5
Government National Mortgage Association, TBA	1.4
Federal Home Loan Mortgage Corp.	0.6
Man Euro CLO DAC	0.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030631
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$142	1.37%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. TIPS Index over the 12-month period ending December 31, 2025. Macroeconomic conditions, such as a cooling labor market, prompted three rate cuts from the U.S. Federal Reserve in 2025. The first rate cut occurred in September, with subsequent rate cuts in October and December. The Portfolio was overweight duration for the entire year and modestly increased its overweight throughout the year. Similar to the prior calendar year, the Portfolio maintained a steepening bias, as expressed through an overweight to the intermediate portion of the curve and an underweight to the long end due to expected higher risk premiums. The Portfolio was overweight breakeven inflation due to sticky inflation and risk of inflation reaccelerating. In particular, the Portfolio favored U.S. and Japanese Inflation Linked Bonds.

Top Contributors:

  Interest rate strategies in Europe.

  Interest rate strategies in the U.S.

  Holdings of securitized credit, particularly Agency Mortgage-Backed Securities, non-Agency Residential Mortgage-Backed Securities and Collateralized Loan Obligations.

Top Detractors:

  Short exposure to select emerging market currencies in Asia, particularly the Offshore Chinese yuan (CNH), New Taiwanese dollar (TWD) and the Korean won (KRW), as they appreciated relative to the U.S. dollar.

  Short exposure to Dollar Bloc currencies, particularly the Australian dollar (AUD) and Canadian dollar (CAD), as they appreciated relative to the U.S. dollar.

  Breakeven inflation strategies in the U.S.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $13,555	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg U.S. TIPS Index $13,550
12/2015	$10,000	$10,000	$10,000
12/2016	$10,498	$10,265	$10,468
12/2017	$10,862	$10,628	$10,783
12/2018	$10,601	$10,630	$10,647
12/2019	$11,477	$11,556	$11,544
12/2020	$12,802	$12,424	$12,813
12/2021	$13,496	$12,232	$13,577
12/2022	$11,893	$10,641	$11,968
12/2023	$12,320	$11,229	$12,435
12/2024	$12,581	$11,369	$12,663
12/2025	$13,555	$12,199	$13,550

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
PIMCO Inflation Protected Bond Portfolio - Class B	7.74%	1.15%	3.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,434,984,138
Holdings Count | Holding	599
Advisory Fees Paid, Amount	$ 7,102,449
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,434,984,138
# of Portfolio Investments	599
Portfolio Turnover Rate	204%
Total Advisory Fees Paid	$7,102,449

Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.9
Non-Agency Mortgage-Backed Securities	1.4
Short-Term Investments	1.8
Foreign Government	5.0
Asset-Backed Securities	7.0
Agency Sponsored Mortgage-Backed Securities	18.6
U.S. Treasury & Government Agencies	96.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	67.0
U.S. Treasury Inflation-Indexed Bonds	29.8
Uniform Mortgage-Backed Security, TBA	11.9
Japan Government CPI-Linked Bonds	2.5
Government National Mortgage Association REMICS	2.1
French Republic Government Bonds OAT	1.7
Government National Mortgage Association	1.5
Government National Mortgage Association, TBA	1.4
Federal Home Loan Mortgage Corp.	0.6
Man Euro CLO DAC	0.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030633
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$132	1.27%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. TIPS Index over the 12-month period ending December 31, 2025. Macroeconomic conditions, such as a cooling labor market, prompted three rate cuts from the U.S. Federal Reserve in 2025. The first rate cut occurred in September, with subsequent rate cuts in October and December. The Portfolio was overweight duration for the entire year and modestly increased its overweight throughout the year. Similar to the prior calendar year, the Portfolio maintained a steepening bias, as expressed through an overweight to the intermediate portion of the curve and an underweight to the long end due to expected higher risk premiums. The Portfolio was overweight breakeven inflation due to sticky inflation and risk of inflation reaccelerating. In particular, the Portfolio favored U.S. and Japanese Inflation Linked Bonds.

Top Contributors:

  Interest rate strategies in Europe.

  Interest rate strategies in the U.S.

  Holdings of securitized credit, particularly Agency Mortgage-Backed Securities, non-Agency Residential Mortgage-Backed Securities and Collateralized Loan Obligations.

Top Detractors:

  Short exposure to select emerging market currencies in Asia, particularly the Offshore Chinese yuan (CNH), New Taiwanese dollar (TWD) and the Korean won (KRW), as they appreciated relative to the U.S. dollar.

  Short exposure to Dollar Bloc currencies, particularly the Australian dollar (AUD) and Canadian dollar (CAD), as they appreciated relative to the U.S. dollar.

  Breakeven inflation strategies in the U.S.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $13,686	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg U.S. TIPS Index $13,550
12/2015	$10,000	$10,000	$10,000
12/2016	$10,497	$10,265	$10,468
12/2017	$10,870	$10,628	$10,783
12/2018	$10,630	$10,630	$10,647
12/2019	$11,518	$11,556	$11,544
12/2020	$12,858	$12,424	$12,813
12/2021	$13,565	$12,232	$13,577
12/2022	$11,973	$10,641	$11,968
12/2023	$12,403	$11,229	$12,435
12/2024	$12,692	$11,369	$12,663
12/2025	$13,686	$12,199	$13,550

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
PIMCO Inflation Protected Bond Portfolio - Class E	7.84%	1.26%	3.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,434,984,138
Holdings Count | Holding	599
Advisory Fees Paid, Amount	$ 7,102,449
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,434,984,138
# of Portfolio Investments	599
Portfolio Turnover Rate	204%
Total Advisory Fees Paid	$7,102,449

Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.9
Non-Agency Mortgage-Backed Securities	1.4
Short-Term Investments	1.8
Foreign Government	5.0
Asset-Backed Securities	7.0
Agency Sponsored Mortgage-Backed Securities	18.6
U.S. Treasury & Government Agencies	96.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	67.0
U.S. Treasury Inflation-Indexed Bonds	29.8
Uniform Mortgage-Backed Security, TBA	11.9
Japan Government CPI-Linked Bonds	2.5
Government National Mortgage Association REMICS	2.1
French Republic Government Bonds OAT	1.7
Government National Mortgage Association	1.5
Government National Mortgage Association, TBA	1.4
Federal Home Loan Mortgage Corp.	0.6
Man Euro CLO DAC	0.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030635
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025.  Macroeconomic conditions, such as a cooling labor market, prompted three rate cuts from the U.S. Federal Reserve in 2025. The first rate cut occurred in September, with subsequent rate cuts in October and December. The Portfolio was overweight duration for the entire year, while maintaining a steepening bias, as expressed through an overweight to the intermediate portion of the curve and an underweight to the long end due to expected higher risk premiums. The Portfolio favored higher coupon Agency Mortgage-Backed Securities ("MBS") for their attractive spreads and defensive profile.

Top Contributors:

  Curve positioning in the U.S., including overweight exposure to the intermediate portion of the curve.

  Overweight exposure to Agency MBS and other securitized assets, particularly Residential MBS and Commercial MBS.

  Long exposure to select emerging market currencies including the Brazilian real (BRL), Turkish lira (TRY) and the Mexican peso (MXN).

  Eurozone interest rate positioning, particularly an underweight to the long end of the curve, as yields rose.

Top Detractors:

  Short exposure to select emerging market currencies in Asia, particularly the New Taiwanese dollar (TWD), the Singaporean dollar (SGD) and the Korean won (KRW), as they appreciated relative to the U.S. dollar.

  Short exposure to developed market currencies in the Dollar Bloc, including the Australian dollar (AUD) and Canadian dollar (CAD), as well as short exposure to the Swiss franc (CHF), as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia.

  Exposure to U.S. Treasury Inflation Protected Securities.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $12,867	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,285	$10,265
12/2017	$10,776	$10,628
12/2018	$10,779	$10,630
12/2019	$11,715	$11,556
12/2020	$12,749	$12,424
12/2021	$12,604	$12,232
12/2022	$10,797	$10,641
12/2023	$11,469	$11,229
12/2024	$11,782	$11,369
12/2025	$12,867	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
PIMCO Total Return Portfolio - Class A	9.21%	0.19%	2.55%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,537,700,457
Holdings Count | Holding	1,535
Advisory Fees Paid, Amount	$ 16,254,718
InvestmentCompanyPortfolioTurnover	522.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,537,700,457
# of Portfolio Investments	1,535
Portfolio Turnover Rate	522%
Total Advisory Fees Paid	$16,254,718

Holdings [Text Block]

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Short-Term Investments	0.7
Municipals	1.1
Asset-Backed Securities	7.8
Foreign Government	8.9
Non-Agency Mortgage-Backed Securities	11.0
U.S. Treasury & Government Agencies	21.7
Corporate Bonds & Notes	40.7
Agency Sponsored Mortgage-Backed Securities	44.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	30.2
U.S. Treasury Bonds	15.3
Government National Mortgage Association, TBA	5.0
U.S. Treasury Notes	3.2
Federal National Mortgage Association	2.9
Federal Home Loan Mortgage Corp.	2.2
U.S. Treasury Inflation-Indexed Bonds	2.2
Government National Mortgage Association REMICS	1.9
Government National Mortgage Association	1.6
Benchmark Mortgage Trust	1.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030636
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025.  Macroeconomic conditions, such as a cooling labor market, prompted three rate cuts from the U.S. Federal Reserve in 2025. The first rate cut occurred in September, with subsequent rate cuts in October and December. The Portfolio was overweight duration for the entire year, while maintaining a steepening bias, as expressed through an overweight to the intermediate portion of the curve and an underweight to the long end due to expected higher risk premiums. The Portfolio favored higher coupon Agency Mortgage-Backed Securities ("MBS") for their attractive spreads and defensive profile.

Top Contributors:

  Curve positioning in the U.S., including overweight exposure to the intermediate portion of the curve.

  Overweight exposure to Agency MBS and other securitized assets, particularly Residential MBS and Commercial MBS.

  Long exposure to select emerging market currencies including the Brazilian real (BRL), Turkish lira (TRY) and the Mexican peso (MXN).

  Eurozone interest rate positioning, particularly an underweight to the long end of the curve, as yields rose.

Top Detractors:

  Short exposure to select emerging market currencies in Asia, particularly the New Taiwanese dollar (TWD), the Singaporean dollar (SGD) and the Korean won (KRW), as they appreciated relative to the U.S. dollar.

  Short exposure to developed market currencies in the Dollar Bloc, including the Australian dollar (AUD) and Canadian dollar (CAD), as well as short exposure to the Swiss franc (CHF), as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia.

  Exposure to U.S. Treasury Inflation Protected Securities.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $12,549	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,261	$10,265
12/2017	$10,723	$10,628
12/2018	$10,698	$10,630
12/2019	$11,603	$11,556
12/2020	$12,591	$12,424
12/2021	$12,416	$12,232
12/2022	$10,608	$10,641
12/2023	$11,250	$11,229
12/2024	$11,523	$11,369
12/2025	$12,549	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
PIMCO Total Return Portfolio - Class B	8.90%	(0.07%)	2.30%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,537,700,457
Holdings Count | Holding	1,535
Advisory Fees Paid, Amount	$ 16,254,718
InvestmentCompanyPortfolioTurnover	522.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,537,700,457
# of Portfolio Investments	1,535
Portfolio Turnover Rate	522%
Total Advisory Fees Paid	$16,254,718

Holdings [Text Block]

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Short-Term Investments	0.7
Municipals	1.1
Asset-Backed Securities	7.8
Foreign Government	8.9
Non-Agency Mortgage-Backed Securities	11.0
U.S. Treasury & Government Agencies	21.7
Corporate Bonds & Notes	40.7
Agency Sponsored Mortgage-Backed Securities	44.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	30.2
U.S. Treasury Bonds	15.3
Government National Mortgage Association, TBA	5.0
U.S. Treasury Notes	3.2
Federal National Mortgage Association	2.9
Federal Home Loan Mortgage Corp.	2.2
U.S. Treasury Inflation-Indexed Bonds	2.2
Government National Mortgage Association REMICS	1.9
Government National Mortgage Association	1.6
Benchmark Mortgage Trust	1.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030638
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025.  Macroeconomic conditions, such as a cooling labor market, prompted three rate cuts from the U.S. Federal Reserve in 2025. The first rate cut occurred in September, with subsequent rate cuts in October and December. The Portfolio was overweight duration for the entire year, while maintaining a steepening bias, as expressed through an overweight to the intermediate portion of the curve and an underweight to the long end due to expected higher risk premiums. The Portfolio favored higher coupon Agency Mortgage-Backed Securities ("MBS") for their attractive spreads and defensive profile.

Top Contributors:

  Curve positioning in the U.S., including overweight exposure to the intermediate portion of the curve.

  Overweight exposure to Agency MBS and other securitized assets, particularly Residential MBS and Commercial MBS.

  Long exposure to select emerging market currencies including the Brazilian real (BRL), Turkish lira (TRY) and the Mexican peso (MXN).

  Eurozone interest rate positioning, particularly an underweight to the long end of the curve, as yields rose.

Top Detractors:

  Short exposure to select emerging market currencies in Asia, particularly the New Taiwanese dollar (TWD), the Singaporean dollar (SGD) and the Korean won (KRW), as they appreciated relative to the U.S. dollar.

  Short exposure to developed market currencies in the Dollar Bloc, including the Australian dollar (AUD) and Canadian dollar (CAD), as well as short exposure to the Swiss franc (CHF), as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia.

  Exposure to U.S. Treasury Inflation Protected Securities.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $12,683	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,269	$10,265
12/2017	$10,746	$10,628
12/2018	$10,731	$10,630
12/2019	$11,653	$11,556
12/2020	$12,659	$12,424
12/2021	$12,494	$12,232
12/2022	$10,689	$10,641
12/2023	$11,344	$11,229
12/2024	$11,638	$11,369
12/2025	$12,683	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
PIMCO Total Return Portfolio - Class E	8.98%	0.04%	2.41%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,537,700,457
Holdings Count | Holding	1,535
Advisory Fees Paid, Amount	$ 16,254,718
InvestmentCompanyPortfolioTurnover	522.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,537,700,457
# of Portfolio Investments	1,535
Portfolio Turnover Rate	522%
Total Advisory Fees Paid	$16,254,718

Holdings [Text Block]

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Short-Term Investments	0.7
Municipals	1.1
Asset-Backed Securities	7.8
Foreign Government	8.9
Non-Agency Mortgage-Backed Securities	11.0
U.S. Treasury & Government Agencies	21.7
Corporate Bonds & Notes	40.7
Agency Sponsored Mortgage-Backed Securities	44.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	30.2
U.S. Treasury Bonds	15.3
Government National Mortgage Association, TBA	5.0
U.S. Treasury Notes	3.2
Federal National Mortgage Association	2.9
Federal Home Loan Mortgage Corp.	2.2
U.S. Treasury Inflation-Indexed Bonds	2.2
Government National Mortgage Association REMICS	1.9
Government National Mortgage Association	1.6
Benchmark Mortgage Trust	1.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112671
Shareholder Report [Line Items]
Fund Name	Schroders Global Multi-Asset Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Schroders Global Multi-Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ending December 31, 2025.  Equity exposures and the interest rate swap ("IRS") were the main contributors to performance.  The volatility management overlay and fixed income exposures detracted from returns.

Top Contributors:

  Overall equity performance was additive to performance; gains came primarily from security selection which was further bolstered by positive asset allocation. Equity security selection was the largest contributor to performance, driven by strong selection in U.S. and Emerging Market equities which significantly outweighed a marginal drag from poor selection in Asia Pacific, Canadian, and European equities. Equity asset allocation was also positive as an overweight to U.S., Canadian, and European equities offset losses from an underweight to Asia Pacific equities.

  The IRS overlay contributed positively to performance, as U.S. Treasury yields ended the year lower. Yields declined amid easing inflationary pressures and clearer signals from the Federal Reserve that it was progressing through its rate-cutting cycle.

  Fixed income security selection contributed due to positive selection in both U.S. and International bonds.

Top Detractors:

  The volatility management overlay was the largest detractor, as it was activated in April 2025 post "Liberation Day" announcement, which caused heightened volatility, and remained on during the subsequent recovery in markets.

  Within fixed income, asset allocation detracted due to an overweight to U.S. bonds and an underweight to International bonds.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $16,729	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,565	$10,786	$10,209	$10,767
12/2017	$12,076	$13,372	$10,964	$12,397
12/2018	$10,938	$12,113	$10,832	$11,752
12/2019	$13,288	$15,335	$11,573	$13,938
12/2020	$13,568	$17,828	$12,637	$15,643
12/2021	$15,118	$21,133	$12,042	$17,114
12/2022	$12,069	$17,252	$10,086	$14,553
12/2023	$13,881	$21,082	$10,662	$16,401
12/2024	$15,228	$24,769	$10,482	$17,803
12/2025	$16,729	$30,302	$11,338	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Schroders Global Multi-Asset Portfolio - Class B	9.85%	4.28%	5.28%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 586,806,047
Holdings Count | Holding	1,062
Advisory Fees Paid, Amount	$ 3,825,445
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$586,806,047
# of Portfolio Investments	1,062
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,825,445

Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	3.3
Alphabet, Inc.	2.7
Apple, Inc.	2.5
Microsoft Corp.	2.5
Amazon.com, Inc.	1.6
Broadcom, Inc.	1.2
Meta Platforms, Inc.	1.2
JPMorgan Chase & Co.	0.8
Eli Lilly & Co.	0.7
Tesla, Inc.	0.7

Top 10 Countries

Value	Value
Netherlands	0.8
Ireland	1.0
Italy	1.1
Switzerland	1.1
France	1.4
Germany	1.6
Canada	2.1
United Kingdom	2.4
Japan	2.4
United States	76.2

Asset Allocation

Value	Value
Preferred Stocks	0.0Footnote Reference*
Investment Companies	1.0
Short-Term Investments	3.9
Corporate Bonds & Notes	37.1
Common Stocks	55.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Wells Fargo & Co.	1.6
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.2
Morgan Stanley	1.0
Oracle Corp.	0.8
General Motors Financial Co., Inc.	0.7
UnitedHealth Group, Inc.	0.6
AT&T, Inc.	0.6
Amazon.com, Inc.	0.6
Virginia Electric & Power Co.	0.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210971
Shareholder Report [Line Items]
Fund Name	SSGA Emerging Markets Enhanced Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the MSCI Emerging Markets Index over the 12-month period ending December 31, 2025. Emerging Market ("EM") equities delivered their best year of relative performance versus Developed Markets since 2017. The year began amid concerns surrounding tariffs, slowing Chinese growth, and softer earnings momentum. These concerns were outweighed by a weakening U.S dollar, January news around Deepseek highlighting China's role in the Artificial Intelligence ("AI") revolution alongside Taiwan and South Korea, and earnings that proved resilient. South Korea posted exceptional returns driven by its role in the AI server supply chain and accelerated capital market reforms. Latin America was the strongest performing region, supported by a weaker dollar and strong commodity prices, particularly metals. Mexico rebounded from early tariff-related pressure, as increased diplomatic cooperation with the U.S. improved investor sentiment.

Top Contributors:

  In India, relative outperformance was driven by underweight positions in HDFC Bank and ICICI Bank, which were negatively impacted by regulatory tightening, weaker deposit growth, and foreign investor outflows following U.S. tariff announcements. The Portfolio also benefited from an underweight position in Trent Limited, a retail store operator whose results disappointed.

  Within South Korea, a long-standing overweight to the Financials sector contributed positively, as political stabilization, improving loan quality and increased profitability supported performance. The Portfolio also benefited from the ongoing AI investment cycle through overweights in SK Hynix and Samsung Electronics.

Top Detractors:

  Within South Africa, underweights to Impala Platinum and Valterra Platinum detracted from the Portfolio's relative performance, as these positions rallied sharply on higher demand, as investors increasingly viewed platinum as undervalued relative to gold.

  Underperformance in Brazil was primarily attributable to underweight positioning in the Utilities sector, which benefitted from tariff increases.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $16,192	MSCI Emerging Markets Index $15,349
04/2019	$10,000	$10,000
12/2019	$10,380	$10,564
12/2020	$11,922	$12,498
12/2021	$11,998	$12,180
12/2022	$9,583	$9,733
12/2023	$10,810	$10,690
12/2024	$12,044	$11,492
12/2025	$16,192	$15,349

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	Since Inception 4/29/19
SSGA Emerging Markets Enhanced Index Portfolio - Class A	34.45%	6.31%	7.49%
MSCI Emerging Markets Index	33.57%	4.20%	6.63%

Performance Inception Date	Apr. 29, 2019
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,150,436,101
Holdings Count | Holding	564
Advisory Fees Paid, Amount	$ 4,041,210
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,150,436,101
# of Portfolio Investments	564
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$4,041,210

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.3
Health Care	3.1
Consumer Staples	3.5
Energy	3.9
Industrials	6.8
Materials	6.9
Communication Services	9.4
Consumer Discretionary	11.5
Financials	22.1
Information Technology	28.0

Top 10 Countries

Value	Value
Malaysia	1.1
United Arab Emirates	1.6
Mexico	2.0
Saudi Arabia	2.9
South Africa	3.0
Brazil	4.1
South Korea	13.5
India	15.1
Taiwan	20.5
China	26.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9
Tencent Holdings Ltd.	4.9
Samsung Electronics Co. Ltd.	4.5
Alibaba Group Holding Ltd.	3.2
SK Hynix, Inc.	2.6
Hon Hai Precision Industry Co. Ltd.	1.1
HDFC Bank Ltd.	1.0
Reliance Industries Ltd.	0.9
Ping An Insurance Group Co. of China Ltd.	0.9
MediaTek, Inc.	0.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On April 28, 2025, Brighthouse Funds Trust I - SSGA Emerging Markets Enhanced Index Portfolio II merged into the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210968
Shareholder Report [Line Items]
Fund Name	SSGA Emerging Markets Enhanced Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$94	0.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the MSCI Emerging Markets Index over the 12-month period ending December 31, 2025. Emerging Market ("EM") equities delivered their best year of relative performance versus Developed Markets since 2017. The year began amid concerns surrounding tariffs, slowing Chinese growth, and softer earnings momentum. These concerns were outweighed by a weakening U.S dollar, January news around Deepseek highlighting China's role in the Artificial Intelligence ("AI") revolution alongside Taiwan and South Korea, and earnings that proved resilient. South Korea posted exceptional returns driven by its role in the AI server supply chain and accelerated capital market reforms. Latin America was the strongest performing region, supported by a weaker dollar and strong commodity prices, particularly metals. Mexico rebounded from early tariff-related pressure, as increased diplomatic cooperation with the U.S. improved investor sentiment.

Top Contributors:

  In India, relative outperformance was driven by underweight positions in HDFC Bank and ICICI Bank, which were negatively impacted by regulatory tightening, weaker deposit growth, and foreign investor outflows following U.S. tariff announcements. The Portfolio also benefited from an underweight position in Trent Limited, a retail store operator whose results disappointed.

  Within South Korea, a long-standing overweight to the Financials sector contributed positively, as political stabilization, improving loan quality and increased profitability supported performance. The Portfolio also benefited from the ongoing AI investment cycle through overweights in SK Hynix and Samsung Electronics.

Top Detractors:

  Within South Africa, underweights to Impala Platinum and Valterra Platinum detracted from the Portfolio's relative performance, as these positions rallied sharply on higher demand, as investors increasingly viewed platinum as undervalued relative to gold.

  Underperformance in Brazil was primarily attributable to underweight positioning in the Utilities sector, which benefitted from tariff increases.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $15,936	MSCI Emerging Markets Index $15,349
04/2019	$10,000	$10,000
12/2019	$10,370	$10,564
12/2020	$11,888	$12,498
12/2021	$11,925	$12,180
12/2022	$9,502	$9,733
12/2023	$10,690	$10,690
12/2024	$11,880	$11,492
12/2025	$15,936	$15,349

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	Since Inception 4/29/19
SSGA Emerging Markets Enhanced Index Portfolio - Class B	34.14%	6.04%	7.23%
MSCI Emerging Markets Index	33.57%	4.20%	6.63%

Performance Inception Date	Apr. 29, 2019
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,150,436,101
Holdings Count | Holding	564
Advisory Fees Paid, Amount	$ 4,041,210
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,150,436,101
# of Portfolio Investments	564
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$4,041,210

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.3
Health Care	3.1
Consumer Staples	3.5
Energy	3.9
Industrials	6.8
Materials	6.9
Communication Services	9.4
Consumer Discretionary	11.5
Financials	22.1
Information Technology	28.0

Top 10 Countries

Value	Value
Malaysia	1.1
United Arab Emirates	1.6
Mexico	2.0
Saudi Arabia	2.9
South Africa	3.0
Brazil	4.1
South Korea	13.5
India	15.1
Taiwan	20.5
China	26.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9
Tencent Holdings Ltd.	4.9
Samsung Electronics Co. Ltd.	4.5
Alibaba Group Holding Ltd.	3.2
SK Hynix, Inc.	2.6
Hon Hai Precision Industry Co. Ltd.	1.1
HDFC Bank Ltd.	1.0
Reliance Industries Ltd.	0.9
Ping An Insurance Group Co. of China Ltd.	0.9
MediaTek, Inc.	0.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On April 28, 2025, Brighthouse Funds Trust I - SSGA Emerging Markets Enhanced Index Portfolio II merged into the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030695
Shareholder Report [Line Items]
Fund Name	SSGA Growth and Income ETF Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World Index over the 12-month period ending December 31, 2025. In 2025, the U.S. economy showed gradual progress on inflation while price levels remained above the U.S. Federal Reserve’s preferred range. The U.S. Federal Reserve responded by easing policy later in the year, adjusting its approach as tariff-related uncertainty persisted. Strong corporate earnings supported by advances in artificial intelligence and increased demand for data center capacity helped maintain solid equity market performance. Despite ongoing inflation, the global economy showed resilience and solid corporate profitability helped sustain confidence in U.S. financial markets even as growth slowed.

Top Contributors:

  Allocation to U.S. and Emerging Market equities.

  Overweight to Gold, supported by technical and fundamental factors in its quantative framework.

Top Detractors:

  Out of benchmark position in U.S. Long Treasuries and Intermediate Corporate bonds.

  Underweight to International Developed equities.

  Overweight to broad Commodities.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $21,847	MSCI All Country World Index $30,302
12/2015	$10,000	$10,000
12/2016	$10,603	$10,786
12/2017	$12,322	$13,372
12/2018	$11,547	$12,113
12/2019	$13,842	$15,335
12/2020	$15,245	$17,828
12/2021	$17,320	$21,133
12/2022	$14,707	$17,252
12/2023	$16,784	$21,082
12/2024	$18,659	$24,769
12/2025	$21,847	$30,302

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
SSGA Growth and Income ETF Portfolio - Class A	17.09%	7.46%	8.13%
MSCI All Country World Index	22.34%	11.19%	11.72%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,664,567,469
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 5,111,246
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,664,567,469
# of Portfolio Investments	47
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$5,111,246

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	2.6
U.S. Small Cap Equities	4.6
Commodities	7.0
High Yield Fixed Income	7.8
Emerging Market Equities	8.8
International Developed Market Equities	13.9
Investment Grade Fixed Income	20.2
U.S. Large Cap Equities	32.4

Largest Holdings [Text Block]

Top 10 Holdings

State Street SPDR S&P 500 ETF Trust	18.7
iShares Core S&P 500 ETF	13.8
State Street SPDR Portfolio Developed World ex-U.S. ETF	11.9
Vanguard Total Bond Market ETF	11.1
iShares Core MSCI Emerging Markets ETF	8.8
iShares Core S&P Small-Cap ETF	4.6
SPDR Gold Shares	4.5
iShares 0-5 Year TIPS Bond ETF	4.0
iShares 20+ Year Treasury Bond ETF	4.0
State Street SPDR Bloomberg High Yield Bond ETF	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030696
Shareholder Report [Line Items]
Fund Name	SSGA Growth and Income ETF Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World Index over the 12-month period ending December 31, 2025. In 2025, the U.S. economy showed gradual progress on inflation while price levels remained above the U.S. Federal Reserve’s preferred range. The U.S. Federal Reserve responded by easing policy later in the year, adjusting its approach as tariff-related uncertainty persisted. Strong corporate earnings supported by advances in artificial intelligence and increased demand for data center capacity helped maintain solid equity market performance. Despite ongoing inflation, the global economy showed resilience and solid corporate profitability helped sustain confidence in U.S. financial markets even as growth slowed.

Top Contributors:

  Allocation to U.S. and Emerging Market equities.

  Overweight to Gold, supported by technical and fundamental factors in its quantative framework.

Top Detractors:

  Out of benchmark position in U.S. Long Treasuries and Intermediate Corporate bonds.

  Underweight to International Developed equities.

  Overweight to broad Commodities.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $21,294	MSCI All Country World Index $30,302
12/2015	$10,000	$10,000
12/2016	$10,578	$10,786
12/2017	$12,256	$13,372
12/2018	$11,457	$12,113
12/2019	$13,704	$15,335
12/2020	$15,050	$17,828
12/2021	$17,064	$21,133
12/2022	$14,440	$17,252
12/2023	$16,457	$21,082
12/2024	$18,235	$24,769
12/2025	$21,294	$30,302

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
SSGA Growth and Income ETF Portfolio - Class B	16.78%	7.19%	7.85%
MSCI All Country World Index	22.34%	11.19%	11.72%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,664,567,469
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 5,111,246
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,664,567,469
# of Portfolio Investments	47
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$5,111,246

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	2.6
U.S. Small Cap Equities	4.6
Commodities	7.0
High Yield Fixed Income	7.8
Emerging Market Equities	8.8
International Developed Market Equities	13.9
Investment Grade Fixed Income	20.2
U.S. Large Cap Equities	32.4

Largest Holdings [Text Block]

Top 10 Holdings

State Street SPDR S&P 500 ETF Trust	18.7
iShares Core S&P 500 ETF	13.8
State Street SPDR Portfolio Developed World ex-U.S. ETF	11.9
Vanguard Total Bond Market ETF	11.1
iShares Core MSCI Emerging Markets ETF	8.8
iShares Core S&P Small-Cap ETF	4.6
SPDR Gold Shares	4.5
iShares 0-5 Year TIPS Bond ETF	4.0
iShares 20+ Year Treasury Bond ETF	4.0
State Street SPDR Bloomberg High Yield Bond ETF	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030698
Shareholder Report [Line Items]
Fund Name	SSGA Growth and Income ETF Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World Index over the 12-month period ending December 31, 2025. In 2025, the U.S. economy showed gradual progress on inflation while price levels remained above the U.S. Federal Reserve’s preferred range. The U.S. Federal Reserve responded by easing policy later in the year, adjusting its approach as tariff-related uncertainty persisted. Strong corporate earnings supported by advances in artificial intelligence and increased demand for data center capacity helped maintain solid equity market performance. Despite ongoing inflation, the global economy showed resilience and solid corporate profitability helped sustain confidence in U.S. financial markets even as growth slowed.

Top Contributors:

  Allocation to U.S. and Emerging Market equities.

  Overweight to Gold, supported by technical and fundamental factors in its quantative framework.

Top Detractors:

  Out of benchmark position in U.S. Long Treasuries and Intermediate Corporate bonds.

  Underweight to International Developed equities.

  Overweight to broad Commodities.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $21,510	MSCI All Country World Index $30,302
12/2015	$10,000	$10,000
12/2016	$10,587	$10,786
12/2017	$12,282	$13,372
12/2018	$11,498	$12,113
12/2019	$13,748	$15,335
12/2020	$15,125	$17,828
12/2021	$17,170	$21,133
12/2022	$14,550	$17,252
12/2023	$16,576	$21,082
12/2024	$18,395	$24,769
12/2025	$21,510	$30,302

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
SSGA Growth and Income ETF Portfolio - Class E	16.93%	7.30%	7.96%
MSCI All Country World Index	22.34%	11.19%	11.72%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,664,567,469
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 5,111,246
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,664,567,469
# of Portfolio Investments	47
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$5,111,246

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	2.6
U.S. Small Cap Equities	4.6
Commodities	7.0
High Yield Fixed Income	7.8
Emerging Market Equities	8.8
International Developed Market Equities	13.9
Investment Grade Fixed Income	20.2
U.S. Large Cap Equities	32.4

Largest Holdings [Text Block]

Top 10 Holdings

State Street SPDR S&P 500 ETF Trust	18.7
iShares Core S&P 500 ETF	13.8
State Street SPDR Portfolio Developed World ex-U.S. ETF	11.9
Vanguard Total Bond Market ETF	11.1
iShares Core MSCI Emerging Markets ETF	8.8
iShares Core S&P Small-Cap ETF	4.6
SPDR Gold Shares	4.5
iShares 0-5 Year TIPS Bond ETF	4.0
iShares 20+ Year Treasury Bond ETF	4.0
State Street SPDR Bloomberg High Yield Bond ETF	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030700
Shareholder Report [Line Items]
Fund Name	SSGA Growth ETF Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World Index over the 12-month period ending December 31, 2025. In 2025, the U.S. economy showed gradual progress on inflation while price levels remained above the U.S. Federal Reserve’s preferred range. The U.S. Federal Reserve responded by easing policy later in the year, adjusting its approach as tariff-related uncertainty persisted. Strong corporate earnings supported by advances in artificial intelligence and increased demand for data center capacity helped maintain solid equity market performance. Despite ongoing inflation, the global economy showed resilience and solid corporate profitability helped sustain confidence in U.S. financial markets even as growth slowed.

Top Contributors:

  Allocation to U.S. and Emerging Market equities.

  Overweight to Gold, supported by technical and fundamental factors in its quantitative framework.

Top Detractors:

  Out of benchmark position in U.S. Long Treasuries and Intermediate Corporate bonds.

  Underweight to International developed equities.

  Overweight to broad Commodities.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $24,954	MSCI All Country World Index $30,302
12/2015	$10,000	$10,000
12/2016	$10,704	$10,786
12/2017	$12,843	$13,372
12/2018	$11,759	$12,113
12/2019	$14,417	$15,335
12/2020	$16,011	$17,828
12/2021	$18,874	$21,133
12/2022	$15,916	$17,252
12/2023	$18,483	$21,082
12/2024	$20,878	$24,769
12/2025	$24,954	$30,302

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
SSGA Growth ETF Portfolio - Class A	19.53%	9.28%	9.58%
MSCI All Country World Index	22.34%	11.19%	11.72%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 757,364,420
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,347,526
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$757,364,420
# of Portfolio Investments	31
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$2,347,526

Holdings [Text Block]

Asset Allocation

Value	Value
Investment Grade Fixed Income	3.5
U.S. Mid Cap Equities	4.2
High Yield Fixed Income	4.5
U.S. Small Cap Equities	6.2
Commodities	7.6
Emerging Market Equities	11.3
International Developed Market Equities	19.6
U.S. Large Cap Equities	40.6

Largest Holdings [Text Block]

Top 10 Holdings

State Street SPDR S&P 500 ETF Trust	23.2
iShares Core S&P 500 ETF	17.4
State Street SPDR Portfolio Developed World ex-U.S. ETF	16.6
iShares Core MSCI Emerging Markets ETF	11.3
iShares Core S&P Small-Cap ETF	6.2
iShares Core S&P Mid-Cap ETF	4.2
SPDR Gold Shares	4.2
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.4
iShares 20+ Year Treasury Bond ETF	3.0
Schwab International Small-Cap Equity ETF	3.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030701
Shareholder Report [Line Items]
Fund Name	SSGA Growth ETF Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World Index over the 12-month period ending December 31, 2025. In 2025, the U.S. economy showed gradual progress on inflation while price levels remained above the U.S. Federal Reserve’s preferred range. The U.S. Federal Reserve responded by easing policy later in the year, adjusting its approach as tariff-related uncertainty persisted. Strong corporate earnings supported by advances in artificial intelligence and increased demand for data center capacity helped maintain solid equity market performance. Despite ongoing inflation, the global economy showed resilience and solid corporate profitability helped sustain confidence in U.S. financial markets even as growth slowed.

Top Contributors:

  Allocation to U.S. and Emerging Market equities.

  Overweight to Gold, supported by technical and fundamental factors in its quantitative framework.

Top Detractors:

  Out of benchmark position in U.S. Long Treasuries and Intermediate Corporate bonds.

  Underweight to International developed equities.

  Overweight to broad Commodities.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $24,354	MSCI All Country World Index $30,302
12/2015	$10,000	$10,000
12/2016	$10,688	$10,786
12/2017	$12,786	$13,372
12/2018	$11,668	$12,113
12/2019	$14,287	$15,335
12/2020	$15,823	$17,828
12/2021	$18,608	$21,133
12/2022	$15,654	$17,252
12/2023	$18,120	$21,082
12/2024	$20,426	$24,769
12/2025	$24,354	$30,302

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
SSGA Growth ETF Portfolio - Class B	19.23%	9.01%	9.31%
MSCI All Country World Index	22.34%	11.19%	11.72%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 757,364,420
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,347,526
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$757,364,420
# of Portfolio Investments	31
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$2,347,526

Holdings [Text Block]

Asset Allocation

Value	Value
Investment Grade Fixed Income	3.5
U.S. Mid Cap Equities	4.2
High Yield Fixed Income	4.5
U.S. Small Cap Equities	6.2
Commodities	7.6
Emerging Market Equities	11.3
International Developed Market Equities	19.6
U.S. Large Cap Equities	40.6

Largest Holdings [Text Block]

Top 10 Holdings

State Street SPDR S&P 500 ETF Trust	23.2
iShares Core S&P 500 ETF	17.4
State Street SPDR Portfolio Developed World ex-U.S. ETF	16.6
iShares Core MSCI Emerging Markets ETF	11.3
iShares Core S&P Small-Cap ETF	6.2
iShares Core S&P Mid-Cap ETF	4.2
SPDR Gold Shares	4.2
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.4
iShares 20+ Year Treasury Bond ETF	3.0
Schwab International Small-Cap Equity ETF	3.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030703
Shareholder Report [Line Items]
Fund Name	SSGA Growth ETF Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World Index over the 12-month period ending December 31, 2025. In 2025, the U.S. economy showed gradual progress on inflation while price levels remained above the U.S. Federal Reserve’s preferred range. The U.S. Federal Reserve responded by easing policy later in the year, adjusting its approach as tariff-related uncertainty persisted. Strong corporate earnings supported by advances in artificial intelligence and increased demand for data center capacity helped maintain solid equity market performance. Despite ongoing inflation, the global economy showed resilience and solid corporate profitability helped sustain confidence in U.S. financial markets even as growth slowed.

Top Contributors:

  Allocation to U.S. and Emerging Market equities.

  Overweight to Gold, supported by technical and fundamental factors in its quantitative framework.

Top Detractors:

  Out of benchmark position in U.S. Long Treasuries and Intermediate Corporate bonds.

  Underweight to International developed equities.

  Overweight to broad Commodities.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $24,580	MSCI All Country World Index $30,302
12/2015	$10,000	$10,000
12/2016	$10,690	$10,786
12/2017	$12,807	$13,372
12/2018	$11,702	$12,113
12/2019	$14,339	$15,335
12/2020	$15,892	$17,828
12/2021	$18,713	$21,133
12/2022	$15,760	$17,252
12/2023	$18,270	$21,082
12/2024	$20,605	$24,769
12/2025	$24,580	$30,302

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
SSGA Growth ETF Portfolio - Class E	19.29%	9.11%	9.41%
MSCI All Country World Index	22.34%	11.19%	11.72%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 757,364,420
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,347,526
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$757,364,420
# of Portfolio Investments	31
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$2,347,526

Holdings [Text Block]

Asset Allocation

Value	Value
Investment Grade Fixed Income	3.5
U.S. Mid Cap Equities	4.2
High Yield Fixed Income	4.5
U.S. Small Cap Equities	6.2
Commodities	7.6
Emerging Market Equities	11.3
International Developed Market Equities	19.6
U.S. Large Cap Equities	40.6

Largest Holdings [Text Block]

Top 10 Holdings

State Street SPDR S&P 500 ETF Trust	23.2
iShares Core S&P 500 ETF	17.4
State Street SPDR Portfolio Developed World ex-U.S. ETF	16.6
iShares Core MSCI Emerging Markets ETF	11.3
iShares Core S&P Small-Cap ETF	6.2
iShares Core S&P Mid-Cap ETF	4.2
SPDR Gold Shares	4.2
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.4
iShares 20+ Year Treasury Bond ETF	3.0
Schwab International Small-Cap Equity ETF	3.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030576
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Value Index over the 12-month period ending December 31, 2025. U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and U.S. Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

Top Contributors:

  Stock selection in Financials led contributors to relative performance. Shares of Citigroup rebounded from April lows, supported by rising net interest income, strong capital markets results, and optimism surrounding the business’s restructuring efforts. Better-than-feared consumer credit trends also contributed to gains.

  Stock selection in Industrials and Business Services also added value. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence.

Top Detractors:

  Stock selection in Health Care detracted from relative performance. Shares of Zimmer Biomet Holdings were pressured by a series of underwhelming quarterly results, which reflected tariff headwinds, missed revenue estimates, reduced annual guidance, and operational strains from the cancellation of international distributor orders. Competitive pressures in its core Hip and Knee segments exacerbated underperformance.

  Stock selection in Consumer Staples also hindered results. Shares of Kenvue declined amid operational challenges alongside regulatory concerns after U.S. health officials linked prenatal acetaminophen use to increased autism risk, reigniting litigation fears. While medical rebuttals sparked a partial recovery, a U.K. talc-related class action lawsuit renewed downward pressure.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $26,802	Russell 3000 Index $38,012	Russell 1000 Value Index $27,213
12/2015	$10,000	$10,000	$10,000
12/2016	$11,620	$11,274	$11,734
12/2017	$13,627	$13,656	$13,337
12/2018	$12,407	$12,940	$12,235
12/2019	$15,734	$16,954	$15,482
12/2020	$16,229	$20,495	$15,915
12/2021	$20,497	$25,754	$19,919
12/2022	$19,495	$20,808	$18,418
12/2023	$21,426	$26,209	$20,529
12/2024	$23,862	$32,448	$23,478
12/2025	$26,802	$38,012	$27,213

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Value Portfolio - Class A	12.32%	10.55%	10.36%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,509,688,174
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 12,408,542
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,509,688,174
# of Portfolio Investments	112
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$12,408,542

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	3.6
Utilities	4.5
Consumer Discretionary	4.6
Consumer Staples	6.7
Communication Services	7.6
Energy	7.6
Information Technology	12.3
Health Care	13.4
Industrials	13.6
Financials	22.0

Top Countries

Value	Value
Switzerland	0.3
United Kingdom	0.9
Germany	1.1
France	1.1
South Korea	1.7
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alphabet, Inc.	4.4
Bank of America Corp.	4.3
Charles Schwab Corp.	3.1
ConocoPhillips	2.5
Chubb Ltd.	2.4
Elevance Health, Inc.	2.4
CSX Corp.	2.3
Procter & Gamble Co.	2.2
Amazon.com, Inc.	2.2
U.S. Bancorp	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030577
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Value Index over the 12-month period ending December 31, 2025. U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and U.S. Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

Top Contributors:

  Stock selection in Financials led contributors to relative performance. Shares of Citigroup rebounded from April lows, supported by rising net interest income, strong capital markets results, and optimism surrounding the business’s restructuring efforts. Better-than-feared consumer credit trends also contributed to gains.

  Stock selection in Industrials and Business Services also added value. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence.

Top Detractors:

  Stock selection in Health Care detracted from relative performance. Shares of Zimmer Biomet Holdings were pressured by a series of underwhelming quarterly results, which reflected tariff headwinds, missed revenue estimates, reduced annual guidance, and operational strains from the cancellation of international distributor orders. Competitive pressures in its core Hip and Knee segments exacerbated underperformance.

  Stock selection in Consumer Staples also hindered results. Shares of Kenvue declined amid operational challenges alongside regulatory concerns after U.S. health officials linked prenatal acetaminophen use to increased autism risk, reigniting litigation fears. While medical rebuttals sparked a partial recovery, a U.K. talc-related class action lawsuit renewed downward pressure.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $26,148	Russell 3000 Index $38,012	Russell 1000 Value Index $27,213
12/2015	$10,000	$10,000	$10,000
12/2016	$11,594	$11,274	$11,734
12/2017	$13,559	$13,656	$13,337
12/2018	$12,318	$12,940	$12,235
12/2019	$15,584	$16,954	$15,482
12/2020	$16,031	$20,495	$15,915
12/2021	$20,195	$25,754	$19,919
12/2022	$19,155	$20,808	$18,418
12/2023	$21,002	$26,209	$20,529
12/2024	$23,335	$32,448	$23,478
12/2025	$26,148	$38,012	$27,213

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Value Portfolio - Class B	12.05%	10.28%	10.09%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,509,688,174
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 12,408,542
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,509,688,174
# of Portfolio Investments	112
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$12,408,542

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	3.6
Utilities	4.5
Consumer Discretionary	4.6
Consumer Staples	6.7
Communication Services	7.6
Energy	7.6
Information Technology	12.3
Health Care	13.4
Industrials	13.6
Financials	22.0

Top Countries

Value	Value
Switzerland	0.3
United Kingdom	0.9
Germany	1.1
France	1.1
South Korea	1.7
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alphabet, Inc.	4.4
Bank of America Corp.	4.3
Charles Schwab Corp.	3.1
ConocoPhillips	2.5
Chubb Ltd.	2.4
Elevance Health, Inc.	2.4
CSX Corp.	2.3
Procter & Gamble Co.	2.2
Amazon.com, Inc.	2.2
U.S. Bancorp	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030579
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Value Index over the 12-month period ending December 31, 2025. U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and U.S. Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

Top Contributors:

  Stock selection in Financials led contributors to relative performance. Shares of Citigroup rebounded from April lows, supported by rising net interest income, strong capital markets results, and optimism surrounding the business’s restructuring efforts. Better-than-feared consumer credit trends also contributed to gains.

  Stock selection in Industrials and Business Services also added value. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence.

Top Detractors:

  Stock selection in Health Care detracted from relative performance. Shares of Zimmer Biomet Holdings were pressured by a series of underwhelming quarterly results, which reflected tariff headwinds, missed revenue estimates, reduced annual guidance, and operational strains from the cancellation of international distributor orders. Competitive pressures in its core Hip and Knee segments exacerbated underperformance.

  Stock selection in Consumer Staples also hindered results. Shares of Kenvue declined amid operational challenges alongside regulatory concerns after U.S. health officials linked prenatal acetaminophen use to increased autism risk, reigniting litigation fears. While medical rebuttals sparked a partial recovery, a U.K. talc-related class action lawsuit renewed downward pressure.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $26,408	Russell 3000 Index $38,012	Russell 1000 Value Index $27,213
12/2015	$10,000	$10,000	$10,000
12/2016	$11,606	$11,274	$11,734
12/2017	$13,587	$13,656	$13,337
12/2018	$12,356	$12,940	$12,235
12/2019	$15,644	$16,954	$15,482
12/2020	$16,113	$20,495	$15,915
12/2021	$20,322	$25,754	$19,919
12/2022	$19,290	$20,808	$18,418
12/2023	$21,177	$26,209	$20,529
12/2024	$23,545	$32,448	$23,478
12/2025	$26,408	$38,012	$27,213

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Value Portfolio - Class E	12.16%	10.39%	10.20%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,509,688,174
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 12,408,542
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,509,688,174
# of Portfolio Investments	112
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$12,408,542

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	3.6
Utilities	4.5
Consumer Discretionary	4.6
Consumer Staples	6.7
Communication Services	7.6
Energy	7.6
Information Technology	12.3
Health Care	13.4
Industrials	13.6
Financials	22.0

Top Countries

Value	Value
Switzerland	0.3
United Kingdom	0.9
Germany	1.1
France	1.1
South Korea	1.7
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alphabet, Inc.	4.4
Bank of America Corp.	4.3
Charles Schwab Corp.	3.1
ConocoPhillips	2.5
Chubb Ltd.	2.4
Elevance Health, Inc.	2.4
CSX Corp.	2.3
Procter & Gamble Co.	2.2
Amazon.com, Inc.	2.2
U.S. Bancorp	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030650
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap Growth Index for the 12-month period ended December 31, 2025. After a challenging start to 2025, the market weathered concerns about tariffs, the economy, global conflicts, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence-related companies.  Within the mid-cap space, growth stocks lagged value counterparts. Within the Russell Midcap Growth Index, speculative factors performed best.

Top Contributors:

  Versus the Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in Consumer Staples.

  Shares of Dollar Tree advanced, aided by the announcement of the divestiture of the struggling Family Dollar business.

  Stock selection in Energy, notably the Portfolio's holding in global offshore oil field service and equipment company, TechnipFMP, also added value.

Top Detractors:

  On the negative side, the leading detractor from relative performance was stock selection in Health Care.

  Shares of medical device manufacturing company, Teleflex, declined as investors took in announcements including a tax-free spin of a portion of its business and the retirement of its CFO.

  Stock selection in Industrials and Business Services also weighed on relative results. The Portfolio's stake in human capital management software vendor, Paylocity, was a notable detractor in the sector, in addition to avoiding several names in the space with more speculative characteristics that had strong results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $26,056	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$10,652	$11,274	$10,733
12/2017	$13,329	$13,656	$13,445
12/2018	$13,061	$12,940	$12,806
12/2019	$17,164	$16,954	$17,348
12/2020	$21,336	$20,495	$23,522
12/2021	$24,567	$25,754	$26,516
12/2022	$19,081	$20,808	$19,431
12/2023	$22,918	$26,209	$24,457
12/2024	$25,116	$32,448	$29,863
12/2025	$26,056	$38,012	$32,448

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Mid Cap Growth Portfolio - Class A	3.75%	4.08%	10.05%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,140,449,814
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 7,311,644
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,140,449,814
# of Portfolio Investments	162
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$7,311,644

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.4
Materials	2.7
Consumer Staples	3.1
Energy	4.1
Communication Services	4.7
Financials	8.3
Industrials	15.0
Consumer Discretionary	18.2
Information Technology	19.2
Health Care	20.9

Top Countries

Value	Value
Cayman Islands	0.1
Canada	0.5
Denmark	0.7
Netherlands	0.7
Switzerland	0.7
Germany	1.1
United Kingdom	1.4
United States	91.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Hilton Worldwide Holdings, Inc.	2.4
Agilent Technologies, Inc.	2.1
PTC, Inc.	2.0
Yum! Brands, Inc.	1.9
Lattice Semiconductor Corp.	1.9
Mettler-Toledo International, Inc.	1.8
Assurant, Inc.	1.7
Viking Holdings Ltd.	1.7
Tyler Technologies, Inc.	1.6
Liberty Media Corp.-Liberty Formula One	1.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030651
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap Growth Index for the 12-month period ended December 31, 2025. After a challenging start to 2025, the market weathered concerns about tariffs, the economy, global conflicts, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence-related companies.  Within the mid-cap space, growth stocks lagged value counterparts. Within the Russell Midcap Growth Index, speculative factors performed best.

Top Contributors:

  Versus the Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in Consumer Staples.

  Shares of Dollar Tree advanced, aided by the announcement of the divestiture of the struggling Family Dollar business.

  Stock selection in Energy, notably the Portfolio's holding in global offshore oil field service and equipment company, TechnipFMP, also added value.

Top Detractors:

  On the negative side, the leading detractor from relative performance was stock selection in Health Care.

  Shares of medical device manufacturing company, Teleflex, declined as investors took in announcements including a tax-free spin of a portion of its business and the retirement of its CFO.

  Stock selection in Industrials and Business Services also weighed on relative results. The Portfolio's stake in human capital management software vendor, Paylocity, was a notable detractor in the sector, in addition to avoiding several names in the space with more speculative characteristics that had strong results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $25,399	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$10,622	$11,274	$10,733
12/2017	$13,250	$13,656	$13,445
12/2018	$12,959	$12,940	$12,806
12/2019	$16,985	$16,954	$17,348
12/2020	$21,048	$20,495	$23,522
12/2021	$24,200	$25,754	$26,516
12/2022	$18,748	$20,808	$19,431
12/2023	$22,468	$26,209	$24,457
12/2024	$24,560	$32,448	$29,863
12/2025	$25,399	$38,012	$32,448

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Mid Cap Growth Portfolio - Class B	3.42%	3.83%	9.77%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,140,449,814
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 7,311,644
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,140,449,814
# of Portfolio Investments	162
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$7,311,644

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.4
Materials	2.7
Consumer Staples	3.1
Energy	4.1
Communication Services	4.7
Financials	8.3
Industrials	15.0
Consumer Discretionary	18.2
Information Technology	19.2
Health Care	20.9

Top Countries

Value	Value
Cayman Islands	0.1
Canada	0.5
Denmark	0.7
Netherlands	0.7
Switzerland	0.7
Germany	1.1
United Kingdom	1.4
United States	91.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Hilton Worldwide Holdings, Inc.	2.4
Agilent Technologies, Inc.	2.1
PTC, Inc.	2.0
Yum! Brands, Inc.	1.9
Lattice Semiconductor Corp.	1.9
Mettler-Toledo International, Inc.	1.8
Assurant, Inc.	1.7
Viking Holdings Ltd.	1.7
Tyler Technologies, Inc.	1.6
Liberty Media Corp.-Liberty Formula One	1.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030653
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap Growth Index for the 12-month period ended December 31, 2025. After a challenging start to 2025, the market weathered concerns about tariffs, the economy, global conflicts, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence-related companies.  Within the mid-cap space, growth stocks lagged value counterparts. Within the Russell Midcap Growth Index, speculative factors performed best.

Top Contributors:

  Versus the Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in Consumer Staples.

  Shares of Dollar Tree advanced, aided by the announcement of the divestiture of the struggling Family Dollar business.

  Stock selection in Energy, notably the Portfolio's holding in global offshore oil field service and equipment company, TechnipFMP, also added value.

Top Detractors:

  On the negative side, the leading detractor from relative performance was stock selection in Health Care.

  Shares of medical device manufacturing company, Teleflex, declined as investors took in announcements including a tax-free spin of a portion of its business and the retirement of its CFO.

  Stock selection in Industrials and Business Services also weighed on relative results. The Portfolio's stake in human capital management software vendor, Paylocity, was a notable detractor in the sector, in addition to avoiding several names in the space with more speculative characteristics that had strong results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $25,663	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$10,636	$11,274	$10,733
12/2017	$13,279	$13,656	$13,445
12/2018	$12,998	$12,940	$12,806
12/2019	$17,067	$16,954	$17,348
12/2020	$21,178	$20,495	$23,522
12/2021	$24,351	$25,754	$26,516
12/2022	$18,871	$20,808	$19,431
12/2023	$22,648	$26,209	$24,457
12/2024	$24,765	$32,448	$29,863
12/2025	$25,663	$38,012	$32,448

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Mid Cap Growth Portfolio - Class E	3.62%	3.92%	9.88%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,140,449,814
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 7,311,644
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,140,449,814
# of Portfolio Investments	162
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$7,311,644

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.4
Materials	2.7
Consumer Staples	3.1
Energy	4.1
Communication Services	4.7
Financials	8.3
Industrials	15.0
Consumer Discretionary	18.2
Information Technology	19.2
Health Care	20.9

Top Countries

Value	Value
Cayman Islands	0.1
Canada	0.5
Denmark	0.7
Netherlands	0.7
Switzerland	0.7
Germany	1.1
United Kingdom	1.4
United States	91.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Hilton Worldwide Holdings, Inc.	2.4
Agilent Technologies, Inc.	2.1
PTC, Inc.	2.0
Yum! Brands, Inc.	1.9
Lattice Semiconductor Corp.	1.9
Mettler-Toledo International, Inc.	1.8
Assurant, Inc.	1.7
Viking Holdings Ltd.	1.7
Tyler Technologies, Inc.	1.6
Liberty Media Corp.-Liberty Formula One	1.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000154912
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio  outperformed the Bloomberg U.S. Aggregate Bond Index over the 12‑month period ending December 31, 2025. As the U.S. Federal Reserve cut interest rates throughout the year, short and intermediate parts of the yield curve fell by more than long end rates, which contributed to a steeper Treasury curve. With that, interest rate volatility moderated and benefitted Agency Mortgage-Backed Securities ("MBS"), a sector that saw 171 basis points of excess returns over comparable Treasuries. Meanwhile, investment grade and high yield corporate sectors went through various periods of volatility, especially during April, but ultimately bested comparable Treasuries by 126 and 260 basis points, respectively.

Top Contributors:

  A longer than index duration position and emphasis on the 2‑ and 5-Year tenors rewarded relative performance as the curve steepened with short and intermediate maturities outperforming the long end.

  A sizeable overweight to securitized sectors boosted relative performance, particularly Agency MBS, which was one of the top-performing fixed income sectors as interest rate volatility moderated and nominal spreads tightened meaningfully.

  Favorable issue selection among Asset-Backed Securities and Commercial Mortgage-Backed Securities contributed positively, reflecting a focus on higher‑quality cash‑flow profiles and structures with attractive carry and convexity. Additionally, corporate issue selection was positive as additions made amid early year volatility were subsequently trimmed at attractive levels to capture gains.

Top Detractors:

  The Portfolio maintained an underweight to Investment Grade credit given historically tight spread levels. Although this underweight insulated Portfolio returns during the selloff in April, the position resulted in a small headwind for the full year period as spreads continued to grind tighter.

  The Portfolio's underweight to government‑related debt, particularly non-U.S. Sovereigns, detracted as the sector drove index performance for the year with 477 basis points of excess return versus duration-matched Treasuries.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $12,272	Bloomberg U.S. Aggregate Bond Index $12,199
05/2015	$10,000	$10,000
12/2016	$10,233	$10,265
12/2017	$10,558	$10,628
12/2018	$10,582	$10,630
12/2019	$11,497	$11,556
12/2020	$12,594	$12,424
12/2021	$12,443	$12,232
12/2022	$10,686	$10,641
12/2023	$11,319	$11,229
12/2024	$11,411	$11,369
12/2025	$12,272	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
TCW Core Fixed Income Portfolio - Class A	7.55%	(0.52%)	2.07%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,303,365,949
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 5,476,558
InvestmentCompanyPortfolioTurnover	461.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,303,365,949
# of Portfolio Investments	434
Portfolio Turnover Rate	461%
Total Advisory Fees Paid	$5,476,558

Holdings [Text Block]

Asset Allocation

Value	Value
Foreign Government	0.1
Municipals	0.8
Short-Term Investments	7.9
Asset-Backed Securities	8.9
Non-Agency Mortgage-Backed Securities	10.4
Corporate Bonds & Notes	17.0
U.S. Treasury & Government Agencies	30.7
Agency Sponsored Mortgage-Backed Securities	34.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	23.6
Federal National Mortgage Association	12.1
Federal Home Loan Mortgage Corp.	8.4
U.S. Treasury Bonds	7.1
Uniform Mortgage-Backed Security, TBA	5.3
Government National Mortgage Association, TBA	4.4
Government National Mortgage Association	2.9
CIM Trust	1.4
JP Morgan Mortgage Trust	1.0
JPMorgan Chase & Co.	0.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000154913
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio  outperformed the Bloomberg U.S. Aggregate Bond Index over the 12‑month period ending December 31, 2025. As the U.S. Federal Reserve cut interest rates throughout the year, short and intermediate parts of the yield curve fell by more than long end rates, which contributed to a steeper Treasury curve. With that, interest rate volatility moderated and benefitted Agency Mortgage-Backed Securities ("MBS"), a sector that saw 171 basis points of excess returns over comparable Treasuries. Meanwhile, investment grade and high yield corporate sectors went through various periods of volatility, especially during April, but ultimately bested comparable Treasuries by 126 and 260 basis points, respectively.

Top Contributors:

  A longer than index duration position and emphasis on the 2‑ and 5-Year tenors rewarded relative performance as the curve steepened with short and intermediate maturities outperforming the long end.

  A sizeable overweight to securitized sectors boosted relative performance, particularly Agency MBS, which was one of the top-performing fixed income sectors as interest rate volatility moderated and nominal spreads tightened meaningfully.

  Favorable issue selection among Asset-Backed Securities and Commercial Mortgage-Backed Securities contributed positively, reflecting a focus on higher‑quality cash‑flow profiles and structures with attractive carry and convexity. Additionally, corporate issue selection was positive as additions made amid early year volatility were subsequently trimmed at attractive levels to capture gains.

Top Detractors:

  The Portfolio maintained an underweight to Investment Grade credit given historically tight spread levels. Although this underweight insulated Portfolio returns during the selloff in April, the position resulted in a small headwind for the full year period as spreads continued to grind tighter.

  The Portfolio's underweight to government‑related debt, particularly non-U.S. Sovereigns, detracted as the sector drove index performance for the year with 477 basis points of excess return versus duration-matched Treasuries.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $11,938	Bloomberg U.S. Aggregate Bond Index $12,199
05/2015	$10,000	$10,000
12/2016	$10,221	$10,265
12/2017	$10,509	$10,628
12/2018	$10,516	$10,630
12/2019	$11,398	$11,556
12/2020	$12,439	$12,424
12/2021	$12,272	$12,232
12/2022	$10,509	$10,641
12/2023	$11,098	$11,229
12/2024	$11,177	$11,369
12/2025	$11,938	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
TCW Core Fixed Income Portfolio - Class B	6.82%	(0.82%)	1.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,303,365,949
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 5,476,558
InvestmentCompanyPortfolioTurnover	461.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,303,365,949
# of Portfolio Investments	434
Portfolio Turnover Rate	461%
Total Advisory Fees Paid	$5,476,558

Holdings [Text Block]

Asset Allocation

Value	Value
Foreign Government	0.1
Municipals	0.8
Short-Term Investments	7.9
Asset-Backed Securities	8.9
Non-Agency Mortgage-Backed Securities	10.4
Corporate Bonds & Notes	17.0
U.S. Treasury & Government Agencies	30.7
Agency Sponsored Mortgage-Backed Securities	34.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	23.6
Federal National Mortgage Association	12.1
Federal Home Loan Mortgage Corp.	8.4
U.S. Treasury Bonds	7.1
Uniform Mortgage-Backed Security, TBA	5.3
Government National Mortgage Association, TBA	4.4
Government National Mortgage Association	2.9
CIM Trust	1.4
JP Morgan Mortgage Trust	1.0
JPMorgan Chase & Co.	0.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030586
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap® Value Index over the 12-month period ending December 31, 2025. Both sector allocation and stock selection detracted from relative return, with stock selection having a larger impact on relative underperformance for the period. Given the valuation-centric fundamental investment approach, the outperformance of momentum stocks during the period created a stylistic headwind for the Portfolio.

Top Contributors:

  Franco-Nevada Corp., one of the world’s largest royalty and streaming businesses, provides investors leverage to rising gold prices. With gold appreciating over 64% in 2025, the company was a clear beneficiary.

  MKS, Inc. shares rallied following strong results in Q2 and Q3 driven by a NAND memory upgrade cycle and strength in its Electronics and Packaging business. The company is benefiting from its leading market share in the recovering semiconductor and electronics markets.

  Expedia Group, Inc. outperformed despite sluggish U.S. travel expectations. Its VRBO and Hotels.com bookings also showed strong improvement. Cost discipline and operating leverage drove EBITDA margin expansion and prompted management to raise full-year guidance again.

Top Detractors:

  Globant SA declined amid macro, tariff, and geopolitical uncertainty that weighed on Latin America–exposed equities, compounded by rising concerns that generative artificial intelligence would pressure demand, shorten project durations, and weigh on margins for the company’s IT services.

  Westlake Corp. underperformed as both Housing & Infrastructure Products and Performance & Essential Materials segments faced margin pressures from unfavorable mix, global oversupply, and weak demand, leaving shares pressured despite cost actions and attractive valuation.

  Zebra Technologies Corp., despite having solid long-term fundamentals, lagged due to tariff impacts, cautious customer spending, and disappointing guidance reflecting weakening core business demand.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $25,602	Russell 3000 Index $38,012	Russell Midcap Value Index $25,421
12/2015	$10,000	$10,000	$10,000
12/2016	$11,578	$11,274	$12,000
12/2017	$12,709	$13,656	$13,601
12/2018	$11,444	$12,940	$11,930
12/2019	$14,804	$16,954	$15,158
12/2020	$15,969	$20,495	$15,910
12/2021	$21,100	$25,754	$20,419
12/2022	$20,583	$20,808	$17,962
12/2023	$22,683	$26,209	$20,246
12/2024	$24,975	$32,448	$22,892
12/2025	$25,602	$38,012	$25,421

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Victory Sycamore Mid Cap Value Portfolio - Class A	2.51%	9.90%	9.86%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 840,832,868
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 4,830,224
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$840,832,868
# of Portfolio Investments	106
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$4,830,224

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	5.7
Energy	5.9
Real Estate	6.6
Consumer Staples	7.1
Health Care	8.2
Information Technology	10.0
Materials	10.2
Consumer Discretionary	11.8
Financials	13.1
Industrials	18.8

Top Countries

Value	Value
Canada	1.2
Israel	1.3
United States	95.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alliant Energy Corp.	2.4
Packaging Corp. of America	2.1
Labcorp Holdings, Inc.	1.9
Hologic, Inc.	1.9
Willis Towers Watson PLC	1.9
Expedia Group, Inc.	1.8
Lincoln Electric Holdings, Inc.	1.8
Lamar Advertising Co.	1.8
Keysight Technologies, Inc.	1.8
Hartford Insurance Group, Inc.	1.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030587
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap® Value Index over the 12-month period ending December 31, 2025. Both sector allocation and stock selection detracted from relative return, with stock selection having a larger impact on relative underperformance for the period. Given the valuation-centric fundamental investment approach, the outperformance of momentum stocks during the period created a stylistic headwind for the Portfolio.

Top Contributors:

  Franco-Nevada Corp., one of the world’s largest royalty and streaming businesses, provides investors leverage to rising gold prices. With gold appreciating over 64% in 2025, the company was a clear beneficiary.

  MKS, Inc. shares rallied following strong results in Q2 and Q3 driven by a NAND memory upgrade cycle and strength in its Electronics and Packaging business. The company is benefiting from its leading market share in the recovering semiconductor and electronics markets.

  Expedia Group, Inc. outperformed despite sluggish U.S. travel expectations. Its VRBO and Hotels.com bookings also showed strong improvement. Cost discipline and operating leverage drove EBITDA margin expansion and prompted management to raise full-year guidance again.

Top Detractors:

  Globant SA declined amid macro, tariff, and geopolitical uncertainty that weighed on Latin America–exposed equities, compounded by rising concerns that generative artificial intelligence would pressure demand, shorten project durations, and weigh on margins for the company’s IT services.

  Westlake Corp. underperformed as both Housing & Infrastructure Products and Performance & Essential Materials segments faced margin pressures from unfavorable mix, global oversupply, and weak demand, leaving shares pressured despite cost actions and attractive valuation.

  Zebra Technologies Corp., despite having solid long-term fundamentals, lagged due to tariff impacts, cautious customer spending, and disappointing guidance reflecting weakening core business demand.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $24,975	Russell 3000 Index $38,012	Russell Midcap Value Index $25,421
12/2015	$10,000	$10,000	$10,000
12/2016	$11,550	$11,274	$12,000
12/2017	$12,645	$13,656	$13,601
12/2018	$11,362	$12,940	$11,930
12/2019	$14,655	$16,954	$15,158
12/2020	$15,774	$20,495	$15,910
12/2021	$20,790	$25,754	$20,419
12/2022	$20,229	$20,808	$17,962
12/2023	$22,240	$26,209	$20,246
12/2024	$24,415	$32,448	$22,892
12/2025	$24,975	$38,012	$25,421

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Victory Sycamore Mid Cap Value Portfolio - Class B	2.29%	9.62%	9.58%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 840,832,868
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 4,830,224
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$840,832,868
# of Portfolio Investments	106
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$4,830,224

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	5.7
Energy	5.9
Real Estate	6.6
Consumer Staples	7.1
Health Care	8.2
Information Technology	10.0
Materials	10.2
Consumer Discretionary	11.8
Financials	13.1
Industrials	18.8

Top Countries

Value	Value
Canada	1.2
Israel	1.3
United States	95.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alliant Energy Corp.	2.4
Packaging Corp. of America	2.1
Labcorp Holdings, Inc.	1.9
Hologic, Inc.	1.9
Willis Towers Watson PLC	1.9
Expedia Group, Inc.	1.8
Lincoln Electric Holdings, Inc.	1.8
Lamar Advertising Co.	1.8
Keysight Technologies, Inc.	1.8
Hartford Insurance Group, Inc.	1.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030589
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap® Value Index over the 12-month period ending December 31, 2025. Both sector allocation and stock selection detracted from relative return, with stock selection having a larger impact on relative underperformance for the period. Given the valuation-centric fundamental investment approach, the outperformance of momentum stocks during the period created a stylistic headwind for the Portfolio.

Top Contributors:

  Franco-Nevada Corp., one of the world’s largest royalty and streaming businesses, provides investors leverage to rising gold prices. With gold appreciating over 64% in 2025, the company was a clear beneficiary.

  MKS, Inc. shares rallied following strong results in Q2 and Q3 driven by a NAND memory upgrade cycle and strength in its Electronics and Packaging business. The company is benefiting from its leading market share in the recovering semiconductor and electronics markets.

  Expedia Group, Inc. outperformed despite sluggish U.S. travel expectations. Its VRBO and Hotels.com bookings also showed strong improvement. Cost discipline and operating leverage drove EBITDA margin expansion and prompted management to raise full-year guidance again.

Top Detractors:

  Globant SA declined amid macro, tariff, and geopolitical uncertainty that weighed on Latin America–exposed equities, compounded by rising concerns that generative artificial intelligence would pressure demand, shorten project durations, and weigh on margins for the company’s IT services.

  Westlake Corp. underperformed as both Housing & Infrastructure Products and Performance & Essential Materials segments faced margin pressures from unfavorable mix, global oversupply, and weak demand, leaving shares pressured despite cost actions and attractive valuation.

  Zebra Technologies Corp., despite having solid long-term fundamentals, lagged due to tariff impacts, cautious customer spending, and disappointing guidance reflecting weakening core business demand.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $25,232	Russell 3000 Index $38,012	Russell Midcap Value Index $25,421
12/2015	$10,000	$10,000	$10,000
12/2016	$11,565	$11,274	$12,000
12/2017	$12,674	$13,656	$13,601
12/2018	$11,394	$12,940	$11,930
12/2019	$14,718	$16,954	$15,158
12/2020	$15,854	$20,495	$15,910
12/2021	$20,912	$25,754	$20,419
12/2022	$20,365	$20,808	$17,962
12/2023	$22,411	$26,209	$20,246
12/2024	$24,635	$32,448	$22,892
12/2025	$25,232	$38,012	$25,421

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Victory Sycamore Mid Cap Value Portfolio - Class E	2.42%	9.74%	9.70%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 840,832,868
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 4,830,224
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$840,832,868
# of Portfolio Investments	106
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$4,830,224

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	5.7
Energy	5.9
Real Estate	6.6
Consumer Staples	7.1
Health Care	8.2
Information Technology	10.0
Materials	10.2
Consumer Discretionary	11.8
Financials	13.1
Industrials	18.8

Top Countries

Value	Value
Canada	1.2
Israel	1.3
United States	95.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alliant Energy Corp.	2.4
Packaging Corp. of America	2.1
Labcorp Holdings, Inc.	1.9
Hologic, Inc.	1.9
Willis Towers Watson PLC	1.9
Expedia Group, Inc.	1.8
Lincoln Electric Holdings, Inc.	1.8
Lamar Advertising Co.	1.8
Keysight Technologies, Inc.	1.8
Hartford Insurance Group, Inc.	1.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100091
Shareholder Report [Line Items]
Fund Name	Western Asset Management Government Income Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management Government Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Government Bond Index but slightly underperformed its blended benchmark (40% Bloomberg Treasury 5+ Year, 35% Bloomberg U.S. MBS Index, and 25% Bloomberg U.S. Agency Index) for the 12-month period ended December 31, 2025. In 2025, inflation concerns driven by tariff announcements prompted the U.S. Federal Reserve (the "Fed") to maintain its policy rate throughout the first half of the year. As labor market conditions weakened, the Fed implemented three rate cuts during the latter half of 2025. These actions led to a decline in bond yields and a pronounced steepening of the U.S. Treasury yield curve.

Top Contributors:

  The Portfolio’s rate positioning, including both duration and curve, was the most significant contributor to performance relative to the blended index, as the yield curve bull steepened (short-term rates fell faster than long-term rates).

  Exposure to Government Agency Securities was the second largest driver of outperformance.

  Additionally, the Portfolio’s allocation to emerging market debt contributed positively to performance results.

Top Detractors:

  There were no significant detractors from excess return over the 12-month period.

  While yield curve positioning faced challenges during certain months when the curve flattened, it ultimately contributed positively to performance for the 12-month period.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $11,279	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg U.S. Government Bond Index $11,473
12/2015	$10,000	$10,000	$10,000
12/2016	$10,132	$10,265	$10,105
12/2017	$10,395	$10,628	$10,337
12/2018	$10,388	$10,630	$10,429
12/2019	$11,167	$11,556	$11,141
12/2020	$12,024	$12,424	$12,026
12/2021	$11,787	$12,232	$11,752
12/2022	$10,056	$10,641	$10,304
12/2023	$10,497	$11,229	$10,725
12/2024	$10,521	$11,369	$10,792
12/2025	$11,279	$12,199	$11,473

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Western Asset Management Government Income Portfolio - Class B	7.21%	(1.27%)	1.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Government Bond Index	6.31%	(0.94%)	1.38%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 481,705,588
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 2,081,919
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$481,705,588
# of Portfolio Investments	784
Portfolio Turnover Rate	155%
Total Advisory Fees Paid	$2,081,919

Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.9
Non-Agency Mortgage-Backed Securities	1.3
Foreign Government	6.2
Agency Sponsored Mortgage-Backed Securities	42.6
U.S. Treasury & Government Agencies	52.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal Home Loan Mortgage Corp.	17.7
U.S. Treasury Bonds	14.3
Federal National Mortgage Association	14.0
Resolution Funding Corp. Principal STRIPS	12.5
Federal Farm Credit Banks Funding Corp.	7.9
Government National Mortgage Association	4.4
Government National Mortgage Association REMICS	3.1
Federal Home Loan Mortgage Corp. STRIPS	2.7
Federal Home Loan Mortgage Corp. REMICS	2.4
Government National Mortgage Association, TBA	2.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT